UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Adam Langley, President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Name and address of agent for service)

Copy to:

Stephen T. Cohen

Matthew E. Barsamian

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)

Angel Oak Multi-Strategy Income Fund
Class A | ANGLX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.62%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 7.36%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 529 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K307

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.36	0.07	1.88
Class A (with maximum 2.25% sales charge)	4.90	-0.40	1.65
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Class A)	6.21%
30-Day SEC Yield Unsubsidized (Class A)	6.19%
Weighted Average Life	6.21 years
Distribution Yield (Class A)	5.38%
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K307

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K307

Angel Oak Multi-Strategy Income Fund
Class C | ANGCX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.37%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C Shares returned 6.66%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 459 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	6.66	-0.68	0.96
Class C (with maximum 1.00% deferred sales charge)	5.66	-0.68	0.96
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.42
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Class C)	5.60%
30-Day SEC Yield Unsubsidized (Class C)	5.58%
Weighted Average Life	6.21 years
Distribution Yield (Class C)	4.70%
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K505

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K505

Angel Oak Multi-Strategy Income Fund
Institutional Class | ANGIX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.37%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 7.65% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 558 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2025)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K406

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.65	0.28	2.13
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Institutional Class)	6.61%
30-Day SEC Yield Unsubsidized (Institutional Class)	6.59%
Weighted Average Life	6.21 years
Distribution Yield (Institutional Class)	5.65%
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K406

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K406

Angel Oak UltraShort Income Fund
Class A | AOUAX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 6.39% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 139 basis points (bps) and 114 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K844

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	6.39	2.37	2.64
Bloomberg U.S. Aggregate Bond Index**	2.07	-0.60	1.41
Bloomberg Short Treasury: 9-12 Months	5.00	2.27	2.36
Bloomberg Short-Term Government/Corporate Index	5.25	2.53	2.53
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Class A)	4.82%
30-Day SEC Yield Unsubsidized (Class A)	4.63%
Weighted Average Life	1.55 years
Distribution Yield (Class A)	4.84%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K844

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K844

Angel Oak UltraShort Income Fund
Class A1 | AOUNX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.60%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 returned 6.40%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 140 basis points (bps) and 115 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K778

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	6.40	4.88
Class A1 (with maximum 1.50% sales charge)	4.29	4.24
Bloomberg U.S. Aggregate Bond Index**	2.07	0.94
Bloomberg Short Treasury: 9-12 Months	5.00	4.30
Bloomberg Short Term Government/Corporate Index	5.25	4.69
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Class A1)	4.86%
30-Day SEC Yield Unsubsidized (Class A1)	4.67%
Weighted Average Life	1.55 years
Distribution Yield (Class A1)	4.85%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K778

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K778

Angel Oak UltraShort Income Fund
Institutional Class | AOUIX
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 6.66% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 166 basis points (bps) and 141 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K828

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	6.66	2.63	2.91
Bloomberg U.S. Aggregate Bond Index**	2.07	-0.60	1.28
Bloomberg Short Treasury: 9-12 Months	5.00	2.27	2.35
Bloomberg Short Term Government/Corporate Index	5.25	2.53	2.52
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Institutional Class)	5.18%
30-Day SEC Yield Unsubsidized (Institutional Class)	4.99%
Weighted Average Life	1.55 years
Distribution Yield (Institutional Class)	5.09%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K828

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K828

Angel Oak High Yield Opportunities ETF
AOHY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$57	0.55%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 9.00% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 68 bps based on NAV, as the performance benchmark returned 9.68% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The underperformance relative to the Fund’s performance benchmark was attributable to the high-yield (HY) corporate bond allocation. During a period of outperformance by lower-quality, higher-risk CCC and below-rated issuers, the Fund’s corporate bond allocation was more conservatively positioned, reflecting valuations and the long-term risk-reward outlook. The allocation to HY securitized credit, which is an out-of-index allocation, outperformed relative to the Fund’s benchmark. Specifically, the non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) allocations outperformed by more than 240 bps and 310 bps, respectively.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund capitalized on an out-of-index exposure to securitized credit, specifically HY non-agency RMBS and ABS, which we viewed as undervalued relative to HY corporate credit.

Top Contributors
↑	Overweight to high-yield securitized credit

Top Detractors
↓	Underweight to higher-risk, higher-potential-return CCC and below-rated issuers in a period of outperformance
↓	Negative performance attribution from communications, split between allocation and selection
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak High Yield Opportunities ETF	PAGE 1	TSR-AR-03463K745

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	9.00	4.99	5.66
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19
Bloomberg U.S. Corporate High Yield Index	9.68	4.49	5.24
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$115,669,065
Number of Holdings	235
Net Advisory Fee	$474,861
Portfolio Turnover	37%
Average Credit Quality	BB
Effective Duration	3.13 years
30-Day SEC Yield	6.60%
30-Day SEC Yield Unsubsidized	6.60%
Weighted Average Life	4.22 years
Distribution Yield	5.05%
Angel Oak High Yield Opportunities ETF	PAGE 2	TSR-AR-03463K745

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Sectors (% of net assets)
Financial	15.5%
Energy	15.4%
Mortgage Securities	12.9%
Consumer, Non-cyclical	12.2%
Industrial	10.3%
Consumer, Cyclical	9.6%
Basic Materials	6.6%
Communications	4.4%
Asset-Backed Securities	4.0%
Cash & Other	9.1%

Top 10 Issuers (% of net assets)
First American Government Obligations Fund	5.1%
PRPM LLC	2.7%
iShares Broad USD High Yield Corporate Bond ETF	1.8%
COLT Funding LLC	1.6%
Venture Global LNG, Inc.	1.5%
goeasy Ltd.	1.4%
Nationstar Mortgage Holdings, Inc.	1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Radnor RE Ltd.	1.1%
Post Holdings, Inc.	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	3.9%
AA	1.0%
A	0.1%
BBB	5.0%
BB	54.3%
B	28.2%
CCC	3.6%
NR	3.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Changes to the Fund’s Principal Investment Strategy:
Effective May 30, 2024, the Fund’s minimum investment, under normal circumstances, in structured products has been reduced from 20% to 5%.
Other Material Fund Changes:
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at  https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak High Yield Opportunities ETF	PAGE 3	TSR-AR-03463K745

Angel Oak Mortgage-Backed Securities ETF
MBS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$50	0.49%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.98% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 279 bps based on NAV, as the performance benchmark returned 2.19% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmark during the period, driven primarily by the higher allocation to non-agency residential mortgage-backed securities (RMBS) and an overweight to higher coupons within the agency mortgage-backed securities (MBS) allocation. Higher current income relative to the performance benchmark allowed the Fund to better weather the volatility occurring during the period. The higher yield and tighter spreads in non-agency RMBS contributed to relative performance versus the performance benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation to non-agency RMBS than the performance benchmark did. The Fund was positioned to limit cash exposure because of large shareholder inflows relative to Fund size. Within non-agency RMBS, the Fund had higher allocations to non-qualified mortgage (non-QM) and prime jumbo subsectors, which had strong performance.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Higher cash than performance benchmark
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Mortgage-Backed Securities ETF	PAGE 1	TSR-AR-03463K737

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	4.98	-0.79
Bloomberg U.S. Aggregate Bond Index	2.07	-1.67
Bloomberg U.S. Mortgage-Backed Securities Index	2.19	-1.70
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$171,597,755
Number of Holdings	139
Net Advisory Fee	$307,398
Portfolio Turnover	113%
Average Credit Quality	AA
Effective Duration	6.34 years
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.42%
Weighted Average Life	7.44 years
Distribution Yield	3.61%
Angel Oak Mortgage-Backed Securities ETF	PAGE 2	TSR-AR-03463K737

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities - U.S. Government Agency	85.0%
Residential Mortgage-Backed Securities	38.8%
Money Market Funds	4.5%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.2%
Asset-Backed Securities	0.0%
Futures Contracts	0.0%
Cash & Other	-28.8%

Top 10 Issuers (% of net assets)
Federal National Mortgage Association	43.8%
Federal Home Loan Mortgage Corp.	41.0%
JP Morgan Mortgage Trust	6.6%
COLT Funding LLC	5.2%
First American Government Obligations Fund	4.5%
Verus Securitization Trust	2.7%
PRPM LLC	2.5%
Pretium Mortgage Credit Partners LLC	2.2%
GS Mortgage-Backed Securities Trust	1.7%
Onslow Bay Mortgage Loan Trust	1.7%

Credit Ratings Breakdown (% of net assets)*
AAA	85.4%
AA	4.1%
A	2.9%
BBB	2.7%
BB	2.6%
B	0.7%
NR	1.6%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Mortgage-Backed Securities ETF	PAGE 3	TSR-AR-03463K737

Angel Oak UltraShort Income ETF
UYLD (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$30	0.29%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 6.43% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of the Fund’s performance benchmarks, by 120 bps based on NAV, as the performance benchmark returned 5.23% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, the Fund’s other performance benchmark, by 118 bps based on NAV, as the performance benchmark returned 5.25% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income ETF	PAGE 1	TSR-AR-03463K752

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	6.43	6.68
Bloomberg U.S. Aggregate Bond Index**	2.07	5.26
Bloomberg Short-Term Government/Corporate Index	5.25	5.15
Bloomberg U.S. Treasury Bills Index	5.23	5.09
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$733,492,211
Number of Holdings	424
Net Advisory Fee	$1,464,439
Portfolio Turnover	91%
Average Credit Quality	A
Effective Duration	0.73 years
30-Day SEC Yield	5.46%
30-Day SEC Yield Unsubsidized	5.20%
Weighted Average Life	1.27 years
Distribution Yield	4.56%
Angel Oak UltraShort Income ETF	PAGE 2	TSR-AR-03463K752

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Asset-Backed Securities	34.4%
Commercial Mortgage-Backed Securities - U.S. Government Agency	17.7%
Collateralized Loan Obligations	16.7%
Corporate Obligations	14.8%
Residential Mortgage-Backed Securities	9.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	3.3%
Money Market Funds	2.9%
Commercial Mortgage-Backed Securities	1.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.0%
Cash & Other	-0.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	19.3%
Pagaya AI Debt Selection Trust	9.3%
First American Government Obligations Fund	2.9%
Marlette Funding Trust	2.7%
Exeter Automobile Receivables Trust	1.9%
American Credit Acceptance Receivables Trust	1.8%
ACHV ABS TRUST	1.6%
Parliament Funding	1.4%
Prosper Marketplace Issuance Trust	1.4%
Gallatin CLO Ltd.	1.2%

Credit Ratings Breakdown (% of net assets)*
AAA	43.2%
AA	8.9%
A	20.3%
BBB	23.8%
BB	1.3%
B	0.4%
NR	2.3%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at  https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income ETF	PAGE 3	TSR-AR-03463K752

Angel Oak Income ETF
CARY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2025
This annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of  February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$82	0.79%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.10% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 503 bps based on NAV, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocations to ABS and high-yield corporates were reduced to take gains on sectors that have experienced spread compression. Additionally, the Fund’s allocation to commercial mortgage-backed securities was increased to take advantage of what we believe is attractive relative value.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Income ETF	PAGE 1	TSR-AR-03463K760

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	7.10	7.86
Bloomberg U.S. Aggregate Bond Index	2.07	5.03
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$368,104,431
Number of Holdings	507
Net Advisory Fee	$1,904,414
Portfolio Turnover	77%
Average Credit Quality	A
Effective Duration	3.77 years
30-Day SEC Yield	6.01%
30-Day SEC Yield Unsubsidized	5.81%
Weighted Average Life	6.63 years
Distribution Yield	5.14%
Angel Oak Income ETF	PAGE 2	TSR-AR-03463K760

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	41.3%
Residential Mortgage-Backed Securities - U.S. Government Agency	21.0%
Asset-Backed Securities	18.1%
Collateralized Loan Obligations	11.3%
Corporate Obligations	3.9%
Commercial Mortgage-Backed Securities	3.3%
Money Market Funds	1.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Common Stocks	0.0%
Cash & Other	-1.0%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	12.7%
JP Morgan Mortgage Trust	6.2%
Federal National Mortgage Association	4.8%
COLT Funding LLC	4.0%
Government National Mortgage Association	3.9%
Verus Securitization Trust	3.4%
PRPM LLC	3.3%
Marlette Funding Trust	2.3%
Pagaya AI Debt Selection Trust	2.1%
Saluda Grade Mortgage Funding LLC	2.1%

Credit Ratings Breakdown (% of net assets)*
AAA	29.7%
AA	5.8%
A	8.6%
BBB	16.4%
BB	26.0%
B	6.7%
CCC	0.0%
NR	6.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Income ETF	PAGE 3	TSR-AR-03463K760

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Alvin R. Albe, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 01/31/2025	FYE 01/31/2024
(a) Audit Fees	$264,182	$258,750
(b) Audit-Related Fees	$5,000	$0
(c) Tax Fees	$28,000	$28,000
(d) All Other Fees	$0	$0

(e)(1) The Audit, Financial and Administrative Oversight Committee has not adopted written pre-approval policies and procedures. Instead, the Committee has the duty and responsibility to pre-approve all auditing services and permissible non-auditing services to be provided to the Funds in accordance with its Charter and the 1940 Act. In addition, the Committee considers matters with respect to the principal accountant’s independence each year. The Committee did not approve any of the audit-related, tax or other non-audit fees described above pursuant to the “de minimis exceptions” set forth in Rule 2-01(c)(7)(i)(C) and Rule 2-01(c)(7)(ii) of Regulation S-X.

The Audit, Financial and Administrative Oversight Committee also has the duty and responsibility to pre-approve those non-audit services provided to the Funds’ investment adviser (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the Funds) where the engagement relates directly to the operations or financial reporting of the Funds in accordance with the Charter of the Committee and the 1940 Act. The Committee considered whether the provision of any non-audit services rendered to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds that were not pre-approved by the Committee because the engagement did not relate directly to the operations and financial reporting of the Funds is compatible with maintaining the principal accountant’s independence.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 01/31/2025	FYE 01/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the last two years.

Non-Audit Related Fees	FYE 01/31/2025	FYE 01/31/2024
Registrant	$28,000	$28,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Alvin R. Albe, Jr., Keith M. Schappert, Ira P. Cohen, and Andrea N. Mullins.

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Angel Oak®
CAPITAL ADVISORS

Angel Oak Funds Trust

Annual Financial Statements and Additional Information

January 31, 2025

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 51.7%
A&D Mortgage LLC
Series 2023-NQM3, Class A3, 7.34%, 07/25/2068(a)(b)	$1,429,422	$1,459,873
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(b)	1,384,108	1,423,777
Series 2023-NQM4, Class B1, 8.08%, 09/25/2068(a)(c)	5,000,000	5,056,675
Series 2024-NQM6, Class B2, 7.31%, 01/25/2070(a)(c)	2,586,000	2,395,158
A&D Mortgage Trust, Series 2024-NQM1, Class B1, 8.53%, 02/25/2069(a)(c)	7,000,000	7,097,069
Adjustable RateMortgage Trust
Series 2005-12, Class 2A1, 5.06%, 03/25/2036(c)	1,286,268	975,953
Series 2007-2, Class 1A21, 4.99%, 06/25/2037(c)	1,605,669	1,316,472
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.01%, 05/25/2046(c)(d)	13,582,241	89,697
Series 2006-6, Class XP, 0.04%, 12/25/2046(c)(d)	50,878,385	360,015
Series 2007-5, Class XP, 0.07%, 06/25/2047(c)(d)	12,131,490	134,405
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 6.44% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap)(e)	3,220,219	2,731,767
Series 2006-3, Class 3A2, 6.75%, 12/25/2036(b)(e)	6,114,563	1,787,470
Series 2007-2, Class 11A1, 4.89% (1 mo. Term SOFR + 0.57%), 03/25/2047	3,574,832	1,560,100
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040(a)	1,000,000	946,844
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056(a)	2,000,000	1,515,104
ATLX Trust
Series 2024-RPL1, Class A2, 4.28%, 04/25/2064(a)(c)	3,000,000	2,790,705
Series 2024-RPL1, Class M1, 4.28%, 04/25/2064(a)(c)	3,500,000	3,175,686
ATLXM Trust
Series 2024-RPL2, Class A1, 3.85%, 04/25/2063(a)(b)	9,781,572	9,418,324
Series 2024-RPL2, Class M1, 3.85%, 04/25/2063(a)(c)	10,000,000	8,879,380
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037(f)	124,087	69,834
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,923,926	1,411,208
Series 2007-8, Class 2A1, 7.00%, 10/25/2037(e)	2,781,806	1,921,991
Series 2007-A, Class 2A2, 4.83% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	685,331	602,007
Series 2007-B, Class A1, 4.83% (1 mo. Term SOFR + 0.53%), 04/20/2047(e)	2,472,449	2,062,007
Series 2007-C, Class 7A4, 4.85% (1 mo. Term SOFR + 0.55%), 05/20/2047(e)	1,623,118	1,510,824
Series 2014-R1, Class A2, 3.73% (1 mo. LIBOR US + 0.15%), 06/26/2037(a)(e)(g)	3,586,053	3,337,192
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035(f)	158,899	124,337
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.80%, 05/26/2036(a)(c)	2,771,344	1,749,807
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 5.48%, 08/25/2035(c)	1,244,544	1,059,683

See accompanying notes which are an integral part of these financial statements.

1

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.43% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	$1,119,480	$730,549
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	538,000	581,975
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	6,200,000	6,427,695
Series 2024-1, Class M1C, 8.30% (30 day avg SOFR US + 3.95%), 08/25/2034(a)	5,430,000	5,630,476
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	1,000,000	1,052,877
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061(a)(c)	3,628,312	3,329,597
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060(a)(c)	1,745,014	1,595,458
Series 2023-NQM4, Class B1, 7.10%, 05/25/2063(a)(c)	4,000,000	3,954,300
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(b)	1,405,188	1,358,310
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(b)	936,792	904,496
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 11/29/2029(a)(b)	5,000,000	5,064,060
BX Trust, Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(c)(h)	1,750,000	1,722,553
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(b)	1,500,000	1,377,571
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.69%, 02/25/2046(a)(c)	3,000,000	2,693,955
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037(a)(c)(d)	15,208,311	219,973
Series 2006-1A, Class A1, 4.58% (1 mo. Term SOFR + 0.26%), 12/25/2046(a)(e)	2,604,733	2,409,022
Series 2006-2A, Class A1, 4.56% (1 mo. Term SOFR + 0.24%), 04/25/2047(a)(e)	8,229,730	7,467,361
Series 2006-4A, Class A2, 4.61% (1 mo. Term SOFR + 0.29%), 11/25/2047(a)(e)	3,009,068	2,531,300
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.85% (30 day avg SOFR US + 6.50%), 02/25/2050(a)	2,159,000	2,015,826
Series 2021-CL1, Class M3, 5.90% (30 day avg SOFR US + 1.55%), 02/25/2050(a)	2,059,201	1,957,407
Series 2021-CL1, Class M4, 7.00% (30 day avg SOFR US + 2.65%), 02/25/2050(a)	2,130,244	1,944,200
Series 2021-CL1, Class M5, 7.60% (30 day avg SOFR US + 3.25%), 02/25/2050(a)	851,993	761,273
Series 2024-1, Class B4, 6.69%, 01/25/2055(a)(c)	2,978,903	2,751,994
Series 2024-10, Class A3, 5.50%, 10/25/2055(a)(c)	2,865,433	2,833,644
Series 2024-11, Class A2, 6.00%, 11/25/2055(a)(c)	9,855,198	9,916,074
Series 2024-2, Class B4, 6.64%, 02/25/2055(a)(c)	2,605,826	2,453,893
Series 2024-3, Class B4, 6.22%, 02/25/2055(a)(c)	2,029,983	1,875,414
Series 2024-7, Class B4, 6.88%, 06/25/2055(a)(c)	2,572,376	2,467,538

See accompanying notes which are an integral part of these financial statements.

2

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	$1,335,584	$763,867
CIM Trust
Series 2019-J1, Class B5, 3.94%, 08/25/2049(a)(c)	613,000	392,413
Series 2021-J1, Class B4, 2.66%, 03/25/2051(a)(c)	1,276,965	649,907
Series 2021-J1, Class B5, 2.66%, 03/25/2051(a)(c)	810,000	372,971
Series 2021-J2, Class B4, 2.67%, 04/25/2051(a)(c)	1,529,338	839,714
Series 2021-J2, Class B5, 2.67%, 04/25/2051(a)(c)	718,000	331,204
Series 2021-J3, Class B4, 2.61%, 06/25/2051(a)(c)	1,281,000	612,245
Series 2021-J3, Class B5, 2.61%, 06/25/2051(a)(c)	481,000	190,052
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class B3, 7.35%, 06/25/2054(a)(c)	5,842,490	5,847,585
CitimortgageAlternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036(e)	2,586,197	2,290,928
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036(f)	70,666	37,698
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap)(c)(e)	1,689,953	1,473,076
Series 2006-A7, Class 1A9, 5.08% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap)(e)	3,680,866	2,987,174
Series 2007-A3, Class 1A2, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)(e)	2,013,939	1,612,225
Series 2007-A3, Class APO, 0.00%, 03/25/2037(f)	106,123	55,463
Series 2007-A4, Class APO, 0.00%, 04/25/2037(f)	65,328	35,548
Series 2007-A5, Class 1A3, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap)(e)	3,142,937	2,635,324
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035(f)	27,414	18,974
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065(a)(c)	3,605,000	2,983,137
Series 2021-3R, Class M1, 2.36%, 12/25/2064(a)(c)	2,862,000	2,273,327
Series 2022-2, Class B1, 3.96%, 02/25/2067(a)(c)	1,750,000	1,409,548
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(c)	2,362,000	2,038,132
Series 2022-4, Class B1, 4.69%, 03/25/2067(a)(c)	3,535,000	3,169,120
Series 2022-5, Class B1, 4.77%, 03/25/2067(a)(c)	4,714,000	4,207,891
Series 2022-6, Class M1, 4.65%, 06/27/2067(a)(c)	969,978	874,855
Series 2022-7, Class B1, 6.30%, 04/25/2067(a)(c)	3,916,000	3,857,452
Series 2022-7, Class B2, 6.30%, 04/25/2067(a)(c)	4,452,000	4,431,427
Series 2022-8, Class B2, 6.50%, 08/25/2067(a)(c)	1,170,000	1,149,856
Series 2023-2, Class B1, 7.94%, 07/25/2068(a)(c)	2,000,000	2,015,640
Series 2023-2, Class B2, 7.94%, 07/25/2068(a)(c)	2,260,000	2,241,882
Series 2023-3, Class B1, 7.87%, 09/25/2068(a)(c)	2,000,000	2,014,330
CoreVest American Finance Lender LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/2031(a)(b)	1,150,000	1,166,660
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.05%, 05/25/2035(c)(d)	11,592,789	75,759
Series 2005-16, Class X2, 0.00%, 06/25/2035(c)(d)	14,924,140	149
Series 2005-24, Class 1AX, 0.01%, 07/20/2035(c)(d)	6,574,284	4,549
Series 2005-27, Class 2X1, 0.00%, 08/25/2035(c)(d)	16,919,476	169
Series 2005-38, Class X, 5.05%, 09/25/2035(c)(d)	36,173,289	3,871
Series 2005-41, Class 2X2, 0.00%, 09/25/2035(c)(d)	3,529,283	6,677

See accompanying notes which are an integral part of these financial statements.

3

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-44, Class 1X, 0.02%, 10/25/2035(c)(d)	$17,730,609	$34,752
Series 2005-51, Class 1X, 1.44%, 11/20/2035(c)(d)	13,519,801	931,704
Series 2005-51, Class 3X2, 0.05%, 11/20/2035(c)(d)	10,047,480	57,190
Series 2005-51, Class 4X, 0.03%, 11/20/2035(c)(d)	14,517,088	50,984
Series 2005-56, Class 4X, 0.00%, 11/25/2035(c)(d)	18,669,469	142,093
Series 2005-58R, Class A, 0.07%, 12/20/2035(a)(c)(d)	35,361,870	332,119
Series 2005-59R, Class A, 2.21%, 12/20/2035(a)(c)(d)	10,140,213	700
Series 2005-J11, Class 1A4, 4.83% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,564,118	1,335,436
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,417,895	867,260
Series 2006-29T1, Class 2A13, 4.73% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,503,612	685,184
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036(c)(d)	2,376,495	49,134
Series 2006-OA1, Class 1X, 0.07%, 03/20/2046(c)(d)	8,278,793	65,709
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046(b)(d)	19,491,867	452
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046(c)(d)	18,361,484	184
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046(c)(d)	11,176,813	112
Series 2006-OA3, Class X, 0.00%, 05/25/2036(c)(d)	11,596,962	26,058
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.46%, 10/25/2034(c)(d)	4,740,668	177,325
Series 2004-25, Class 1X, 0.00%, 02/25/2035(c)(d)	10,636,289	32,611
Series 2004-29, Class 1X, 0.02%, 02/25/2035(c)(d)	1,514,314	5,682
Series 2005-1, Class 1X, 0.01%, 03/25/2035(c)(d)	2,769,346	3,764
Series 2005-11, Class 4X, 0.05%, 04/25/2035(c)(d)	4,028,177	207,254
Series 2005-2, Class 2X, 0.00%, 03/25/2035(c)(d)	6,749,469	67
Series 2005-7, Class 3A2, 3.49%, 03/25/2035(c)(e)	3,118,844	2,434,975
Series 2005-7, Class 3X, 0.86%, 03/25/2035(c)(d)	845,826	33,090
Series 2006-12, Class X, 0.12%, 07/25/2036(c)(d)	13,017,710	55,690
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,881,822	673,816
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035(e)	1,942,856	708,670
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,811,483	1,686,710
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,698,375	777,017
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap)(a)(g)	391,142	301,339
Series 2017-RPL3, Class B5, 4.54%, 08/01/2057(a)(c)	7,063,105	6,032,478
Series 2020-RPL4, Class B3, 4.01%, 01/25/2060(a)(c)	10,124,150	6,670,549
Series 2020-RPL4, Class B4, 4.01%, 01/25/2060(a)(c)	10,125,738	5,696,092
Series 2020-RPL4, Class XS, 1.55%, 01/25/2060(a)(c)(d)	168,577,202	5,364,127
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056(a)(c)	3,031,450	1,826,309
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056(a)(c)	1,539,950	1,042,988
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056(a)(c)(d)	103,325,969	193,943
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056(a)(c)(d)	6,942,680	128,092
Series 2021-INV1, Class B3, 3.08%, 07/25/2056(a)(c)	4,047,921	3,298,031

See accompanying notes which are an integral part of these financial statements.

4

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-INV2, Class A11X, 0.00% (−1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap)(a)(d)(i)	$18,739,120	$507,230
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056(a)(c)(d)	11,227,104	260,042
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056(a)(c)(d)	300,189,676	564,957
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056(a)(c)(d)	17,195,813	119,270
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(c)	1,000,000	749,491
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066(a)(c)	1,499,483	1,291,134
Series 2022-ATH3, Class B1, 7.10%, 08/25/2067(a)(c)	11,195,247	11,279,581
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(b)	6,464,934	6,323,404
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067(a)(c)	500,000	455,566
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.28%, 01/25/2067(a)(c)	2,000,000	1,576,140
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035(e)	3,195,901	1,629,564
Series 2006-AB2, Class A8, 4.72%, 06/25/2036(c)(e)	2,435,928	2,208,534
Series 2007-AR1, Class A1, 4.67% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap)(e)	4,955,748	4,535,020
Series 2007-AR1, Class A2, 4.79% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	860,692	776,065
Series 2007-BAR1, Class A4, 4.91% (1 mo. Term SOFR + 0.59%), 03/25/2037(e)	76,432,950	5,266,307
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 4.03%, 08/25/2037(a)(c)(e)	6,619,925	6,117,214
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044(c)(d)	11,290,489	2,902
Series 2004-AR2, Class C, 0.00%, 11/19/2044(j)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044(c)(d)	10,189,353	8,396
Series 2004-AR4, Class X2, 0.00%, 01/19/2045(c)(d)	9,646,141	251
Series 2005-AR1, Class 1A, 4.95% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap)(e)	16,133,693	12,320,817
Series 2005-AR1, Class C, 0.00%, 02/19/2045(j)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045(c)(d)	17,381,673	19,189
Series 2005-AR2, Class 2A1C, 4.85% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap)(e)	1,014,894	991,497
Series 2006-AR2, Class 2A1A, 4.61% (1 mo. Term SOFR + 0.31%), 10/19/2036(e)	17,903,938	12,092,821
Series 2007-AR1, Class 1A1A, 4.55% (1 mo. Term SOFR + 0.25%), 04/19/2047(e)	30,442,730	24,696,391
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	6,795
Eagle Re Ltd.
Series 2021-2, Class M2, 8.60% (30 day avg SOFR US + 4.25%), 04/25/2034(a)	3,000,000	3,116,679
Series 2023-1, Class M2, 9.55% (30 day avg SOFR US + 5.20%), 09/26/2033(a)	3,000,000	3,195,228
EFMT
Series 2024-CES1, Class B1, 7.04%, 01/26/2060(a)(c)	1,550,000	1,551,211
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(c)	1,393,000	1,394,282
Series 2024-CES1, Class B3, 8.72%, 01/26/2060(a)(c)	3,588,553	3,592,149

See accompanying notes which are an integral part of these financial statements.

5

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(c)	$2,710,000	$1,798,481
Series 2022-4, Class AIOS, 0.25%, 09/25/2067(a)(c)(d)	282,742,734	1,351,793
Series 2022-4, Class B3, 5.94%, 09/25/2067(a)(c)	20,820,278	11,429,833
Series 2022-4, Class X, 0.00%, 09/25/2067(a)(c)(d)	282,742,734	680,844
Series 2024-INV2, Class B3, 7.69%, 10/25/2069(a)(c)	6,155,807	5,784,895
Series 2024-NQM1, Class B1A, 7.17%, 11/25/2069(a)(c)	1,250,000	1,275,976
Series 2024-NQM1, Class B2, 7.66%, 11/25/2069(a)(c)	2,897,500	2,669,333
Series 2024-NQM1, Class B3, 7.66%, 11/25/2069(a)(c)	2,739,000	2,521,907
Series 2025-NQM1, Class B1B, 7.46%, 01/25/2070(a)(c)	4,532,000	4,479,075
Series 2025-NQM1, Class B3, 7.46%, 01/25/2070(a)(c)	5,008,000	4,540,093
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054(a)(c)	3,715,041	3,772,182
Series 2024-HE1, Class C, 6.75%, 03/25/2054(a)(c)	1,238,347	1,275,733
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(c)	2,800,538	2,808,175
First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A8, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2036, (5.50% Cap)	3,304,476	1,106,979
Flagstar Mortgage Trust
Series 2018-2, Class B5, 3.99%, 04/25/2048(a)(c)	2,642,041	2,262,057
Series 2018-6RR, Class B5, 4.91%, 10/25/2048(a)(c)	2,478,000	1,946,551
Series 2021-1, Class B4, 3.09%, 02/01/2051(a)(c)	2,622,523	2,051,983
Series 2021-1, Class B5, 3.09%, 02/01/2051(a)(c)	1,222,000	625,278
Series 2021-10IN, Class B5, 3.50%, 10/25/2051(a)(c)	1,184,600	903,648
Series 2021-2, Class B4, 2.78%, 04/25/2051(a)(c)	1,340,188	729,349
Series 2021-2, Class B5, 2.78%, 04/25/2051(a)(c)	1,343,000	638,999
Series 2021-6INV, Class B5, 3.48%, 08/25/2051(a)(c)	2,938,632	2,151,026
Series 2021-9INV, Class AX1, 0.47%, 09/25/2041(a)(c)(d)	194,483,291	2,600,436
Series 2021-9INV, Class B4, 2.97%, 09/25/2041(a)(c)	471,455	418,264
Series 2021-9INV, Class B5, 2.97%, 09/25/2041(a)(c)	1,211,408	723,945
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066(a)(c)	669,843	555,152
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066(a)(c)	1,250,000	910,712
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067(a)(b)	791,803	794,488
Series 2023-NQM3, Class B1, 7.52%, 08/25/2068(a)(c)	8,940,000	8,933,089
Series 2024-NQM1, Class A3, 6.51%, 01/25/2059(a)(b)	749,803	759,554
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.17%, 02/25/2053(a)(c)	46,291,844	40,743,303
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.10%, 06/25/2045(c)(d)	11,639,001	73,721
Series 2005-AR3, Class X1, 0.00%, 08/25/2045(c)(d)	20,701,827	222,834
Series 2005-AR4, Class 4A1A, 5.07% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	808,100	744,091
Series 2005-AR4, Class X4, 0.00%, 10/25/2045(c)(d)	6,957,077	17,553
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036(d)	13,083,528	404,045

See accompanying notes which are an integral part of these financial statements.

6

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 4.78% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)	$5,453,310	$5,267,063
Series 2014-5R, Class 3B3, 4.78% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)(e)	5,707,000	5,119,841
Series 2014-5R, Class 3B4, 4.78% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)(e)	5,709,149	4,607,803
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.02%, 08/25/2049(a)(c)	1,500,000	1,176,388
Series 2019-PJ1, Class B5, 4.02%, 08/25/2049(a)(c)	577,000	399,961
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050(a)(c)(d)	26,854,670	266,398
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051(a)(c)	1,707,051	1,046,480
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051(a)(c)(d)	309,305,134	302,810
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051(a)(c)	1,727,096	1,362,549
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051(a)(c)	1,496,352	912,601
Series 2020-RPL1, Class B1, 3.80%, 07/25/2059(a)(c)	6,323,000	5,215,805
Series 2021-HP1, Class B3, 3.21%, 01/25/2052(a)(c)(e)	3,509,622	2,858,534
Series 2021-HP1, Class B4, 3.21%, 01/25/2052(a)(c)	3,519,150	2,836,787
Series 2021-HP1, Class B5, 3.21%, 01/25/2052(a)(c)	1,413,364	1,081,922
Series 2021-INV1, Class B3, 3.03%, 12/25/2051(a)(c)	3,968,564	3,206,814
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(c)	832,838	668,089
Series 2021-MM1, Class B3, 2.73%, 04/25/2052(a)(c)(e)	2,467,125	1,966,837
Series 2021-MM1, Class B4, 2.73%, 04/25/2052(a)(c)	1,523,773	733,749
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051(a)(c)	2,253,913	1,621,131
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051(a)(c)	1,039,000	495,625
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052(a)(c)	1,235,151	1,003,283
Series 2021-PJ11, Class B4, 2.86%, 04/25/2052(a)(c)	1,300,000	647,257
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051(a)(c)	1,200,748	931,709
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051(a)(c)	1,207,965	702,014
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051(a)(c)(d)	446,092,522	245,797
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051(a)(c)	2,549,418	1,478,076
Series 2021-PJ4, Class B5, 2.61%, 09/25/2051(a)(c)	1,244,000	575,056
Series 2021-PJ5, Class B4, 2.59%, 10/25/2051(a)(c)	3,557,315	2,373,985
Series 2021-PJ5, Class B5, 2.59%, 10/25/2051(a)(c)	1,194,000	548,605
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051(a)(c)(d)	764,546,781	765,311
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051(a)(c)	5,275,086	3,939,867
Series 2021-PJ6, Class B5, 2.68%, 11/25/2051(a)(c)	1,038,000	488,013
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052(a)(c)	7,256,781	5,424,988
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052(a)(c)	3,693,510	2,666,958
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052(a)(c)	1,237,000	591,567
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(c)	1,500,000	892,209
Series 2021-PJ9, Class B4, 2.93%, 02/26/2052(a)(c)	3,222,454	2,480,013
Series 2021-PJ9, Class B5, 2.93%, 02/26/2052(a)(c)	1,213,420	801,241
Series 2022-GR1, Class B4, 3.20%, 06/25/2052(a)(c)	3,670,728	2,735,232
Series 2022-GR1, Class B5, 3.20%, 06/25/2052(a)(c)	1,152,489	815,451
Series 2022-LTV1, Class A14, 3.00%, 06/25/2052(a)(c)	59,557,500	41,359,706

See accompanying notes which are an integral part of these financial statements.

7

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-LTV1, Class A15X, 0.00% (−1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap)(a)(d)(i)	$13,203,071	$389,583
Series 2022-LTV1, Class B2, 3.25%, 06/25/2052(a)(c)(e)	4,603,563	3,666,052
Series 2022-LTV1, Class B4, 3.25%, 06/25/2052(a)(c)	4,751,281	3,524,381
Series 2022-LTV1, Class B5, 3.25%, 06/25/2052(a)(c)	742,329	516,972
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052(a)(c)	4,211,446	3,375,945
Series 2023-CCM1, Class B1, 7.45%, 08/25/2053(a)(c)	2,300,000	2,303,788
Series 2023-PJ3, Class A16, 5.50%, 10/27/2053(a)(c)	4,142,568	4,145,025
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054(a)(c)	2,923,614	2,954,178
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054(a)(c)	2,976,932	3,018,374
Series 2024-PJ3, Class B4, 6.25%, 08/25/2054(a)(c)	2,340,000	2,036,635
Series 2024-PJ5, Class B4, 6.92%, 09/25/2054(a)(c)	1,613,000	1,458,357
Series 2024-PJ6, Class B3, 6.77%, 10/25/2054(a)(c)	2,017,568	1,939,993
Series 2024-PJ6, Class B4, 6.77%, 10/25/2054(a)(c)	1,584,000	1,409,188
Series 2024-PJ8, Class B4, 6.92%, 02/25/2055(a)(c)	1,734,000	1,568,316
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(c)	3,500,000	3,002,100
GSAA Trust
Series 2005-14, Class 2A3, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035(e)	1,994,407	1,756,462
Series 2006-18, Class AF5A, 6.50%, 11/25/2036(b)	1,946,569	758,303
Series 2007-2, Class AV1, 4.51% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,287,356	614,653
Series 2007-5, Class 2A1A, 4.67% (1 mo. Term SOFR + 0.35%), 04/25/2047(e)	1,423,250	1,315,989
GSR Mortgage Loan Trust
Series 2005-6F, Class 3A6, 4.76% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,340,080	1,137,141
Series 2007-3F, Class 4A1, 4.73% (1 mo. Term SOFR + 0.41%), 05/25/2037, (7.00% Cap)	4,372,281	947,093
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035(c)(d)	6,784,126	68
Series 2004-7, Class X1, 0.50%, 11/19/2034(c)(d)	912,710	14,409
Series 2004-9, Class 4A2, 5.19% (1 mo. Term SOFR + 0.89%), 12/19/2034(e)	1,517,210	1,342,693
Series 2005-1, Class X, 0.00%, 03/19/2035(c)(d)	4,792,349	6,882
Series 2005-10, Class X, 0.00%, 11/19/2035(c)(d)	23,067,108	231
Series 2005-11, Class X, 0.00%, 08/19/2045(c)(d)	6,813,958	68
Series 2005-12, Class X2B, 0.12%, 10/19/2035(c)(d)	7,014,843	70
Series 2005-13, Class X, 0.00%, 02/19/2036(c)(d)	11,763,045	118
Series 2005-15, Class 2A11, 4.95% (1 mo. Term SOFR + 0.65%), 10/20/2045, (11.00% Cap)(e)	2,187,528	2,039,793
Series 2005-3, Class X2, 0.04%, 06/19/2035(c)(d)	32,912,945	329
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035(c)(d)	21,566,159	216
Series 2006-14, Class 2A1A, 4.71% (1 mo. Term SOFR + 0.41%), 01/25/2047(e)	15,349,707	14,176,866
Series 2007-6, Class 1A1A, 4.61% (1 mo. Term SOFR + 0.31%), 08/19/2037, (10.50% Cap)(e)	14,847,597	12,009,048

See accompanying notes which are an integral part of these financial statements.

8

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2007-6, Class 2A1A, 4.60% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	$1,503,571	$1,329,498
Helios Loan Funding Trust, 11.54%, 02/13/2054(c)	12,357,205	13,344,126
Home RE Ltd.
Series 2021-2, Class M2, 7.60% (30 day avg SOFR US + 3.25%), 01/25/2034(a)	8,250,000	8,316,239
Series 2023-1, Class M2, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2033(a)	3,000,000	3,290,985
Homebanc Mortgage Trust, Series 2004-2, Class A2, 5.33% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	831,205	798,247
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 4.99% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap)(e)	3,168,865	2,843,325
IndymacIndex Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034(c)(d)	1,536,267	15
Series 2005-16IP, Class AX, 0.00%, 07/25/2045(c)(d)	11,138,605	4,556
Series 2005-AR10, Class AX, 0.00%, 06/25/2035(c)(d)	24,666,076	247
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035(c)(d)	38,622,776	386
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035(c)(d)	18,907,823	14,767
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035(c)(d)	9,181,853	11,413
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035(c)(d)	12,065,233	141,489
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035(c)(d)	15,272,384	153
Series 2006-AR25, Class 5A1, 3.70%, 09/25/2036(c)(e)	3,801,012	2,946,814
Series 2007-AR9, Class 2A1, 3.92%, 04/25/2037(c)(e)	3,168,852	1,946,860
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	2,994,870	2,882,194
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 4.89% (1 mo. Term SOFR + 0.57%), 12/25/2036, (11.50% Cap)	925,058	823,052
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.59%, 06/25/2049(a)(c)	3,850,650	3,597,843
Series 2019-LTV1, Class B5, 4.59%, 06/25/2049(a)(c)	1,752,008	1,379,608
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.68%, 10/25/2035(c)(e)	4,733,434	3,683,047
Series 2006-A6, Class 1A4L, 4.63%, 10/25/2036(c)	1,362,446	1,022,040
Series 2007-A4, Class 3A3, 5.45%, 06/25/2037(c)	1,132,114	891,854
Series 2019-7, Class AX1, 0.00%, 02/25/2050(a)(c)(d)	18,585,825	56
Series 2019-7, Class B4, 3.96%, 02/25/2050(a)(c)	2,775,233	2,242,053
Series 2019-7, Class B5, 3.96%, 02/25/2050(a)(c)	1,199,000	822,087
Series 2019-8, Class AX1, 0.17%, 03/25/2050(a)(c)(d)	42,958,502	308,743
Series 2019-9, Class B5, 3.80%, 05/25/2050(a)(c)	2,425,969	2,092,796
Series 2019-LTV3, Class B5, 4.35%, 03/25/2050(a)(c)	1,735,029	1,524,265
Series 2020-1, Class B5, 3.82%, 06/25/2050(a)(c)	2,081,502	1,717,241
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(c)	279,085	241,368
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(c)	200,072	173,050
Series 2020-3, Class B5, 3.83%, 08/25/2050(a)(c)	1,588,125	1,353,988
Series 2020-5, Class B5, 3.57%, 12/25/2050(a)(c)	1,679,853	1,274,280
Series 2020-LTV1, Class B5, 4.25%, 06/25/2050(a)(c)	2,741,148	2,378,826
Series 2020-LTV2, Class B5, 4.00%, 11/25/2050(a)(c)	2,979,162	2,457,069

See accompanying notes which are an integral part of these financial statements.

9

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-10, Class B5, 2.83%, 12/25/2051(a)(c)	$2,324,337	$1,539,869
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(c)	1,500,000	1,005,639
Series 2021-14, Class A3, 2.50%, 05/25/2052(a)(c)	6,166,643	4,955,292
Series 2021-15, Class B3, 3.11%, 06/25/2052(a)(c)	8,552,437	6,737,482
Series 2021-15, Class B4, 3.11%, 06/25/2052(a)(c)	4,975,642	3,791,792
Series 2021-3, Class B4, 2.94%, 07/25/2051(a)(c)	1,995,715	1,530,313
Series 2021-6, Class B4, 2.86%, 10/25/2051(a)(c)	3,560,167	2,670,976
Series 2021-7, Class B4, 2.80%, 11/25/2051(a)(c)	1,745,427	1,312,282
Series 2021-7, Class B5, 2.80%, 11/25/2051(a)(c)	1,745,427	946,515
Series 2021-8, Class B4, 2.84%, 12/25/2051(a)(c)	2,975,767	2,241,556
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052(a)(c)	1,105,063	901,154
Series 2022-1, Class B4, 3.09%, 07/25/2052(a)(c)	14,007,667	10,379,219
Series 2023-6, Class B3, 6.20%, 12/26/2053(a)(c)	4,817,295	4,750,118
Series 2023-6, Class B4, 6.20%, 12/26/2053(a)(c)	1,565,743	1,389,875
Series 2023-7, Class B4, 6.25%, 02/25/2054(a)(c)	1,035,500	901,127
Series 2023-8, Class B4, 6.29%, 02/25/2054(a)(c)	3,047,688	2,756,338
Series 2023-9, Class B4, 6.40%, 04/25/2054(a)(c)	2,988,468	2,787,631
Series 2024-10, Class B2, 7.00%, 03/25/2055(a)(c)	2,300,045	2,321,615
Series 2024-10, Class B3, 7.00%, 03/25/2055(a)(c)	7,440,501	7,412,324
Series 2024-10, Class B6, 7.00%, 03/25/2055(a)(c)	2,843,931	2,016,077
Series 2024-11, Class A2, 6.00%, 04/25/2055(a)(c)	6,609,257	6,643,315
Series 2024-12, Class A2, 6.00%, 06/25/2055(a)(c)	12,854,279	12,989,005
Series 2024-4, Class B4, 7.17%, 10/25/2054(a)(c)	3,018,336	2,931,279
Series 2024-5, Class B4, 6.96%, 11/25/2054(a)(c)	2,624,166	2,513,411
Series 2024-5, Class B5, 6.96%, 11/25/2054(a)(c)	2,366,000	1,988,121
Series 2024-6, Class B4, 6.95%, 12/25/2054(a)(c)	2,512,639	2,314,706
Series 2024-6, Class B5, 6.95%, 12/25/2054(a)(c)	1,795,000	1,503,368
Series 2024-8, Class A3, 5.50%, 01/25/2055(a)(c)	2,588,876	2,580,837
Series 2024-8, Class B4, 7.04%, 01/25/2055(a)(c)	2,611,000	2,445,322
Series 2024-9, Class B4, 7.02%, 02/25/2055(a)(c)	3,331,161	3,221,983
Series 2024-9, Class B6, 7.02%, 02/25/2055(a)(c)	2,676,609	1,908,746
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(c)	3,000,000	2,553,903
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 6.13% (1 mo. Term SOFR + 1.81%), 04/25/2047(a)	3,498,386	3,572,230
Series 2019-CL1, Class M4, 7.03% (1 mo. Term SOFR + 2.71%), 04/25/2047(a)	1,295,211	1,315,761
Series 2020-CL1, Class B, 14.43% (1 mo. Term SOFR + 10.11%), 10/25/2057(a)	6,690,285	7,029,677
Series 2020-CL1, Class M2, 6.93% (1 mo. Term SOFR + 2.61%), 10/25/2057(a)	2,839,450	2,898,091
Series 2020-CL1, Class M4, 8.78% (1 mo. Term SOFR + 4.46%), 10/25/2057(a)	907,882	927,486
Series 2020-CL1, Class M5, 10.03% (1 mo. Term SOFR + 5.71%), 10/25/2057(a)	1,743,729	1,814,927

See accompanying notes which are an integral part of these financial statements.

10

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-CL1, Class B, 11.25% (30 day avg SOFR US + 6.90%), 03/25/2051(a)	$1,150,672	$1,121,699
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	386,058	353,537
Lake Summit Mortgage Trust
8.67%, 08/15/2049(c)	2,802,596	2,775,066
6.68%, 08/28/2049(c)	82,578,557	80,715,337
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061(a)(b)	4,514,458	4,536,001
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037(f)	15,984	11,520
Series 2007-9, Class AP, 0.00%, 10/25/2037(f)	10,916	8,907
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.79%, 09/25/2035(b)	842,519	743,943
Series 2007-7N, Class 1A1A, 4.87% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,601,499	2,439,509
Series 2007-9, Class WFIO, 0.55%, 04/25/2037(d)	14,599,238	146
LuminentMortgage Trust
Series 2006-1, Class A1, 5.15% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	2,993,187	2,654,897
Series 2006-1, Class X, 0.06%, 04/25/2036(c)(d)	21,224,289	67,408
Series 2006-2, Class X, 0.00%, 02/25/2046(c)(d)	29,514,292	295
Series 2006-5, Class X, 0.00%, 07/25/2036(c)(d)	24,940,305	249
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.81%, 09/25/2035(c)	970,705	885,327
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034(f)	73,571	58,337
Series 2007-1, Class 15PO, 0.00%, 02/25/2025(f)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047(e)	9,522,432	3,717,148
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035(f)	9,966	5,984
Series 2007-1, Class AP, 0.00%, 11/25/2037(f)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.64%, 03/25/2048(a)(c)	1,799,000	1,320,705
Series 2018-MTG1, Class B5, 3.64%, 03/25/2048(a)(c)	1,499,000	1,037,792
Series 2021-INV4, Class B5, 3.21%, 12/25/2051(a)(c)	1,149,183	858,877
Series 2021-MTG1, Class B4, 2.64%, 04/25/2051(a)(c)	1,039,201	779,939
Series 2021-MTG1, Class B5, 2.64%, 04/25/2051(a)(c)	519,148	270,552
Series 2021-MTG2, Class B4, 2.66%, 06/25/2051(a)(c)	1,587,946	1,120,007
Series 2021-MTG3, Class B5, 2.90%, 07/01/2051(a)(c)	488,000	207,148
Merrill Lynch Mortgage Investors, Inc., Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,637,917	646,219
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(c)	4,106,000	3,374,496
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(c)	4,500,000	3,676,815

See accompanying notes which are an integral part of these financial statements.

11

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 4.61% (1 mo. Term SOFR + 0.29%), 05/25/2037	$12,100,412	$10,661,891
Series 2007-HE6, Class A4, 4.68% (1 mo. Term SOFR + 0.36%), 05/25/2037(e)	1,742,459	1,510,094
Morgan Stanley Mortgage Loan Trust
Series 2005-6AR, Class 5A1, 5.06%, 11/25/2035(c)	1,977,604	811,917
Series 2006-3AR, Class 1AX, 0.62%, 03/25/2036(c)(d)	13,596,015	382,306
Series 2006-3AR, Class 2A1, 4.82%, 03/25/2036(c)(e)	4,536,940	2,582,599
Series 2006-3AR, Class 2A3, 4.82%, 03/25/2036(c)(e)	2,306,023	1,318,374
Series 2006-5AR, Class AX, 0.33%, 04/25/2036(c)(d)	14,399,975	148,334
Series 2006-7, Class 4A2, 5.18% (1 mo. Term SOFR + 0.86%), 06/25/2036, (6.00% Cap)	3,043,038	1,249,337
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.49%, 08/26/2047(a)(c)	1,010,309	879,199
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.94%, 03/25/2051(a)(c)	765,940	442,886
Series 2021-1, Class B5, 2.94%, 03/25/2051(a)(c)	988,000	478,836
Series 2021-3, Class B4, 2.78%, 06/25/2051(a)(c)	1,093,000	544,642
Series 2021-4, Class B4, 2.93%, 07/25/2051(a)(c)	1,240,000	628,666
Series 2021-5, Class B4, 2.98%, 08/25/2051(a)(c)	1,977,478	1,141,738
MortgageIT Trust, Series 2006-1, Class 1X, 0.06%, 04/25/2036(c)(d)	7,731,793	18,433
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.34%, 02/25/2058(a)(c)	1,178,436	833,244
Series 2019-2A, Class B6, 4.77%, 12/25/2057(a)(c)	4,950,029	3,767,863
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059(a)(c)(d)	13,195,684	919,752
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.77% (1 mo. Term SOFR + 0.27%), 03/26/2037(a)(e)	3,631,956	2,835,878
Oceanview Mortgage Trust
Series 2021-5, Class B4, 2.97%, 10/25/2051(a)(c)	1,715,000	909,521
Series 2021-5, Class B5, 2.97%, 10/25/2051(a)(c)	734,000	321,487
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(c)	1,572,511	1,277,856
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(c)	2,500,000	1,651,827
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(c)	1,027,294	869,554
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(c)	1,839,910	1,528,547
PHH Alternative Mortgage Trust
Series 2007-1, Class 21PO, 0.00%, 02/25/2037(f)	11,122	8,780
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	993,617	844,559
PMT Loan Trust, Series 2024-INV2, Class A1, 6.00%, 12/25/2059(a)(c)	3,228,321	3,265,528
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(b)	3,724,927	3,723,668
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054(a)(b)	1,854,548	1,883,363
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(b)	960,359	969,168
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054(a)(b)	3,843,946	3,850,204
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054(a)(b)	1,909,326	1,919,191

See accompanying notes which are an integral part of these financial statements.

12

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	$800,000	$759,750
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/2054(a)(c)	12,662,574	12,363,547
PRPM LLC
Series 2021-9, Class A1, 5.36%, 10/25/2026(a)(b)	15,664,736	15,717,401
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051(a)(c)	6,167,000	5,013,302
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067(a)(c)	3,500,000	3,379,680
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068(a)(c)	750,000	766,904
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(b)	3,337,167	3,370,071
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(b)	871,900	881,353
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(b)	1,744,455	1,760,713
Series 2024-3, Class A2, 9.56%, 05/25/2029(a)(b)	1,000,000	1,004,909
Series 2024-5, Class A1, 5.69%, 09/25/2029(a)(b)	3,045,534	3,044,803
Series 2024-7, Class A1, 5.87%, 11/25/2029(a)(b)	2,839,635	2,873,418
Series 2024-NQM3, Class M1B, 6.88%, 08/25/2069(a)(c)	1,138,000	1,152,476
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(b)	1,489,669	1,464,517
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(a)(b)	1,000,000	904,620
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(a)(b)	1,250,000	1,079,312
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(a)(b)	2,000,000	1,813,586
Series 2024-RCF5, Class M2, 4.00%, 08/25/2054(a)(b)	1,250,000	1,021,262
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054(a)(b)	2,936,000	2,665,154
Radnor RE Ltd.
Series 2021-1, Class M2, 7.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	3,500,000	3,563,182
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	3,495,496	3,525,785
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	500,000	507,059
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,500,000	1,550,687
RALI Trust
Series 2005-QA13, Class 2A1, 5.42%, 12/25/2035(c)(e)	3,224,909	2,846,882
Series 2005-QO5, Class X, 1.68%, 01/25/2046(c)(d)	19,901,524	724,455
Series 2005-QS13, Class AP, 0.00%, 09/25/2035(f)	181,345	119,168
Series 2005-QS17, Class A1, 6.00%, 12/25/2035(e)	1,489,799	1,309,398
Series 2005-QS17, Class AP, 0.00%, 12/25/2035(f)	224,471	148,096
Series 2006-QA7, Class 2A1, 4.80% (1 mo. Term SOFR + 0.48%), 08/25/2036(e)	4,533,355	4,053,526
Series 2006-QA9, Class A1, 4.79% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,376,326	708,923
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036(e)	1,801,876	1,390,969
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036(e)	1,795,209	1,349,814
Series 2006-QS12, Class AP, 0.00%, 09/25/2036(f)	72,669	42,728
Series 2006-QS14, Class A15, 4.73% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,316,588	943,576
Series 2006-QS14, Class A25, 6.50%, 11/25/2036(e)	4,492,245	3,659,864
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	881,396	747,272

See accompanying notes which are an integral part of these financial statements.

13

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-QS15, Class AP, 0.00%, 10/25/2036(f)	$97,584	$46,369
Series 2006-QS16, Class AP, 0.00%, 11/25/2036(f)	99,662	48,775
Series 2006-QS3, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap)(e)	2,272,816	1,872,137
Series 2006-QS3, Class 1A8, 4.83% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,226,215	1,027,432
Series 2006-QS5, Class AP, 0.00%, 05/25/2036(f)	28,052	16,763
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036(f)	34,822	19,701
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036(f)	14,951	0
Series 2007-QA2, Class A3, 4.73% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap)(e)	4,742,473	4,072,148
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037(f)	20,978	16,308
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,303,543	990,728
Series 2007-QS3, Class AP, 0.00%, 02/25/2037(f)	364,938	163,539
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037(f)	496,580	25,401
Series 2007-QS5, Class AP, 0.00%, 03/25/2037(f)	164,054	80,226
Series 2007-QS6, Class AP, 0.00%, 04/25/2037(f)	279,861	135,993
Series 2007-QS9, Class AP, 0.00%, 07/25/2037(f)	794,149	349,852
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051(a)(c)	2,471,430	1,623,065
Series 2021-J1, Class B4, 2.70%, 07/25/2051(a)(c)	1,291,000	627,648
Series 2022-J1, Class B4, 2.75%, 01/25/2052(a)(c)	3,501,416	1,890,215
Series 2024-J2, Class B3, 6.46%, 07/25/2054(a)(c)	1,841,743	1,701,846
Series 2024-J2, Class B5, 6.46%, 07/25/2054(a)(c)	927,000	695,766
Series 2024-J3, Class B4, 6.41%, 10/25/2054(a)(c)	747,000	639,534
Series 2024-J3, Class B5, 6.41%, 10/25/2054(a)(c)	935,000	705,846
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035(a)(c)	1,294,209	1,148,020
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051(a)(c)	2,420,626	1,668,961
Series 2021-2, Class B5, 2.56%, 06/25/2051(a)(c)	1,566,000	711,506
Series 2022-1, Class B3, 2.76%, 01/25/2052(a)(c)	9,279,922	6,737,103
Series 2022-1, Class B4, 2.76%, 01/25/2052(a)(c)	5,197,193	3,427,985
Series 2022-1, Class B5, 2.76%, 01/25/2052(a)(c)	2,245,000	940,924
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.88% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,570,965	957,563
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,421,370	933,540
Series 2005-A11, Class PO, 0.00%, 10/25/2035(f)	552,523	235,975
Series 2006-A2, Class A5, 5.13% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,841,745	559,266
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036(e)	10,310,161	3,119,360
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036(e)	6,234,120	1,652,216
Series 2006-A8, Class 2A4, 6.50%, 08/25/2036(e)	10,240,217	3,025,073
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,941,451	1,125,264
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,911,770	1,973,199

See accompanying notes which are an integral part of these financial statements.

14

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035(f)	$16,999	$11,083
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036(f)	11,305	5,701
Series 2006-S4, Class AP, 0.00%, 04/25/2036(f)	107,171	70,160
Series 2006-S5, Class A4, 0.00%, 06/25/2036(f)	28,803	15,608
Series 2007-S1, Class A7, 6.00%, 01/25/2037	1,041,416	823,197
Series 2007-S5, Class AP, 0.00%, 05/25/2037(f)	179,024	89,186
RithmCapital Corp.
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	2,554,000	2,287,268
Series 2023-NQM1, Class B1, 7.55%, 10/25/2063(a)(c)	3,000,000	3,025,107
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(c)	2,925,685	2,766,812
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050(a)(c)(d)	27,049,501	3,142,746
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051(a)(c)	1,449,524	1,552,988
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051(a)(c)	1,159,619	1,240,129
Series 2021-MF1, Class A1, 2.81%, 11/25/2029(a)(c)	8,068,019	8,093,667
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052(a)(c)	3,153,250	2,859,723
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052(a)(c)	2,011,000	1,806,976
Series 2022-SEQ2, Class B3, 7.74%, 02/25/2052(a)(c)	2,309,200	2,091,071
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052(a)	38,061,600	35,432,647
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052(a)(c)	5,213,750	4,797,688
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052(a)(c)(d)	106,883,584	1,833,909
Series 2022-SG2, Class A, 5.00%, 05/15/2052(a)	15,000,000	14,711,400
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(c)	3,246,189	3,318,524
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(c)	5,241,433	5,354,575
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053(a)(c)	4,250,000	4,283,792
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(b)	13,500,000	13,646,502
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(a)(b)	1,250,000	1,263,141
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.19%, 03/20/2035(c)(d)	2,998,908	0
Series 2007-1, Class 5A1, 4.31%, 10/20/2046(c)(e)	1,725,447	1,240,167
Series 2021-1, Class B4, 2.66%, 03/25/2051(a)(c)	2,379,935	1,459,997
Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(c)	2,476,613	2,494,480
Series 2023-5, Class B4, 6.09%, 12/25/2053(a)(c)	1,191,000	1,005,590
Series 2024-2, Class A13, 6.00%, 03/25/2054(a)(c)	3,000,000	3,009,654
Series 2024-7, Class A2, 6.00%, 08/25/2054(a)(c)	4,085,501	4,084,578
Series 2024-8, Class B3, 6.68%, 09/25/2054(a)(c)	3,713,427	3,658,702
Series 2024-8, Class B4, 6.68%, 09/25/2054(a)(c)	2,839,796	2,648,070
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(c)	577,104	521,720
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(c)	3,103,144	2,553,192
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(c)	1,660,989	1,379,415
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.86%, 07/25/2043(a)(c)	782,566	669,938
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/2050(a)(c)	6,000,000	5,217,264

See accompanying notes which are an integral part of these financial statements.

15

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(c)	$2,743,000	$2,265,202
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(c)	151,061	140,706
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(c)	5,170,000	3,893,558
Series 2021-5, Class A3, 2.44%, 09/25/2066(a)(c)	7,367,859	6,082,322
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(c)	2,349,838	2,146,718
Series 2022-SFR3, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	1,973,629	1,974,756
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 5.33%, 09/25/2035(c)(e)	1,406,822	924,979
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.02%, 03/19/2034(c)(d)	3,648,145	36
Series 2004-AR7, Class X, 0.67%, 04/19/2035(c)(d)	5,324,147	31,013
Series 2005-AR2, Class 1X, 0.01%, 05/25/2045(c)(d)	6,816,888	8,283
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035(c)(d)	9,122,174	13,556
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046(c)(d)	10,270,470	105,930
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046(c)(d)	35,313,912	28,675
Series 2006-AR7, Class X, 0.90%, 08/25/2036(d)	22,926,372	739,421
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.00%, 01/25/2037(a)(c)(d)	22,208,041	145,840
TowdPoint Mortgage Trust
Series 2017-6, Class B4, 3.37%, 10/25/2057(a)(c)	4,500,000	2,902,207
Series 2018-2, Class B4, 3.79%, 03/25/2058(a)(c)	3,000,000	2,061,120
Series 2018-5, Class B3, 3.49%, 07/25/2058(a)(c)	3,000,000	1,988,838
Series 2019-1, Class B2, 3.77%, 03/25/2058(a)(c)	3,000,000	2,304,561
Series 2019-HY2, Class B3, 6.68% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	2,294,000	2,089,637
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	2,548,781	2,318,927
Series 2024-3, Class M2, 5.13%, 07/25/2065(a)(c)	1,695,000	1,509,196
Series 2024-4, Class A2, 4.42%, 10/27/2064(a)(c)	2,897,000	2,715,042
Series 2024-4, Class M1, 4.42%, 10/27/2064(a)(c)	4,966,000	4,461,261
Series 2024-CES3, Class M2C, 6.25%, 05/25/2064(a)(c)	10,000,000	9,988,570
Triangle Re Ltd., Series 2023-1, Class M1A, 7.75% (30 day avg SOFR US + 3.40%), 11/25/2033(a)	4,249,559	4,292,824
Unlock Hea Trust
Series 2022-1, Class A, 7.00%, 09/25/2035(a)(b)	8,641,572	8,539,455
Series 2022-1, Class B, 8.00%, 09/25/2035(a)(b)	10,000,000	9,521,920
Series 2023-1, Class A, 7.00%, 10/25/2038(a)	1,665,555	1,669,516
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051(a)(c)	1,557,701	1,192,283
Series 2021-INV2, Class B5, 3.24%, 09/25/2051(a)(c)	2,042,398	1,549,245
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(a)(b)	1,000,000	1,007,934
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(c)	1,750,000	1,278,651
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(c)	1,579,695	1,299,693
Series 2022-3, Class M1, 4.06%, 02/25/2067(a)(c)	2,500,000	2,092,967

See accompanying notes which are an integral part of these financial statements.

16

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-7, Class B1, 5.32%, 07/25/2067(a)(c)	$3,119,000	$3,029,404
Series 2022-7, Class B2, 5.32%, 07/25/2067(a)(c)	6,000,000	5,878,050
Series 2022-7, Class M1, 5.32%, 07/25/2067(a)(c)	1,000,000	987,573
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(b)	554,073	565,936
Series 2022-INV1, Class B1, 5.81%, 08/25/2067(a)(c)	3,483,000	3,444,931
Series 2022-INV1, Class B2, 5.81%, 08/25/2067(a)(c)	2,200,000	2,193,781
Series 2022-INV2, Class B1, 6.79%, 10/25/2067(a)(c)	1,400,000	1,402,736
Series 2023-2, Class A2, 6.60%, 03/25/2068(a)(b)	2,366,474	2,385,775
Series 2023-5, Class B1, 8.06%, 06/25/2068(a)(c)	5,000,000	5,022,115
Series 2023-6, Class B2, 7.80%, 09/25/2068(a)(c)	3,450,000	3,456,062
Series 2023-8, Class M1, 7.45%, 12/25/2068(a)(c)	850,000	871,041
Series 2023-INV1, Class M1, 7.52%, 02/25/2068(a)(c)	2,300,000	2,304,306
Series 2024-INV2, Class B1, 6.93%, 08/26/2069(a)	1,500,000	1,522,686
Series 2025-1, Class B2, 7.35%, 01/25/2070(a)(c)	1,250,000	1,216,557
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(c)	1,000,000	1,012,143
Series 2024-CES2, Class A3, 5.91%, 10/25/2054(a)(b)	1,000,000	981,736
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(c)	1,000,000	1,013,294
WaMu Mortgage Pass Through Certificates
Series 2004-AR10, Class X, 0.12%, 07/25/2044(c)(d)	7,403,536	570
Series 2005-AR6, Class X, 0.00%, 04/25/2045(c)(d)	14,178,206	77,484
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047(c)(d)	61,232,532	14,390
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047(c)(d)	54,351,723	2,609
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-5, Class CB11, 5.83% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap)(e)	2,759,845	2,478,895
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	820,143	796,123
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	954,304	914,254
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046(c)(d)	10,995,560	124,140
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047(c)(d)	17,874,650	50,746
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS7, Class P, 0.00%, 03/25/2033(f)	203	158
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 1A1, 6.00%, 06/25/2037	705,072	627,904
Series 2007-PA3, Class 4A1, 6.50%, 07/25/2037	1,282,292	1,098,585
Series 2007-PA3, Class 4A3, 6.50%, 07/25/2037	1,406,671	1,205,144
Wells Fargo Mortgage BackedSecurities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038(f)	15,222	9,218
Series 2019-3, Class B4, 3.73%, 07/25/2049(a)(c)	1,627,000	1,109,453
Series 2019-4, Class B4, 3.51%, 09/25/2049(a)(c)	2,124,000	1,366,911
Series 2021-1, Class B4, 2.70%, 12/25/2050(a)(c)	1,818,000	972,056
Series 2021-1, Class B5, 2.70%, 12/25/2050(a)(c)	1,011,000	479,034
Series 2022-1, Class B4, 2.97%, 08/25/2051(a)(c)	1,499,223	1,124,474
Series 2022-1, Class B5, 2.97%, 08/25/2051(a)(c)	1,158,000	536,565
Western Alliance Bancorp
Series 2021-CL2, Class B, 13.07% (30 day avg SOFR US + 8.50%), 07/25/2059(a)	6,600,000	6,550,764

See accompanying notes which are an integral part of these financial statements.

17

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-CL2, Class M4, 9.70% (30 day avg SOFR US + 5.35%), 07/25/2059(a)	$11,954,418	$11,790,762
Series 2021-CL2, Class M5, 10.85% (30 day avg SOFR US + 6.50%), 07/25/2059(a)	6,982,796	6,805,021
WinWaterMortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044(a)(c)(e)	2,370,000	1,788,141
Series 2014-2, Class B5, 4.04%, 09/20/2044(a)(c)	1,938,000	1,601,265
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,646,622,388)		1,444,077,447
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 16.7%
Federal Home Loan Mortgage Corp.
Pool QG4208, 4.50%, 05/01/2053	3,894,004	3,661,251
Pool QG4323, 6.00%, 06/01/2053	3,068,996	3,100,386
Pool QG6305, 4.50%, 07/01/2053	17,958,188	16,919,144
Pool QI2043, 6.00%, 03/01/2054	10,635,844	10,754,604
Pool QI2950, 6.00%, 04/01/2054	2,333,397	2,357,263
Pool QI4343, 4.50%, 04/01/2054	4,744,765	4,470,057
Pool QJ0145, 6.50%, 07/01/2054	5,438,383	5,584,295
Pool QJ0225, 6.00%, 07/01/2054	11,341,923	11,475,655
Pool QJ4036, 5.50%, 09/01/2054	9,652,646	9,553,417
Pool QJ5663, 5.00%, 10/01/2054	13,796,315	13,339,767
Pool QJ6122, 5.00%, 10/01/2054	2,960,669	2,857,143
Pool QJ6482, 5.00%, 10/01/2054	13,051,533	12,599,232
Pool QJ7677, 5.50%, 11/01/2054	6,982,169	6,910,393
Pool QJ7705, 5.00%, 11/01/2054	2,490,909	2,408,480
Pool RJ0314, 6.00%, 11/01/2053	8,755,680	8,861,650
Pool RJ0846, 6.00%, 02/01/2054	2,541,218	2,560,856
Pool RJ1366, 5.00%, 04/01/2054	11,627,445	11,220,868
Pool RJ1430, 6.00%, 05/01/2054	5,789,808	5,834,551
Pool SD2500, 5.00%, 03/01/2053	11,272,962	10,878,781
Pool SD3636, 6.00%, 08/01/2053	1,447,061	1,464,575
Pool SD5143, 6.00%, 04/01/2054	22,001,337	22,212,616
Pool SD5381, 5.50%, 05/01/2054	9,516,940	9,416,137
Pool SD5709, 6.00%, 07/01/2054	3,753,695	3,802,647
Pool SD5781, 6.00%, 07/01/2054	8,033,956	8,133,706
Pool SD5813, 6.00%, 07/01/2054	9,622,670	9,733,119
Pool SD6195, 5.00%, 10/01/2053	8,994,404	8,724,868
Pool SD6443, 6.00%, 10/01/2053	1,653,412	1,664,641
Pool SD7029, 5.00%, 12/01/2054	1,949,144	1,900,480
Pool SD7182, 5.00%, 12/01/2054	1,997,398	1,930,052
Pool SD8322, 4.50%, 05/01/2053	360,800	339,235
Pool SD8383, 5.50%, 12/01/2053	2,757,755	2,722,511
Federal National Mortgage Association
6.00%, 02/15/2040	50,000,000	50,327,847
Pool BY0126, 5.50%, 04/01/2053	3,334,576	3,305,509

See accompanying notes which are an integral part of these financial statements.

18

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool CB3770, 3.50%, 06/01/2052	$7,964,174	$7,064,523
Pool CB4289, 4.50%, 08/01/2052	3,069,570	2,896,649
Pool CB8004, 6.00%, 02/01/2054	4,418,015	4,457,680
Pool CB8710, 6.00%, 06/01/2054	3,592,882	3,631,875
Pool CB9060, 5.50%, 08/01/2054	9,584,624	9,474,114
Pool DA0007, 5.50%, 09/01/2053	4,683,441	4,623,586
Pool DB3770, 5.50%, 05/01/2054	4,188,347	4,137,437
Pool DB4019, 6.00%, 05/01/2054	5,384,938	5,446,746
Pool DB6624, 5.50%, 06/01/2054	1,227,895	1,220,144
Pool DC1302, 5.00%, 08/01/2054	1,482,314	1,440,209
Pool DC3426, 5.00%, 09/01/2054	2,843,752	2,749,646
Pool DC4050, 5.00%, 10/01/2054	20,273,544	19,570,964
Pool DC5656, 5.00%, 11/01/2054	2,989,746	2,887,072
Pool DC5743, 5.50%, 11/01/2054	4,984,397	4,934,717
Pool DC6402, 5.00%, 11/01/2054	2,977,226	2,873,121
Pool FA0157, 5.50%, 12/01/2054	19,809,076	19,555,916
Pool FA0161, 5.50%, 12/01/2054	2,992,708	2,960,072
Pool FS7280, 5.00%, 03/01/2053	10,974,127	10,617,830
Pool FS7798, 6.00%, 06/01/2054	4,923,712	4,974,072
Pool FS9409, 5.50%, 10/01/2054	26,157,401	25,921,200
Government National Mortgage Association
Pool MA8201, 4.50%, 08/20/2052	7,558,071	7,151,779
Pool MA8429, 5.50%, 11/20/2052	8,433,545	8,367,932
Pool MA8647, 5.00%, 02/20/2053	7,773,436	7,544,438
Pool MA8725, 5.00%, 03/20/2053	1,383,149	1,342,403
Pool MA8727, 6.00%, 03/20/2053	3,346,716	3,372,971
Pool MA8799, 4.50%, 04/20/2053	3,617,819	3,421,079
Pool MA8878, 5.00%, 05/20/2053	8,151,158	7,911,033
Pool MA8948, 5.50%, 06/20/2053	10,434,976	10,353,792
Pool MA9166, 3.00%, 09/20/2053	3,504,845	3,058,639
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $471,204,037)		464,987,375
ASSET-BACKED SECURITIES — 16.2%
Automobile — 7.7%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028(a)	1,500,000	150
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033(a)	750,000	758,431
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029(a)	500,000	497,479
Avis Budget Car Rental LLC
Series 2020-1A, Class D, 3.34%, 08/20/2026(a)	5,000,000	4,951,970
Series 2021-1A, Class C, 2.13%, 08/20/2027(a)	2,160,000	2,068,051
Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	3,750,000	3,571,875
Series 2023-1A, Class C, 6.23%, 04/20/2029(a)	700,000	704,918

See accompanying notes which are an integral part of these financial statements.

19

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
CAL Receivables LLC, Series 2022-1, Class B, 8.76% (30 day avg SOFR US + 4.35%), 10/15/2026(a)	$7,213,827	$7,240,316
Carvana Auto Receivables Trust
Series 2019-3A, Class R, 0.00%, 07/15/2026(a)	11,000	2,611,849
Series 2019-4A, Class R, 0.00%, 10/15/2026(a)	13,000	3,580,497
Series 2021-N1, Class F, 4.55%, 01/10/2028(a)	1,184,004	1,162,592
Series 2021-N2, Class E, 2.90%, 03/10/2028(a)	15,937,622	15,350,799
Series 2021-N3, Class E, 3.16%, 06/12/2028(a)	6,260,371	5,986,129
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	10,047,833	9,752,818
Series 2023-N1, Class E, 10.46%, 04/10/2030(a)	5,000,000	5,446,720
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	4,000,000	4,237,328
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	4,000,000	4,284,096
Series 2024-N2, Class D, 6.44%, 09/10/2030(a)	4,500,000	4,572,409
Series 2024-P2, Class D, 6.10%, 06/10/2031	432,000	435,555
Series 2024-P3, Class D, 5.39%, 09/10/2032	544,000	536,680
Series 2024-P3, Class N, 6.53%, 09/10/2032(a)	313,106	313,513
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028(a)	500,000	494,623
Series 2021-D, Class E, 4.06%, 12/15/2028(a)	500,000	489,181
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	4,100,000	4,583,984
Series 2023-D, Class E, 10.13%, 05/15/2031(a)	6,120,000	6,636,822
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	5,270,000	5,419,584
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	1,500,000	1,527,991
Series 2025-A, Class E, 7.65%, 08/16/2032(a)	1,800,000	1,826,896
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	5,000,000	4,897,385
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	1,700,000	1,649,223
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	2,000,000	1,940,770
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	7,146,000	7,589,781
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	600,000	650,902
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	600,000	613,791
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	600,000	606,775
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	3,628,000	3,719,690
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	1,000,000	1,000,643
Series 2025-1A, Class E, 7.48%, 09/15/2032(a)	1,989,000	2,010,545
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030(a)	688,000	725,165
Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	1,550,000	1,584,446
Series 2024-2A, Class D, 7.15%, 09/15/2031(a)	1,128,000	1,149,335
Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,717,000	1,705,275
Flagship Credit Auto Trust
Series 2021-2, Class E, 3.16%, 09/15/2028(a)	4,100,000	3,935,754
Series 2021-4, Class E, 4.03%, 03/15/2029(a)	4,000,000	3,641,484
Series 2022-1, Class E, 5.37%, 06/15/2029(a)	1,000,000	883,788
Series 2024-1, Class E, 8.60%, 05/15/2031(a)	400,000	400,697

See accompanying notes which are an integral part of these financial statements.

20

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
FoursightCapital Automobile Receivables Trust
Series 2021-2, Class F, 4.19%, 02/15/2029(a)	$900,000	$894,677
Series 2022-1, Class E, 4.69%, 08/15/2029(a)	5,000,000	4,919,845
Series 2023-1, Class D, 7.41%, 02/15/2030(a)	2,080,000	2,128,117
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028(a)	3,000,000	2,923,359
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	7,870,000	8,730,112
Series 2023-2A, Class E, 9.37%, 01/15/2030(a)	2,000,000	2,139,768
Series 2023-4A, Class E, 9.72%, 08/15/2030(a)	3,000,000	3,219,519
Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	400,000	411,336
Series 2024-3A, Class E, 7.25%, 06/16/2031(a)	1,000,000	1,000,307
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	1,500,000	1,505,079
Hertz Corp., Series 2021-2A, Class D, 4.34%, 12/27/2027(a)	12,935,000	12,235,617
Hertz Global Holdings, Inc.
Series 2022-2A, Class D, 5.16%, 06/26/2028(a)	4,000,000	3,782,780
Series 2022-4A, Class D, 6.56%, 09/25/2026(a)	3,800,000	3,772,283
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030(a)	800,000	835,366
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 9.62% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	1,321,992	1,361,243
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.06% (30 day avg SOFR US + 2.65%), 11/15/2027(a)	750,000	755,344
LAD Auto Receivables Trust, Series 2024-2A, Class D, 6.37%, 10/15/2031(a)	1,000,000	1,014,120
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028(a)	800,000	819,709
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class B, 5.56%, 10/15/2035(a)	1,170,000	1,190,405
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	500,000	509,741
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032(a)	99,668	99,855
Series 2024-A, Class F, 10.17%, 06/15/2032(a)	1,500,000	1,526,349
SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 04/15/2030(a)	500,000	511,165
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	1,297,458	1,302,307
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	2,618,038	2,623,277
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	2,200,000	2,314,948
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	378,163	375,972
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	1,300,000	686,018
Series 2022-1A, Class D, 9.14%, 07/15/2027(a)	2,053,000	205

See accompanying notes which are an integral part of these financial statements.

21

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	$7,692,733	$7,690,064
Series 2024-1, Class D, 9.87%, 05/15/2031(a)	3,500,000	3,706,108
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028(a)	3,000,000	2,887,653
		215,621,353
Consumer — 7.8%
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	1,650,000	1,692,200
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	3,500,000	3,551,177
Series 2024-3AL, Class E, 7.00%, 12/26/2031(a)	1,750,000	1,670,870
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(a)	800,000	822,106
Series 2024-A, Class 1E, 9.17%, 02/15/2029(a)	6,440,000	6,593,227
Series 2024-A, Class D, 6.89%, 02/15/2029(a)	900,000	910,773
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	3,350,000	3,433,003
Series 2024-X1, Class CERT, 0.00%, 05/15/2029(a)	10,885	471,565
Series 2024-X2, Class CERT, 0.00%, 12/17/2029(a)	9,712	1,033,277
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(a)	2,220,000	1,918,802
Bankers Healthcare Group, Inc.
Series 2021-B, Class D, 3.17%, 10/17/2034(a)	1,170,000	1,039,717
Series 2024-1CON, Class D, 8.00%, 04/17/2035(a)	800,000	806,391
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(b)	5,866,929	5,944,684
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051(a)	7,603,318	7,263,989
Series 2021-GRN2, Class D, 4.00%, 06/25/2051(a)	2,066,393	1,954,386
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	1,017,269	805,162
GreenSky Home Improvement Trust, Series 2024-1, Class D, 7.33%, 06/25/2059(a)	1,600,000	1,658,960
LendingClubReceivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045(a)	932,340	86,163
Series 2019-7, Class R1, 0.00%, 01/15/2027(a)	19,049,500	330,765
Series 2019-7, Class R2, 0.00%, 01/15/2027(a)	4,408,000	76,364
LendingpointAsset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(a)	652,166	629,119
Series 2022-A, Class E, 7.02%, 06/15/2029(a)	3,320,000	332
Series 2022-B, Class C, 8.45%, 10/15/2029(a)	1,500,000	440,157
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028(a)	1,576,000	80,359
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	20,477,000	20,659,082
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	21,540,000	21,868,679
Series 2023-4A, Class B, 8.15%, 12/15/2033(a)	4,125,000	4,295,903
Series 2024-1A, Class D, 6.93%, 07/17/2034(a)	500,000	507,707

See accompanying notes which are an integral part of these financial statements.

22

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
MomntTechnologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	$400,000	$400,690
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	900,000	885,943
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031(a)	1,739,472	1,708,280
Series 2022-3, Class C, 10.15%, 01/08/2030(a)	1,218,028	1,225,925
PagayaAI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	2,090,005	1,892,774
Series 2021-3, Class C, 3.27%, 05/15/2029(a)	1,366,593	1,274,303
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	1,552,565	1,514,648
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	6,299,167	6,163,911
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	4,999,702	4,925,207
Series 2022-5, Class B, 10.31%, 06/17/2030(a)	999,963	1,044,784
Series 2023-1, Class B, 9.44%, 07/15/2030(a)	749,896	753,249
Series 2023-8, Class D, 9.00%, 06/16/2031(a)	1,636,255	1,636,304
Series 2024-1, Class D, 9.00%, 07/15/2031(a)	1,646,831	1,666,435
Series 2024-10, Class E, 10.41%, 06/15/2032(a)	2,500,000	2,559,570
Series 2024-10, Class F, 12.00%, 06/15/2032(a)	2,000,000	1,867,344
Series 2024-11, Class E, 10.33%, 07/15/2032(a)	3,500,000	3,518,960
Series 2024-11, Class F, 12.00%, 07/15/2032(a)	1,750,000	1,620,400
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	2,145,146	2,177,038
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	1,341,621	1,356,430
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	3,772,871	3,816,173
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	999,819	1,057,074
Series 2024-6, Class D, 11.35%, 11/15/2031(a)	499,871	520,765
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	4,299,066	4,465,074
Series 2024-8, Class E, 10.41%, 01/15/2032(a)	999,955	1,005,620
Series 2024-9, Class E, 10.11%, 03/15/2032(a)	999,847	1,018,257
Series 2025-1, Class E, 10.08%, 07/15/2032(a)	1,260,000	1,263,435
Series 2025-1, Class F, 12.00%, 07/15/2032(a)	1,250,000	1,173,669
Pagaya AI Debt Trust, Series 2024-4, Class C, 7.24%, 08/15/2031(a)	4,988,698	5,113,995
PowerpaySecuritization Funding LLC
Series 2024-1A, Class A, 6.53%, 02/18/2039(a)	766,042	779,992
Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	500,000	516,361
Prosper Marketplace Issuance Trust
Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	350,000	362,131
Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	2,000,000	2,112,264
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	600,000	608,194
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	400,000	408,526
Reach Financial LLC
Series 2024-2A, Class D, 8.83%, 07/15/2031(a)	1,000,000	1,061,157
Series 2025-1A, Class D, 7.75%, 08/16/2032(a)	1,000,000	1,011,198
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031(a)	1,840,000	1,778,770
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	600,000	614,180

See accompanying notes which are an integral part of these financial statements.

23

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	$500,000	$503,434
Series 2024-B, Class D, 8.83%, 11/20/2037(a)	3,590,000	3,666,507
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	4,200,000	4,337,794
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 15.73%, 05/15/2027(a)(c)	840,553	722,115
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031(a)	1,000,000	1,022,421
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027(a)	4,250,000	690,466
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026(a)	8,452,371	523,448
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027(a)	11,400,000	764,301
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027(a)	1,475,000	130,030
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027(a)	5,450,000	1,304,083
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029(a)	1,500,000	372,130
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029(a)	2,370,000	735,451
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029(a)	1,629,000	551,643
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030(a)	2,400,000	801,899
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030(a)	1,500,000	279,123
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026(a)	20,143	216,094
Series 2019-3, Class CERT, 0.00%, 01/21/2030(a)(d)	25,442	121,357
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	7,965,348	7,871,206
Series 2021-4, Class C, 3.19%, 09/20/2031(a)	5,250,000	5,112,833
Series 2021-5, Class C, 4.15%, 11/20/2031(a)	12,400,000	12,097,824
Series 2022-1, Class C, 5.71%, 03/20/2032(a)	1,800,000	1,002,094
Series 2022-2, Class C, 8.43%, 05/20/2032(a)	4,500,000	3,889,431
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	3,600,000	3,665,725
Series 2023-3, Class B, 8.25%, 10/20/2033(a)	10,000,000	10,501,800
		218,307,158
Credit Card — 0.2%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	498,581
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/2030(a)	5,000,000	5,225,365
		5,723,946
Equipment — 0.2%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	512,000	517,255
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	835,000	865,384
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,260,781
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	315,000	316,899
		4,960,319
Property Assessed Clean Energy — 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053(a)	3,044,727	2,664,419

See accompanying notes which are an integral part of these financial statements.

24

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	$900,000	$731,064
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048(a)	2,108,571	1,784,804
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043(a)(f)	348,473	313,206
Series 2021-2A, Class B, 2.09%, 04/22/2047(a)	814,764	590,996
		3,420,070
Structured Settlement — 0.0%(l)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054(a)	523,552	461,166
Whole Business — 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051(a)	1,940,000	1,850,347
TOTAL ASSET-BACKED SECURITIES (Cost $497,880,313)		453,008,778
COLLATERALIZED LOAN OBLIGATIONS — 7.1%
AGL CLO Ltd., Series 2023-24A, Class B, 6.95% (3 mo. Term SOFR + 2.65%), 07/25/2036(a)	1,000,000	1,007,250
Anchorage Credit Funding Ltd.
Series 2019-8A, Class BR, 3.01%, 07/25/2037(a)	9,350,000	8,645,188
Series 2019-9A, Class BR, 3.05%, 10/25/2037(a)	9,000,000	8,365,734
ApidosCLO Ltd.
Series 2023-43A, Class D, 9.30% (3 mo. Term SOFR + 5.00%), 04/25/2035(a)	3,800,000	3,830,731
Series 2023-46A, Class E, 12.25% (3 mo. Term SOFR + 7.95%), 10/24/2036(a)	2,000,000	2,059,230
AREIT Ltd., Series 2024-CRE9, Class AS, 6.54% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	1,700,000	1,699,561
ARES CLO Ltd., Series 2023-68A, Class E, 12.85% (3 mo. Term SOFR + 8.55%), 04/25/2035(a)	7,000,000	7,094,850
Atlantic Avenue Ltd., Series 2023-1A, Class D1, 9.89% (3 mo. Term SOFR + 5.60%), 10/20/2036(a)	3,000,000	3,084,492
AUF Funding LLC, Series 2022-1A, Class A1LN, 6.79% (3 mo. Term SOFR + 2.50%), 01/20/2031(a)	1,038,284	1,037,828
Babson CLO Ltd., Series 2015-2A, Class DR, 7.50% (3 mo. Term SOFR + 3.21%), 10/20/2030(a)	3,750,000	3,773,411
Bain Capital Credit CLO Ltd., Series 2023-3A, Class B, 7.00% (3 mo. Term SOFR + 2.70%), 07/24/2036(a)	2,620,000	2,646,970
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031(c)	428,329	36,408
Series 2023-IIA, Class A2, 7.49% (3 mo. Term SOFR + 3.20%), 01/20/2032(a)(e)	5,000,000	5,015,425
Series 2023-IIA, Class B, 8.44% (3 mo. Term SOFR + 4.15%), 01/20/2032(a)	1,150,000	1,156,385

See accompanying notes which are an integral part of these financial statements.

25

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 6.79% (3 mo. Term SOFR + 2.50%), 10/21/2035(a)(e)	$10,000,000	$10,100,130
Black Diamond CLO Ltd., Series 2022-1A, Class E, 11.80% (3 mo. Term SOFR + 7.50%), 10/25/2035(a)	2,500,000	2,595,497
Blackrock CLO Ltd.
Series 2021-6A, Class A, 6.25% (3 mo. Term SOFR + 1.96%), 04/20/2033(a)(e)	6,205,000	6,226,811
Series 2023-1A, Class C, 8.94% (3 mo. Term SOFR + 4.65%), 04/20/2035(a)	2,000,000	2,009,270
Blue Owl Capital Corp. II, Series 2023-13A, Class A, 6.90% (3 mo. Term SOFR + 2.55%), 09/20/2035(a)	3,000,000	3,020,634
Bryant Park Funding Ltd., Series 2023-20A, Class E, 12.93% (3 mo. Term SOFR + 8.63%), 07/15/2036(a)	2,750,000	2,814,895
Capital Four US CLO Ltd.
Series 2022-1A, Class BR, 6.94% (3 mo. Term SOFR + 2.65%), 01/20/2037(a)(e)	8,500,000	8,583,776
Series 2022-2A, Class E, 12.74% (3 mo. Term SOFR + 8.45%), 01/21/2035(a)	4,800,000	4,802,856
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.46% (3 mo. Term SOFR + 8.17%), 07/20/2036(a)	3,000,000	3,071,208
CBAM Ltd.
Series 2018-6A, Class B1R, 6.66% (3 mo. Term SOFR + 2.36%), 01/15/2031(a)	5,000,000	5,014,300
Series 2018-6A, Class B2R, 6.66% (3 mo. Term SOFR + 2.36%), 01/15/2031(a)	990,000	992,305
CIFC Funding Ltd.
Series 2018-3A, Class D, 7.40% (3 mo. Term SOFR + 3.11%), 07/18/2031(a)	2,000,000	2,009,272
Series 2019-FAL, Class D, 9.26% (3 mo. Term SOFR + 4.97%), 01/20/2033(a)	5,000,000	5,013,195
CQS US CLO, Series 2022-2A, Class B1R, 6.89% (3 mo. Term SOFR + 2.60%), 07/20/2031(a)	2,000,000	2,002,768
Halsey Point CLO Ltd., Series 2022-6A, Class E, 12.64% (3 mo. Term SOFR + 8.35%), 10/20/2034(a)	3,000,000	3,000,000
Highbridge Loan Management Ltd., Series 2013-2A, Class A2R, 6.18% (3 mo. Term SOFR + 1.89%), 10/20/2029(a)	1,975,000	1,978,756
Katayma CLO Ltd., Series 2023-1A, Class E, 12.43% (3 mo. Term SOFR + 8.14%), 10/20/2036(a)	4,500,000	4,651,852
Man GLG US CLO, Series 2024-1A, Class D2, 9.49% (3 mo. Term SOFR + 5.20%), 07/20/2037(a)	2,000,000	2,027,486
Marble Point CLO, Series 2022-1A, Class E, 12.47% (3 mo. Term SOFR + 8.18%), 04/20/2035(a)	3,000,000	3,024,315
MCF CLO Ltd., Series 2017-3A, Class ER, 13.70% (3 mo. Term SOFR + 9.41%), 07/20/2033(a)	3,000,000	3,020,106
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.79% (3 mo. Term SOFR + 7.50%), 04/20/2038(a)	2,000,000	2,072,196

See accompanying notes which are an integral part of these financial statements.

26

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.06% (3 mo. Term SOFR + 1.70%), 06/15/2031(a)	$4,200,000	$4,209,845
Oaktree CLO Ltd.
Series 2020-1A, Class BR, 6.21% (3 mo. Term SOFR + 1.91%), 07/15/2034(a)	1,250,000	1,253,231
Series 2023-2A, Class D, 9.74% (3 mo. Term SOFR + 5.45%), 07/20/2036(a)	6,000,000	6,129,648
Ocean Trails CLO Ltd., Series 2020-9X, Class ER, 12.01% (3 mo. Term SOFR + 7.71%), 10/15/2034(m)	1,110,000	1,110,426
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.26% (3 mo. Term SOFR + 1.96%), 04/15/2031(a)	2,500,000	2,508,415
OFSI Fund Ltd., Series 2023-12A, Class D1, 10.24% (3 mo. Term SOFR + 5.95%), 01/20/2035(a)	7,000,000	7,000,000
Orion CLO Ltd., Series 2023-2X, Class E, 12.20% (3 mo. Term SOFR + 7.90%), 01/25/2037(m)	2,000,000	2,063,868
Parallel CLO Ltd., Series 2023-1A, Class D, 13.54% (3 mo. Term SOFR + 9.25%), 07/20/2036(a)	3,500,000	3,598,305
Park Blue CLO Ltd., Series 2023-3A, Class E, 12.09% (3 mo. Term SOFR + 7.80%), 04/20/2036(a)	3,000,000	3,025,965
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 10.12% (3 mo. Term SOFR + 5.83%), 04/20/2036(m)	2,000,000	2,000,000
Series 2023-14A, Class E, 12.87% (3 mo. Term SOFR + 8.58%), 04/20/2036(a)	4,600,000	4,649,892
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.61% (3 mo. Term SOFR + 5.32%), 01/20/2036(a)	5,000,000	5,092,360
Saranac CLO, Series 2013-1A, Class BR, 6.46% (3 mo. Term SOFR + 2.16%), 07/26/2029(a)	169,459	169,515
Sound Point CLO Ltd., Series 2017-3A, Class B, 6.50% (3 mo. Term SOFR + 2.21%), 10/20/2030(a)	1,250,000	1,250,000
Sycamore Tree CLO Ltd., Series 2023-4A, Class D, 9.84% (3 mo. Term SOFR + 5.55%), 10/20/2036(a)	4,250,000	4,354,282
THL Credit Wind River 2018-3 CLO Ltd., Series 2018-3A, Class D, 7.50% (3 mo. Term SOFR + 3.21%), 01/20/2031(a)	2,340,000	2,348,452
TrinitasCLO Ltd.
Series 2020-14A, Class D, 8.86% (3 mo. Term SOFR + 4.56%), 01/25/2034(a)	3,000,000	3,012,486
Series 2023-22A, Class B1, 7.19% (3 mo. Term SOFR + 2.90%), 07/20/2036(a)(e)	5,300,000	5,343,540
Series 2023-22A, Class E, 13.00% (3 mo. Term SOFR + 8.71%), 07/20/2036(a)	3,000,000	3,080,388
Voya CLO Ltd.
Series 2014-2A, Class A2RB, 6.11% (3 mo. Term SOFR + 1.81%), 04/17/2030(a)	6,040,000	6,049,821
Series 2018-1A, Class C, 7.15% (3 mo. Term SOFR + 2.86%), 04/19/2031(a)	1,750,000	1,755,334
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/2029(a)(c)	4,900,000	4,900

See accompanying notes which are an integral part of these financial statements.

27

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Whitehorse Ltd., Series 2018-12A, Class C, 7.23% (3 mo. Term SOFR + 2.93%), 10/15/2031(a)	$2,130,000	$2,139,574
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $202,056,002)		199,635,338
CORPORATE OBLIGATIONS — 4.3%
Basic Materials — 0.2%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(a)	750,000	749,351
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	400,000	412,769
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,700,000	1,683,349
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	1,243,074
Methanex Corp., 5.25%, 12/15/2029	305,000	297,214
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	200,000	212,692
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	500,000	512,613
		5,111,062
Communications — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	2,400,000	2,346,960
Directv Financing LLC / Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/2027(a)	1,900,000	1,884,156
Gray Media, Inc., 5.38%, 11/15/2031(a)	3,900,000	2,329,653
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	400,000	394,928
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	1,000,000	1,000,673
		7,956,370
Consumer, Cyclical — 0.4%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	600,000	551,395
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	600,000	567,012
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	550,000	565,712
FirstCash, Inc., 4.63%, 09/01/2028(a)	1,500,000	1,435,647
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	1,500,000	1,401,271
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	400,000	371,710
NCL Corp. Ltd., 6.25%, 03/01/2030(a)	400,000	402,635
Phinia, Inc., 6.75%, 04/15/2029(a)	400,000	411,618
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	350,000	353,654
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	350,000	335,660
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	500,000	504,352
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	450,000	482,255
White Cap Buyer LLC, 6.88%, 10/15/2028(a)	3,100,000	3,107,121
		10,490,042
Consumer, Non-cyclical — 0.3%
B&G Foods, Inc., 8.00%, 09/15/2028(a)	650,000	674,309
DaVita, Inc., 6.88%, 09/01/2032(a)	500,000	508,630
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	527,615
Medline Borrower LP, 5.25%, 10/01/2029(a)	900,000	875,674
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	350,000	347,768
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	300,000	283,948
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	400,000	394,270

See accompanying notes which are an integral part of these financial statements.

28

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — 0.3%
Post Holdings, Inc., 6.38%, 03/01/2033(a)	$900,000	$888,927
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	400,000	400,195
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	350,000	326,619
TreeHouse Foods, Inc., 4.00%, 09/01/2028	400,000	366,226
Upbound Group, Inc., 6.38%, 02/15/2029(a)	2,100,000	2,061,410
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	207,869
VT Topco, Inc., 8.50%, 08/15/2030(a)	600,000	636,328
		8,499,788
Diversified — 0.0%(l)
Stena International SA, 7.25%, 01/15/2031(a)	625,000	639,526
Energy — 0.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	800,000	817,983
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	600,000	608,630
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(a)	500,000	487,271
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,135
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	450,000	426,300
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	275,000	281,760
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	198,000	212,388
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	320,000	326,122
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	250,000	267,808
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	400,000	399,410
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	200,000	195,200
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	400,000	394,688
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	970,000	868,028
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,550,000	2,354,110
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	500,000	483,122
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	950,000	1,000,573
		9,223,528
Financial — 2.4%
A10 Capital LLC, 5.88%, 08/17/2026(a)	1,000,000	977,371
B Riley Financial, Inc., 6.38%, 02/28/2025(n)	1,153,000	1,152,078
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031(a)	2,000,000	1,890,000
Brookline Bancorp, Inc., 7.94% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	1,000,052
Clear Street Holdings LLC, 5.88%, 05/15/2026(a)	2,000,000	1,978,937
Columbia Banking System, Inc., 10.05% (3 mo. Term SOFR + 5.52%), 12/10/2025(a)	2,500,000	2,476,023
Customers Bank, 8.30% (3 mo. LIBOR US + 3.44%), 06/26/2029(a)(g)	1,000,000	995,974
Encore Capital Group, Inc., 8.50%, 05/15/2030(a)	500,000	529,507

See accompanying notes which are an integral part of these financial statements.

29

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
FedNat Holding Co., 7.75%, 03/15/2029(j)(o)	$2,500,000	$150,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032(a)	3,000,000	2,760,000
Financial Institutions, Inc., 6.00% to 04/15/2025 then 3 mo. LIBOR US + 3.94%, 04/15/2030(g)	1,500,000	1,477,500
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	990,202
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	740,000
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,102,500
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,565,000
Freedom Mortgage Corp., 7.63%, 05/01/2026(a)	1,900,000	1,911,573
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	900,000	940,163
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	932,500
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031(a)	4,000,000	3,680,000
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	400,000	413,378
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	750,000	771,487
goeasy Ltd., 7.63%, 07/01/2029(a)	950,000	983,380
HomeStreet, Inc., 6.50%, 06/01/2026	750,000	722,006
Jacksonville Bancorp, Inc. Statutory Trust, 8.37% (3 mo. Term SOFR + 4.01%), 09/15/2038(a)	1,200,000	1,149,225
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	300,000	320,949
Kingstone Cos., Inc., 13.75%, 06/30/2026(a)(b)	722,105	747,045
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	500,000	437,659
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	200,000	211,191
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025(a)	3,500,000	3,451,875
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031(a)	2,000,000	1,912,500
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(a)	2,500,000	2,456,803
NexBank Capital, Inc., 6.00%, 07/15/2032(a)	1,000,000	950,000
OneMain Finance Corp., 4.00%, 09/15/2030	800,000	717,385
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	600,000	615,464
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(a)	900,000	843,156
5.75%, 09/15/2031(a)	900,000	864,200
PRA Group, Inc., 5.00%, 10/01/2029(a)	2,600,000	2,408,397
Primis Financial Corp., 8.50% (3 mo. Term SOFR + 4.21%), 01/31/2027(a)	1,000,000	976,488
Ready Capital Corp., 6.20%, 07/30/2026(n)	8,000,000	7,680,000
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	250,000	252,053
South Street Securities Funding LLC, 6.25%, 12/30/2026(a)	1,000,000	968,900

See accompanying notes which are an integral part of these financial statements.

30

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	$100,000	$103,337
6.00%, 04/15/2030(a)	50,000	49,315
StoneX Group, Inc., 7.88%, 03/01/2031(a)	100,000	105,389
Texas State Bankshares, Inc., 8.17% (3 mo. Term SOFR + 3.81%), 06/15/2029(a)	2,000,000	1,967,194
Trinitas Capital Management LLC, 6.00%, 07/30/2026(a)	4,000,000	3,915,000
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	2,800,000	2,716,580
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	300,000	273,976
		67,233,712
Industrial — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	1,400,000	1,400,000
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	400,000	399,663
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,400,000	1,327,104
Coherent Corp., 5.00%, 12/15/2029(a)	500,000	481,836
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033(a)	525,000	502,971
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	750,000	697,266
Knife River Corp., 7.75%, 05/01/2031(a)	600,000	627,781
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	600,000	585,600
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	450,000	450,000
Reworld Holding Corp., 4.88%, 12/01/2029(a)	200,000	186,492
Sealed Air Corp., 6.50%, 07/15/2032(a)	300,000	305,037
Seaspan Corp., 5.50%, 08/01/2029(a)	950,000	875,537
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	400,000	397,052
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	100,000	107,937
Vertiv Group Corp., 4.13%, 11/15/2028(a)	400,000	380,226
XPO, Inc., 7.13%, 06/01/2031(a)	250,000	258,676
		8,983,178
Technology — 0.0%(l)
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	500,000	511,889
Utilities — 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034(a)	400,000	395,000
Pike Corp., 8.63%, 01/31/2031(a)	225,000	240,208
VistraOperations Co. LLC
7.75%, 10/15/2031(a)	100,000	105,661
6.88%, 04/15/2032(a)	400,000	412,245
		1,153,114
TOTAL CORPORATE OBLIGATIONS (Cost $122,918,576)		119,802,209

See accompanying notes which are an integral part of these financial statements.

31

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 7.20% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	$4,500,000	$4,547,700
Series 2024-IND, Class E, 8.24% (1 mo. Term SOFR + 3.94%), 07/15/2041(a)	4,500,000	4,544,910
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029(a)	850,000	864,447
Series 2024-BILT, Class E, 7.49%, 06/11/2029(a)	800,000	816,387
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.31% (1 mo. Term SOFR + 2.00%), 05/15/2039(a)	2,400,000	2,403,067
Series 2024-NASH, Class C, 7.81% (1 mo. Term SOFR + 3.50%), 05/15/2039(a)	800,000	802,019
Series 2024-NASH, Class D, 9.16% (1 mo. Term SOFR + 4.85%), 05/15/2039(a)	400,000	401,008
BX Trust
Series 2024-AIRC, Class C, 6.90% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)	1,700,000	1,710,265
Series 2024-BIO, Class C, 6.95% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	4,800,000	4,764,418
Series 2024-BIO, Class D, 7.95% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	3,300,000	3,274,917
Series 2024-KING, Class D, 6.80% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	2,467,516	2,482,595
Series 2024-PALM, Class D, 6.95% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	1,038,462	1,038,682
Series 2024-VLT4, Class E, 7.20% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	300,000	301,066
Series 2024-VLT4, Class F, 8.24% (1 mo. Term SOFR + 3.94%), 07/15/2029(a)	4,500,000	4,509,180
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.20% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	5,500,000	5,501,023
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.93%, 07/15/2035(a)(c)	1,450,000	1,444,529
Series 2024-1CHI, Class E, 7.83%, 07/15/2035(a)(c)	1,800,000	1,792,795
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(c)	1,600,000	1,617,507
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(c)	1,200,000	1,211,489
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(c)	1,200,000	1,216,236
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 8.53% (1 mo. Term SOFR + 4.22%), 07/15/2031(a)	500,000	7,283
Hilton USA Trust
Series 2024-ORL, Class C, 6.75% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	800,000	802,895
Series 2024-ORL, Class D, 7.50% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	800,000	804,330

See accompanying notes which are an integral part of these financial statements.

32

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.65% (1 mo. Term SOFR + 3.34%), 06/15/2041(a)	$1,700,000	$1,718,261
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(c)	700,000	716,186
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(c)	400,000	410,599
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(c)	3,250,000	3,183,882
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(c)	5,000,000	4,244,560
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.80% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)(e)	3,500,000	2,031,214
LBA Trust
Series 2024-BOLT, Class E, 7.99% (1 mo. Term SOFR + 3.69%), 06/15/2039(a)	6,500,000	6,532,675
Series 2024-BOLT, Class F, 8.74% (1 mo. Term SOFR + 4.44%), 06/15/2039(a)	1,400,000	1,406,923
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	2,683,808	2,746,768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.28%, 02/15/2046(a)(c)	1,000,000	49,479
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	1,040,000	909,026
TX Trust, Series 2024-HOU, Class D, 7.55% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	500,000	500,101
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(c)	1,572,212	1,481,305
X-Caliber Funding LLC
0.00% (1 mo. Term SOFR + 7.75%), 03/15/2025(a)	748,203	726,367
7.00%, 03/31/2025(a)	3,621,300	3,507,862
7.28% (1 mo. Term SOFR + 2.75%), 06/15/2025(a)	3,990,418	3,979,352
5.00%, 09/01/2025(a)	300,000	299,953
11.00%, 09/01/2025(a)	3,500,000	3,488,058
11.46% (1 mo. LIBOR US + 6.50%), 11/01/2025(a)(g)	1,628,000	1,624,956
Series 2019-1, Class B1, 20.09% (1 mo. Term SOFR + 15.75%), 11/06/2026(a)	5,129,931	258,420
Series 2020-5, Class A, 7.71% (1 mo. Term SOFR + 3.37%), 10/06/2025 (a)	1,124,144	1,130,780
Series 2020-5, Class B1, 12.71% (1 mo. Term SOFR + 8.37%), 10/06/2025(a)	2,623,002	2,629,148
Series 2021-10, Class B1, 12.46% (1 mo. Term SOFR + 8.12%), 03/06/2025(a)	2,000,000	2,003,484
Series 2021-7, Class A, 7.96% (1 mo. LIBOR US + 3.00%), 01/06/2026 (a)(g)	3,950,000	3,922,919
Series 2021-7, Class B2, 0.00%, 01/06/2026(a)	1,788,000	1,842,820
Series 2021-9, Class B1, 12.46% (1 mo. Term SOFR + 8.12%), 04/06/2026(a)	1,215,000	218,868
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $106,459,682)		98,422,714

See accompanying notes which are an integral part of these financial statements.

33

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 1.6%
Angel Oak High Yield Opportunities ETF(p)	2,265,240	$25,121,512
Angel Oak Mortgage-Backed Securities ETF(p)	2,252,882	19,217,083
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $48,577,240)		44,338,595

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.6%
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 7.14% (30 day avg SOFR US + 2.61%), 11/25/2025(a)	$600,479	594,429
Series 2019-KF58, Class B, 6.79% (30 day avg SOFR US + 2.26%), 01/25/2026(a)	1,182,007	1,171,607
Series 2019-KF64, Class B, 6.94% (30 day avg SOFR US + 2.41%), 06/25/2026(a)	2,487,563	2,473,003
Series K-158, Class A2, 4.05%, 07/25/2033	1,000,000	944,534
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.97% (30 day avg SOFR US + 5.61%), 10/25/2049(a)	1,500,000	1,520,259
Series 2019-01, Class CE, 13.22% (30 day avg SOFR US + 8.86%), 10/25/2049(a)	2,000,000	2,054,140
Series 2020-01, Class CE, 11.97% (30 day avg SOFR US + 7.61%), 03/25/2050(a)	8,000,000	8,321,128
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $16,736,841)		17,079,100

	Shares
COMMON STOCKS — 0.4%
Energy — 0.0%(l)
Enviva LLC(k)	3,638	67,758
Financial — 0.2%
Kingstone Cos., Inc.(k)	122,236	2,076,790
PennyMac Mortgage Investment Trust	81,182	1,104,075
Redwood Trust, Inc.	238,507	1,562,221
		4,743,086
Real Estate Investment Trust — 0.2%
Annaly Capital Management, Inc.	84,833	1,731,441
Ellington Financial, Inc.	103,500	1,299,960
Rithm Capital Corp.	258,870	2,979,594
		6,010,995
TOTAL COMMON STOCKS (Cost $13,109,440)		10,821,839

See accompanying notes which are an integral part of these financial statements.

34

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.3%
Federal Home Loan Mortgage Corp.
Series 2018-SPI4, Class B, 4.51%, 11/25/2048(a)(c)	$9,078,860	$6,554,492
Series 2022-DNA1, Class M1B, 6.20% (30 day avg SOFR US + 1.85%), 01/25/2042(a)	1,310,000	1,329,468
Series 2022-DNA3, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 04/25/2042(a)	1,807,521	1,831,272
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $12,128,837)		9,715,232
COMMERCIAL REAL ESTATE — 0.3%
Octavia Holding, LLC(j)(k)(p)	8,003,750	8,003,750
TOTAL COMMERCIAL REAL ESTATE (Cost $8,003,750)		8,003,750

	Shares
PREFERRED STOCKS — 0.3%
Financial — 0.2%
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual(g)	173,425	4,346,030
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual(g)	52,942	1,302,903
		5,648,933
Real Estate Investment Trust — 0.1%
AGNC Investment Corp., Series E, 10.12% (3 mo. LIBOR US + 4.99%), Perpetual(g)	66,529	1,680,523
TOTAL PREFERRED STOCKS (Cost $6,443,526)		7,329,456

	Par
WHOLE LOANS — 0.2%
Agency High Balance Residential Mortgages
8.13%, 07/24/2026	$622,930	620,574
8.00%, 04/26/2037	180,278	179,970
8.13%, 05/24/2037	281,854	282,965
8.13%, 05/25/2037	440,911	443,100
7.75%, 08/24/2037	225,606	230,108
5.13%, 05/24/2048	467,417	437,331
Savannah Grand, 9.83%, 08/06/2024	3,500,000	3,497,977
TOTAL WHOLE LOANS (Cost $5,673,316)		5,692,025

See accompanying notes which are an integral part of these financial statements.

35

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
January 31, 2025(Continued)

	Contracts	Value
WARRANTS — 0.1%
Financial — 0.1%
Kingstone Cos., Inc., Expires 12/30/2025, Exercise Price $1.00(a)(k)	142,744	$2,291,041
TOTAL WARRANTS (Cost $380,158)		2,291,041

	Shares
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class U, 4.34%(q)	43,982,221	43,982,221
TOTAL SHORT-TERM INVESTMENTS (Cost $43,982,221)		43,982,221
TOTAL INVESTMENTS — 104.9% (Cost $3,202,176,327)		2,929,187,120
Liabilities in Excess of Other Assets — (4.9%)		(137,617,222)
TOTAL NET ASSETS — 100.0%		$2,791,569,897

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $1,968,165,711 or 70.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(d)	Interest only security.
(e)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At January 31, 2025, the value of securities pledged amounted to $251,956,924.
(f)	Principal only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(h)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)
As of January 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $8,163,751 or 0.3% of net assets. Value determined using significant unobservable inputs.

(k)	Non-income producing security. Income is not being accrued.
(l)	Represents less than 0.05% of net assets.
(m)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of January 31, 2025, the value of these securities total $5,174,294 or 0.2% of the Fund’s net assets.

(n)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(o)	Issuer is currently in default and not accruing income.
(p)	Affiliated security as defined by the Investment Company Act of 1940.
(q)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

36

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Open Futures Contracts
January 31, 2025

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	1,316	03/31/2025	$140,010,063	($374,294)

Consolidated Schedule of Centrally Cleared Credit Default Swaps -
Buy Protection(a)
January 31, 2025

Reference Obligation	Implied Credit Spread at 01/31/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.49%	1.00%	Quarterly	12/20/2029	Wells Fargo Securities, LLC	$250,000,000	($5,738,319)	($5,639,144)	($99,175)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

37

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — 34.1%
Automobile — 12.4%
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030(a)	$163,616	$164,321
American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.00%, 02/15/2029(a)	7,000,000	7,184,436
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027(a)	150,000	149,008
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	243,431	242,466
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	230,451	233,244
Avid Automobile Receivables Trust
Series 2021-1, Class D, 1.99%, 04/17/2028(a)	366,489	366,139
Series 2023-1, Class B, 7.12%, 03/15/2027(a)	1,690,074	1,694,179
Avis Budget Car Rental LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	2,100,000	2,087,322
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	5,330,000	5,286,960
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	731,077	726,289
Series 2021-N1, Class C, 1.30%, 01/10/2028	698,739	676,762
Series 2021-N2, Class B, 0.75%, 03/10/2028	977,368	938,108
Series 2021-N2, Class C, 1.07%, 03/10/2028	290,097	279,335
Series 2021-N3, Class C, 1.02%, 06/12/2028	653,654	625,986
Series 2024-P3, Class N, 6.53%, 09/10/2032(a)	156,553	156,757
Series 2024-P4, Class N, 5.86%, 12/10/2032(a)	929,337	930,640
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028(a)	500,000	494,623
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	2,900,000	3,073,907
Series 2024-B, Class B, 6.04%, 10/16/2028(a)	2,000,000	2,029,428
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	5,000,000	5,036,480
Series 2022-3A, Class C, 7.69%, 07/17/2028(a)	1,000,000	1,015,962
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027(a)	1,500,000	1,503,597
Series 2022-3A, Class D, 6.76%, 09/15/2028	6,000,000	6,120,786
FHF Trust, Series 2022-2A, Class A, 6.14%, 12/15/2027(a)	255,082	256,012
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026(a)	74,353	74,485
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	2,600,000	2,644,983
Hertz Vehicle Financing LLC, Series 2022-1A, Class C, 2.63%, 06/25/2026(a)	1,916,667	1,906,418
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	367,220	373,308
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	462,939	470,614
Series 2023-3A, Class A2, 7.50%, 12/15/2028(a)	341,613	351,015
Series 2024-1A, Class A2, 6.19%, 08/15/2029(a)	736,293	744,280
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	2,000,000	2,049,272
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	3,000,000	3,185,304

See accompanying notes which are an integral part of these financial statements.

38

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	$469,158	$472,717
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	309,728	312,557
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	1,040,338	1,055,844
Santander Holdings USA, Inc., Series 2022-A, Class B, 5.28%, 05/15/2032(a)	24,917	24,964
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	734,410	737,155
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028(a)	788,790	791,909
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	321,841	319,976
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	750,000	395,779
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	668,933	668,701
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	499,693	502,765
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027(a)	1,000,000	1,008,226
		59,363,019
Consumer — 20.6%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030(a)	3,656,000	3,741,901
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	382,132	384,900
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	1,291,188	1,302,632
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	869,708	874,345
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	1,377,000	1,383,789
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	1,200,000	1,219,613
Series 2023-X1, Class B, 7.77%, 11/15/2028(a)	750,000	756,449
Series 2024-X1, Class B, 6.34%, 05/15/2029(a)	1,500,000	1,514,304
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031(a)	226,770	227,686
Cascade Funding Mortgage Trust
Series 2021-GRN1, Class A, 1.10%, 03/20/2041(a)	429,311	411,543
Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(b)	977,822	990,781
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/2042(a)	585,598	551,240
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	107,227	106,305
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	1,029,859	1,039,955
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	3,018,479	3,057,215
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051(a)	620,177	596,776
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A2, 5.25%, 10/27/2059(a)	1,038,946	1,044,162

See accompanying notes which are an integral part of these financial statements.

39

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029(a)	$40,768	$40,695
Series 2022-C, Class B, 7.46%, 02/15/2030(a)	1,350,532	1,356,725
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028(a)	172,667	168,112
Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	260,543	258,868
Marlette Funding Trust
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	224,532	225,330
Series 2023-1A, Class B, 6.50%, 04/15/2033(a)	1,136,472	1,144,120
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	2,000,000	2,036,146
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	3,200,000	3,260,378
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	812,661	821,234
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	197,513	199,976
Oportun Financial Corp.
Series 2021-C, Class A, 2.18%, 10/08/2031(a)	1,656,640	1,622,468
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	4,350,000	4,338,794
Series 2024-2, Class A, 5.86%, 02/09/2032(a)	689,076	692,884
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	500,000	502,585
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	48,605	44,018
Series 2021-HG1, Class B, 1.82%, 01/16/2029(a)	555,382	542,734
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	1,040,642	1,052,522
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	2,647,405	2,662,955
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,749,985	1,785,776
Series 2023-7, Class ABC, 8.14%, 07/15/2031(a)(c)	2,679,928	2,721,550
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,249,534	1,281,354
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	6,186,671	6,326,941
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	3,063,823	3,181,119
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	3,221,244	3,271,508
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	3,490,602	3,584,349
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	2,000,000	2,009,648
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	1,000,000	1,005,284
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	1,000,000	1,002,606
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	4,886,370	4,939,871
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	794,499	806,310
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	355,797	360,253
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	4,155,869	4,205,477
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	830,651	841,313
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	1,729,315	1,749,324
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	1,901,024	1,929,138
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	1,000,000	1,003,034
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	1,000,000	1,002,987
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	1,500,000	1,528,949
Reach Financial LLC, Series 2021-1A, Class C, 3.54%, 05/15/2029(a)	759,364	754,728
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	5,683,251	5,249,300

See accompanying notes which are an integral part of these financial statements.

40

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Lendingpoint Asset Securitization Trust
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	$1,400,000	$1,440,639
Upstart Pass-Through Trust Series
Series 2020-ST5, Class A, 3.00%, 12/20/2026(a)	206,326	205,799
Series 2020-ST6, Class A, 3.00%, 01/20/2027(a)	56,357	56,176
Series 2021-ST1, Class A, 2.75%, 02/20/2027(a)	281,265	277,797
Series 2021-ST10, Class A, 2.25%, 01/20/2030(a)	46,991	46,903
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	1,198,624	1,180,602
Series 2021-ST6, Class A, 1.85%, 08/20/2027(a)	173,705	173,220
Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	398,556	397,591
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	485,422	480,107
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 03/20/2031(a)	309,099	308,700
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	733,008	724,344
Series 2021-4, Class B, 1.84%, 09/20/2031(a)	33,959	33,938
Series 2021-5, Class B, 2.49%, 11/20/2031(a)	15,995	15,991
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	295,918	296,680
Series 2022-4, Class A, 5.98%, 08/20/2032(a)	214,576	215,495
Series 2023-2, Class A, 6.77%, 06/20/2033(a)	193,233	194,149
Upstart Structured Pass-Through Trust
Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	206,042	203,165
Series 2022-4A, Class B, 8.54%, 11/15/2030(a)	2,040,037	2,067,264
		99,033,519
Credit Card — 0.8%
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029(a)	1,677,492	1,667,640
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027(a)	700,000	701,696
Series 2023-1A, Class B, 9.59%, 09/20/2027(a)	1,500,000	1,501,540
		3,870,876
Equipment — 0.3%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030(a)	400,982	403,253
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 01/22/2046(a)	1,000,000	1,004,162
		1,407,415
TOTAL ASSET-BACKED SECURITIES (Cost $163,466,103)		163,674,829
COLLATERALIZED LOAN OBLIGATIONS — 16.8%
AMMC CDO, Series 2013-12A, Class BR, 6.28% (3 mo. Term SOFR + 1.76%), 11/10/2030(a)	1,680,000	1,682,313
Antares CLO Ltd., Series 2018-1A, Class D, 7.95% (3 mo. Term SOFR + 3.66%), 04/20/2031(a)	2,000,000	2,007,360

See accompanying notes which are an integral part of these financial statements.

41

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
ArrowMark Colorado Holdings
Series 2021-13A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 07/15/2034(a)	$400,000	$399,951
Series 2021-14A, Class X, 5.50% (3 mo. Term SOFR + 1.21%), 10/20/2034(a)	750,000	749,885
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 5.80% (3 mo. Term SOFR + 1.51%), 07/20/2033(a)	571,429	571,417
Blackstone, Inc., Series 2018-1A, Class A2, 5.57% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	1,461,517	1,463,879
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.49% (3 mo. Term SOFR + 1.19%), 10/25/2030(a)	3,225,758	3,233,145
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.63% (3 mo. Term SOFR + 1.33%), 07/15/2031(a)	3,199,143	3,209,198
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 04/25/2034(a)	1,052,632	1,052,780
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 6.29% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)	1,142,857	1,144,503
Dryden Senior Loan Fund, Series 2015-40A, Class AR2, 5.67% (3 mo. Term SOFR + 1.15%), 08/15/2031(a)	3,503,234	3,509,582
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	6,186,930	6,195,048
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 5.51% (3 mo. Term SOFR + 1.21%), 04/15/2033(a)	237,143	237,136
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.34% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	4,000,000	4,004,476
KKR CLO Trust, Series 21, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031(a)	3,234,159	3,240,368
LCM XIII LP, Series 14A, Class AR, 5.59% (3 mo. Term SOFR + 1.30%), 07/20/2031(a)	785,465	786,260
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 5.62% (3 mo. Term SOFR + 1.26%), 09/14/2033(a)	116,000	115,996
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 5.51% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)	1,500,000	1,499,973
Newark BSL CLO Ltd., Series 2016-1A, Class A2R, 6.11% (3 mo. Term SOFR + 1.81%), 12/21/2029(a)	3,595,000	3,598,969
Octagon Investment Partners Ltd., Series 2013-1A, Class BR2, 5.96% (3 mo. Term SOFR + 1.66%), 01/25/2031(a)	2,010,000	2,014,165
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	3,877,680	3,885,017
Parliament Funding, Series 2020-1A, Class BR, 6.20% (3 mo. Term SOFR + 1.91%), 10/20/2031(a)	5,700,000	5,709,884
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.76% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	5,740,556	5,757,410
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.05% (3 mo. Term SOFR + 1.76%), 04/21/2031(a)	5,250,000	5,256,704
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2033(a)	2,750,276	2,754,506

See accompanying notes which are an integral part of these financial statements.

42

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.57% (3 mo. Term SOFR + 1.28%), 10/13/2032(a)	$3,138,217	$3,144,901
TCW CLO Ltd., Series 2021-2A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 07/25/2034(a)	533,333	533,366
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	1,611,927	1,612,487
Series 2019-2A, Class CRR, 6.90% (3 mo. Term SOFR + 2.60%), 10/17/2031(a)	1,550,000	1,555,644
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.54% (3 mo. Term SOFR + 1.25%), 07/20/2031(a)	3,651,121	3,657,338
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032(a)	2,179,214	2,183,779
Venture CDO Ltd., Series 2015-22A, Class AR, 5.64% (3 mo. Term SOFR + 1.34%), 01/15/2031(a)	1,079,034	1,080,480
Voya CLO Ltd., Series 2014-2A, Class A2RB, 6.11% (3 mo. Term SOFR + 1.81%), 04/17/2030(a)	3,000,000	3,004,878
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $80,865,549)		80,852,798
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 15.6%
Federal Home Loan Mortgage Corp.
Series K048, Class A2, 3.28%, 06/25/2025(c)	2,265,634	2,255,955
Series K052, Class A2, 3.15%, 11/25/2025	1,868,955	1,851,058
Series K053, Class A2, 3.00%, 12/25/2025	2,000,000	1,977,076
Series K054, Class A2, 2.75%, 01/25/2026	2,505,195	2,466,940
Series K055, Class A2, 2.67%, 03/25/2026	4,458,950	4,377,066
Series K056, Class A2, 2.53%, 05/25/2026	985,000	962,947
Series K058, Class A2, 2.65%, 08/25/2026	5,500,000	5,352,512
Series K-F100, Class AL, 4.77% (30 day avg SOFR US + 0.24%), 11/25/2027	4,701,094	4,674,275
Series K-F100, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 01/25/2028	2,033,300	2,018,127
Series K-F101, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 01/25/2031	297,498	292,801
Series K-F108, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 02/25/2031	555,532	553,575
Series K-F113, Class AS, 4.76% (30 day avg SOFR US + 0.23%), 05/25/2028	645,022	640,471
Series K-F114, Class AS, 4.75% (30 day avg SOFR US + 0.22%), 05/25/2031	1,260,348	1,242,358
Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031	4,955,657	4,882,829
Series K-F117, Class AS, 4.77% (30 day avg SOFR US + 0.24%), 06/25/2031	443,387	437,831
Series K-F118, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 07/25/2028	2,438,075	2,417,010

See accompanying notes which are an integral part of these financial statements.

43

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K-F121, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 08/25/2028	$3,595,975	$3,561,630
Series KF123, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 09/25/2028	1,654,015	1,638,908
Series KF129, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 01/25/2029	274,289	270,760
Series KF130, Class AS, 4.82% (30 day avg SOFR US + 0.29%), 01/25/2029	1,026,510	1,024,115
Series KF133, Class AS, 4.90% (30 day avg SOFR US + 0.37%), 02/25/2029	1,373,683	1,368,430
Series KF155, Class AS, 5.20% (30 day avg SOFR US + 0.67%), 02/25/2030	950,831	958,448
Series KF160, Class AS, 5.23% (30 day avg SOFR US + 0.70%), 10/25/2030	2,113,739	2,128,408
Series KF43, Class A, 4.88% (30 day avg SOFR US + 0.35%), 01/25/2028	2,116,536	2,110,176
Series KF48, Class A, 4.93% (30 day avg SOFR US + 0.40%), 06/25/2028	820,120	818,487
Series KF60, Class A, 5.13% (30 day avg SOFR US + 0.60%), 02/25/2026	647,729	649,125
Series KF62, Class A, 5.12% (30 day avg SOFR US + 0.59%), 04/25/2026	578,545	576,918
Series KF64, Class A, 5.08% (30 day avg SOFR US + 0.55%), 06/25/2026	277,721	276,831
Series KF67, Class A, 5.16% (30 day avg SOFR US + 0.63%), 08/25/2029	1,041,852	1,048,275
Series KF68, Class A, 5.13% (30 day avg SOFR US + 0.60%), 07/25/2026	4,004,024	4,014,943
Series KF74, Class AS, 5.05% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,734	14,684
Series KF75, Class AS, 5.07% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	531,332	532,912
Series KF81, Class AS, 4.93% (30 day avg SOFR US + 0.40%), 06/25/2027	670,951	670,221
Series KF82, Class AS, 4.95% (30 day avg SOFR US + 0.42%), 06/25/2030	529,634	528,098
Series KF84, Class AL, 4.94% (30 day avg SOFR US + 0.41%), 07/25/2030	1,407,109	1,412,491
Series KF86, Class AL, 4.93% (30 day avg SOFR US + 0.40%), 08/25/2027	1,156,534	1,155,220
Series KF86, Class AS, 4.85% (30 day avg SOFR US + 0.32%), 08/25/2027	3,791,396	3,779,855
Series KF88, Class AL, 4.97% (30 day avg SOFR US + 0.44%), 09/25/2030	693,647	692,296
Series KF91, Class AL, 4.97% (30 day avg SOFR US + 0.44%), 10/25/2030	594,183	594,732

See accompanying notes which are an integral part of these financial statements.

44

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF92, Class AS, 4.89% (30 day avg SOFR US + 0.36%), 10/25/2030	$130,176	$128,725
Series KF93, Class AL, 4.92% (30 day avg SOFR US + 0.39%), 10/25/2027	851,709	850,304
Series KF93, Class AS, 4.84% (30 day avg SOFR US + 0.31%), 10/25/2027	728,211	725,468
Series KF94, Class AL, 4.94% (30 day avg SOFR US + 0.41%), 11/25/2030	2,025,662	2,018,516
Series KF95, Class AL, 4.90% (30 day avg SOFR US + 0.37%), 11/25/2030	89,655	88,718
Series KF96, Class AS, 4.83% (30 day avg SOFR US + 0.30%), 11/25/2030	123,238	121,484
Series KF97, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 12/25/2030	98,921	97,747
Series KF99, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 12/25/2030	988,593	974,270
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	2,000,000	1,972,306
Pool BM7189, 2.92%, 10/01/2025(c)	1,607,855	1,594,934
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $74,980,400)		74,801,266
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.4%
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(b)	814,181	837,516
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	300,000	311,017
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	2,375,000	2,384,614
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(b)	936,792	911,294
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059(a)(b)	512,678	505,453
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap)(a)	1,166,140	1,097,635
CIM Trust, Series 2019-INV2, Class A11, 5.42% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap)(a)	144,366	138,001
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(c)	1,710,000	1,639,551
Series 2021-3R, Class A3, 1.51%, 12/25/2064(a)(c)	514,331	457,060
Series 2022-7, Class A3, 6.25%, 04/25/2067(a)(c)	478,483	479,209
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059(a)(b)	601,547	586,924
FIGRE Trust, Series 2024-HE6, Class A, 5.72%, 12/25/2054(a)(c)	1,966,903	1,994,058

See accompanying notes which are an integral part of these financial statements.

45

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 5.13% (1 mo. Term SOFR + 0.81%), 10/25/2048(a)	$858,561	$816,762
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056(a)(c)	34,646	31,017
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(c)	1,231,826	1,050,426
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067(a)(b)	514,672	516,417
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.80%, 07/25/2044(a)(c)	847,375	855,373
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050(a)(c)	202,010	176,745
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(c)	1,255,564	1,104,295
Series 2021-PJ9, Class A8, 2.50%, 02/26/2052(a)(c)	7,186,411	6,174,177
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(c)	1,041,081	895,940
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap)(a)	600,489	575,329
Series 2019-6, Class A3, 3.50%, 12/25/2049(a)(c)	1,160,083	1,054,355
Series 2019-LTV3, Class A3, 3.50%, 03/25/2050(a)(c)	77,382	72,846
Series 2023-HE1, Class A1, 6.12% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	497,445	501,264
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051(a)(c)	3,263,319	2,829,829
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.00%, 05/25/2050(a)(c)	1,547,940	1,337,296
MFRA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/2054(b)	487,556	490,518
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060(a)(c)	703,099	674,512
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056(a)(c)	1,233,507	1,045,300
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 5.18% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	323,318	306,230
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066(a)(c)	3,713,668	3,174,678
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051(a)(b)	3,530,841	3,546,892
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054(a)(b)	1,791,383	1,818,467
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(b)	987,168	985,307
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058(a)(b)	1,005,358	1,003,776
PRPM LLC
Series 2021-6, Class A1, 4.79%, 07/25/2026(a)(b)	2,057,621	2,064,267
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067(a)(b)	1,990,853	1,999,995
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(b)	697,520	705,083
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(a)(b)	500,000	452,310
Rithm Capital Corp., Series 2021-INV1, Class A6, 2.50%, 06/25/2051(a)(c)	2,023,806	1,796,847
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 2.81%, 11/25/2029(a)(c)	2,881,435	2,890,595
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(b)	948,930	959,228

See accompanying notes which are an integral part of these financial statements.

46

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(c)	$422,150	$425,195
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(c)	3,587,449	2,979,298
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055(a)(c)	1,335,050	1,260,063
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.43% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	805,004	817,638
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	1,500,000	1,364,727
Verus Securitization Trust
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(c)	565,081	558,556
Series 2021-4, Class A2, 1.25%, 07/25/2066(a)(c)	1,395,634	1,148,438
Series 2021-8, Class A3, 2.49%, 11/25/2066(a)(c)	1,424,414	1,245,858
Series 2022-5, Class A3, 3.80%, 04/25/2067(a)(c)	824,323	731,172
Series 2023-2, Class A3, 6.85%, 03/25/2068(a)(b)	676,135	682,580
Series 2023-3, Class A3, 6.74%, 03/25/2068(a)(b)	663,465	669,246
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	1,222,085	1,132,818
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)	1,225,941	1,246,177
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(b)	469,730	466,044
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(b)	990,551	991,044
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.36%, 06/20/2045(a)(c)(d)	5,337,778	66,706
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $73,321,656)		69,033,968
CORPORATE OBLIGATIONS — 11.1%
Basic Materials — 0.4%
Cabot Corp., 3.40%, 09/15/2026	200,000	195,236
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	500,000	489,576
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025(a)	460,000	448,868
Methanex Corp., 5.13%, 10/15/2027	350,000	344,832
NOVA Chemicals Corp., 5.00%, 05/01/2025(a)	650,000	647,077
		2,125,589
Communications — 0.5%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	450,000	446,248
Expedia Group, Inc., 6.25%, 05/01/2025(a)	550,000	550,048
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	485,081
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	444,294
T-Mobile USA, Inc., 3.50%, 04/15/2025	360,000	359,123
Univision Communications, Inc., 6.63%, 06/01/2027(a)	400,000	400,430
		2,685,224

See accompanying notes which are an integral part of these financial statements.

47

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 1.7%
AutoNation, Inc., 4.50%, 10/01/2025	$600,000	$598,398
Carnival Corp., 7.63%, 03/01/2026(a)	250,000	250,618
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)	450,000	451,837
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	550,000	549,704
2.90%, 02/16/2028	950,000	881,547
General Motors Financial Co., Inc., 2.90%, 02/26/2025	200,000	199,736
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)	550,000	546,293
Hyatt Hotels Corp., 4.85%, 03/15/2026	300,000	300,179
Magna International, Inc., 5.98%, 03/21/2026	512,000	511,891
Mattel, Inc., 3.38%, 04/01/2026(a)	950,000	932,871
Meritage Homes Corp., 5.13%, 06/06/2027	600,000	600,628
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	76,000	76,324
PVH Corp., 4.63%, 07/10/2025	600,000	599,465
Toll Brothers Finance Corp., 4.88%, 03/15/2027	650,000	649,560
VF Corp., 2.40%, 04/23/2025	450,000	447,129
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(a)	500,000	498,018
		8,094,198
Consumer, Non-cyclical — 0.5%
Block Financial LLC, 5.25%, 10/01/2025	650,000	651,392
Global Payments, Inc., 2.65%, 02/15/2025	500,000	499,359
HCA, Inc., 5.25%, 04/15/2025	450,000	450,312
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	950,000	949,810
		2,550,873
Energy — 2.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	44,000	44,028
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	500,000	500,676
Continental Resources, Inc., 2.27%, 11/15/2026(a)	640,000	609,951
DCP Midstream Operating LP, 5.38%, 07/15/2025	126,000	126,301
Enbridge, Inc., 2.50%, 02/14/2025	500,000	499,648
Energy Transfer LP, 2.90%, 05/15/2025	600,000	596,731
EnLink Midstream Partners LP
4.15%, 06/01/2025	450,000	448,904
4.85%, 07/15/2026	600,000	598,143
EQT Corp., 3.90%, 10/01/2027	1,200,000	1,167,649
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(a)	470,000	498,014
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	305,580
Kinder Morgan, Inc., 4.30%, 06/01/2025	260,000	259,680
MPLX LP, 4.00%, 02/15/2025	550,000	549,595
Occidental Petroleum Corp., 3.20%, 08/15/2026	550,000	533,442
ONEOK, Inc., 4.55%, 07/15/2028	1,100,000	1,086,295
Ovintiv, Inc., 5.65%, 05/15/2025	450,000	450,907
Phillips 66 Co., 3.85%, 04/09/2025	500,000	499,244

See accompanying notes which are an integral part of these financial statements.

48

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	$76,000	$76,032
4.20%, 03/15/2028	750,000	733,929
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(a)	400,000	398,492
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	450,000	453,173
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	302,101
Western Midstream Operating LP, 3.10%, 02/01/2025	438,000	438,000
		11,176,515
Financial — 3.2%
Aircastle Ltd.
5.25%, 08/11/2025(a)	450,000	450,557
2.85%, 01/26/2028(a)	650,000	606,902
American Tower Corp., 2.40%, 03/15/2025	470,000	468,726
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	340,000	337,800
Ares Capital Corp., 3.25%, 07/15/2025	600,000	595,995
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(a)	300,000	299,778
6.38%, 05/04/2028(a)	1,100,000	1,134,204
Capital One Financial Corp., 4.20%, 10/29/2025	440,000	437,881
Discover Bank, 3.45%, 07/27/2026	1,100,000	1,077,877
Fifth Third Bank, Inc., 3.85%, 03/15/2026	750,000	741,551
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	500,000	502,452
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	258,361
goeasy Ltd., 4.38%, 05/01/2026(a)	274,000	270,676
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	1,100,000	1,066,855
Host Hotels & Resorts LP, 4.50%, 02/01/2026	750,000	746,433
Lloyds Banking Group PLC, 4.58%, 12/10/2025	950,000	947,488
LPL Holdings, Inc., 5.70%, 05/20/2027	140,000	141,977
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	560,000	559,910
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	250,000	249,849
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	433,312
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	550,000	549,518
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	500,000	499,795
PNC Bank NA, 3.88%, 04/10/2025	550,000	549,034
Radian Group, Inc., 4.88%, 03/15/2027	1,100,000	1,094,148
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	291,591
Truist Bank, 3.63%, 09/16/2025	600,000	595,929
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	397,943
		15,306,542

See accompanying notes which are an integral part of these financial statements.

49

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — 1.9%
3M Co., 2.65%, 04/15/2025	$500,000	$498,016
Arrow Electronics, Inc., 4.00%, 04/01/2025	420,000	419,384
Berry Global, Inc., 1.57%, 01/15/2026	600,000	581,440
Boeing Co., 2.75%, 02/01/2026	1,100,000	1,077,435
Brambles USA, Inc., 4.13%, 10/23/2025(a)	600,000	596,559
Carrier Global Corp., 2.24%, 02/15/2025	480,000	479,406
Flex Ltd.
4.75%, 06/15/2025	200,000	199,970
3.75%, 02/01/2026	750,000	741,442
GATX Corp., 3.25%, 09/15/2026	600,000	585,082
Hexcel Corp., 4.20%, 02/15/2027	940,000	919,971
Molex Electronic Technologies LLC, 3.90%, 04/15/2025(a)	550,000	548,749
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	301,229
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026(a)	135,000	136,416
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	450,000	446,094
Sealed Air Corp., 1.57%, 10/15/2026(a)	600,000	566,797
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	440,000	421,062
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	450,000	447,424
		8,966,476
Technology — 0.2%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	650,000	625,296
Oracle Corp., 2.50%, 04/01/2025	150,000	149,510
		774,806
Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	125,000	124,950
National Fuel Gas Co., 5.50%, 10/01/2026	230,000	232,023
NRG Energy, Inc., 2.00%, 12/02/2025(a)	1,100,000	1,073,484
Vistra Operations Co. LLC, 5.13%, 05/13/2025(a)	450,000	450,503
		1,880,960
TOTAL CORPORATE OBLIGATIONS (Cost $53,447,373)		53,561,183
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
ACREC Trust, Series 2021-FL1, Class AS, 5.92% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	370,000	371,126
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.01% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	2,000,162
BXP Trust, Series 2017-CQHP, Class A, 5.20% (1 mo. Term SOFR + 0.90%), 11/15/2034(a)	688,679	665,426
Credit Suisse Mortgage Capital Certificates, Series 2017-PFHP, Class A, 5.30% (1 mo. Term SOFR + 1.00%), 12/15/2030(a)	620,000	589,616
GS Mortgage Securities Corp., Series 2018-TWR, Class B, 5.80% (1 mo. Term SOFR + 1.50%), 07/15/2031(a)	775,000	411,624
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.80% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)	1,253,000	727,175

See accompanying notes which are an integral part of these financial statements.

50

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
KREF, Series 2021-FL2, Class A, 5.49% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	$336,450	$337,648
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.86% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	1,010,000	1,002,176
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.89% (1 mo. Term SOFR + 1.58%), 07/15/2036(a)	848,857	795,889
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.45% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	1,000,000	1,007,083
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051(a)(c)	2,796,243	2,373,356
Series 2021-3, Class A, 1.96%, 10/25/2051(a)(c)	1,878,623	1,577,847
Series 2021-4, Class A, 2.52%, 12/26/2051(a)(c)	941,910	794,796
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,438,830)		12,653,924
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.4%
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(c)	1,342,655	1,276,116
Series 2025-DNA1, Class A1, 5.34% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	750,000	751,524
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $2,101,270)		2,027,640
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.3%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.00%, 09/25/2035	951,633	932,258
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	522,955	495,492
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $1,486,503)		1,427,750

	Shares
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
First American Government Obligations Fund - Class U, 4.34%(e)	20,046,898	20,046,898
TOTAL SHORT-TERM INVESTMENTS (Cost $20,046,898)		20,046,898
TOTAL INVESTMENTS — 99.5% (Cost $484,154,582)		478,080,256
Other Assets in Excess of Liabilities — 0.5%		2,339,868
TOTAL NET ASSETS — 100.0%		$480,420,124

See accompanying notes which are an integral part of these financial statements.

51

Angel Oak UltraShort Income Fund
Schedule of Investments
January 31, 2025(Continued)
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $337,526,385 or 70.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

52

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
January 31, 2025

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(166)	09/22/2025	($15,284,749)	$ 170,432
Eris SOFR 3 Year Swap	(293)	12/22/2025	(27,753,458)	351,776
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,801,289)	408,470
Total Unrealized Appreciation (Depreciation)				$930,678

See accompanying notes which are an integral part of these financial statements.

53

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025

	Par	Value
CORPORATE OBLIGATIONS — 76.2%
Basic Materials — 6.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	$250,000	$260,709
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	400,000	401,010
6.75%, 04/15/2030(a)	500,000	498,376
7.00%, 03/15/2032(a)	250,000	249,784
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	700,000	722,345
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,000,000	990,205
Hecla Mining Co., 7.25%, 02/15/2028	500,000	507,268
Magnera Corp., 7.25%, 11/15/2031(a)	800,000	790,568
Mercer International, Inc., 5.13%, 02/01/2029	750,000	665,933
Methanex Corp., 5.25%, 12/15/2029	500,000	487,236
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	500,000	499,464
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	200,000	212,692
Novelis Corp., 4.75%, 01/30/2030(a)	350,000	329,026
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	1,000,000	1,025,226
		7,639,842
Communications — 4.4%
Cars.com, Inc., 6.38%, 11/01/2028(a)	500,000	501,150
CMG Media Corp., 8.88%, 06/18/2029(a)	250,000	203,126
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	500,000	488,950
CSC Holdings LLC, 5.50%, 04/15/2027(a)	500,000	463,346
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029(a)	509,000	183,253
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	1,000,000	991,661
Gray Media, Inc., 5.38%, 11/15/2031(a)	1,000,000	597,347
Lamar Media Corp., 4.88%, 01/15/2029	250,000	243,042
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	500,000	493,661
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	250,000	246,095
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	300,000	300,202
Univision Communications, Inc., 6.63%, 06/01/2027(a)	250,000	250,269
Urban One, Inc., 7.38%, 02/01/2028(a)	200,000	111,196
		5,073,298
Consumer, Cyclical — 9.6%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)(b)	500,000	506,306
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	208,333	208,357
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,000,000	918,991
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(a)	250,000	247,956
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	1,000,000	945,020
6.50%, 02/15/2032(a)	100,000	101,439
Carnival Corp., 6.00%, 05/01/2029(a)	350,000	350,952
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	100,000	104,450
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,000,000	1,028,567
FirstCash, Inc., 4.63%, 09/01/2028(a)	500,000	478,549

See accompanying notes which are an integral part of these financial statements.

54

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	$797,000	$744,542
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	100,000	98,721
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	105,126
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	250,000	243,022
3.88%, 06/01/2029(a)	500,000	464,638
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	484,296
NCL Corp. Ltd.
5.88%, 03/15/2026(a)	46,000	46,196
6.25%, 03/01/2030(a)	500,000	503,294
New Red Finance, Inc., 4.38%, 01/15/2028(a)	250,000	240,797
Phinia, Inc., 6.75%, 04/15/2029(a)	495,000	509,376
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	500,000	505,220
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	550,000	527,466
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	600,000	605,222
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	450,000	482,255
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028(a)	100,000	103,031
White Cap Buyer LLC, 6.88%, 10/15/2028(a)	500,000	501,149
		11,054,938
Consumer, Non-cyclical — 12.2%
Arrow Bidco LLC, 10.75%, 06/15/2025(a)	470,000	478,813
B&G Foods, Inc., 8.00%, 09/15/2028(a)	650,000	674,309
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	250,000	247,938
Chobani Holdco LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	300,000	325,827
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(a)	200,000	207,113
DaVita, Inc., 6.88%, 09/01/2032(a)	900,000	915,534
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	500,000	514,709
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	527,616
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	500,000	522,348
Herc Holdings, Inc., 6.63%, 06/15/2029(a)	250,000	255,799
Hertz Corp., 12.63%, 07/15/2029(a)	300,000	323,656
Korn Ferry, 4.63%, 12/15/2027(a)	250,000	243,765
Matthews International Corp., 8.63%, 10/01/2027(a)	250,000	262,816
Medline Borrower LP, 5.25%, 10/01/2029(a)	1,000,000	972,971
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	550,000	546,492
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	100,000	94,649
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	500,000	470,844
6.13%, 09/15/2032(a)	250,000	251,019
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,000,000	985,675
Post Holdings, Inc.
6.25%, 02/15/2032(a)	250,000	250,732
6.38%, 03/01/2033(a)	1,000,000	987,697
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	250,000	236,243

See accompanying notes which are an integral part of these financial statements.

55

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	$500,000	$500,244
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	550,000	513,258
Sotheby’s, 7.38%, 10/15/2027(a)	300,000	297,266
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	500,000	461,035
TreeHouse Foods, Inc., 4.00%, 09/01/2028	500,000	457,783
Upbound Group, Inc., 6.38%, 02/15/2029(a)	500,000	490,812
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	207,869
VT Topco, Inc., 8.50%, 08/15/2030(a)	800,000	848,437
		14,073,269
Diversified — 0.5%
Stena International SA, 7.25%, 01/15/2031(a)	625,000	639,526
Energy — 15.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	700,000	740,887
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028(a)	1,250,000	1,246,901
6.63%, 02/01/2032(a)	100,000	102,248
Archrock Partners LP / ArchrockPartners Finance Corp.
6.88%, 04/01/2027(a)	252,000	252,163
6.63%, 09/01/2032(a)	800,000	811,507
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030(a)	190,291	190,193
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027(a)	600,000	592,952
9.75%, 07/15/2028(a)	200,000	194,908
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	500,000	500,676
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	100,000	98,355
5.88%, 01/15/2030(a)	700,000	663,133
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(a)	250,000	257,134
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	475,000	486,675
8.00%, 05/15/2033	250,000	250,646
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	200,000	214,534
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	430,000	438,226
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	250,000	267,808
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	900,000	877,561
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	250,000	248,501
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	500,000	515,054
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	500,000	499,262
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	500,000	487,999
Northriver Midstream Finance LP, 6.75%, 07/15/2032(a)	100,000	102,415
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	493,360
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	1,000,000	894,874
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,000,000	923,180

See accompanying notes which are an integral part of these financial statements.

56

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	$1,000,000	$966,245
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	755,253
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(a)	250,000	227,013
3.88%, 11/01/2033(a)	250,000	215,388
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	1,000,000	1,043,127
8.38%, 06/01/2031(a)	700,000	737,265
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	1,009,000	1,040,165
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	500,000	494,992
		17,830,600
Financial — 15.5%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030(a)	500,000	387,692
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	500,000	516,799
Encore Capital Group, Inc., 8.50%, 05/15/2030(a)	500,000	529,507
Freedom Mortgage Corp., 7.63%, 05/01/2026(a)	500,000	503,046
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	1,100,000	1,149,089
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	500,000	516,722
6.88%, 04/15/2029(a)	450,000	460,531
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,000,000	1,028,649
goeasy Ltd.
4.38%, 05/01/2026(a)	500,000	493,935
9.25%, 12/01/2028(a)	200,000	213,735
7.63%, 07/01/2029(a)	900,000	931,623
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	750,000	727,401
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032(a)	500,000	498,047
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	250,000	251,423
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	400,000	427,932
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	400,000	350,128
LPL Holdings, Inc., 4.63%, 11/15/2027(a)	500,000	491,024
Macquarie AirfinanceHoldings Ltd.
8.13%, 03/30/2029(a)	200,000	211,191
6.50%, 03/26/2031(a)	200,000	207,379
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	335,785
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027(a)	650,000	649,607
6.50%, 08/01/2029(a)	750,000	752,207
OneMainFinance Corp.
7.50%, 05/15/2031	250,000	260,262
7.13%, 11/15/2031	500,000	514,609
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	750,000	769,330
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	450,000	432,100

See accompanying notes which are an integral part of these financial statements.

57

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(a)	$400,000	$392,954
PRA Group, Inc.
5.00%, 10/01/2029(a)	500,000	463,153
8.88%, 01/31/2030(a)	100,000	104,712
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	300,000	302,463
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	200,000	206,673
6.00%, 04/15/2030(a)	900,000	887,673
StoneX Group, Inc., 7.88%, 03/01/2031(a)	1,000,000	1,053,887
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	500,000	485,104
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	500,000	456,627
		17,962,999
Industrial — 10.3%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	500,000	505,116
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026(a)	250,000	250,000
7.50%, 02/01/2032(a)	250,000	254,055
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	250,000	240,386
6.38%, 03/01/2034(a)	500,000	503,756
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	600,000	599,495
Coherent Corp., 5.00%, 12/15/2029(a)	500,000	481,835
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033(a)	827,000	792,300
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	300,000	301,186
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,050,000	976,173
Knife River Corp., 7.75%, 05/01/2031(a)	800,000	837,041
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	100,000	95,493
Moog, Inc., 4.25%, 12/15/2027(a)	250,000	240,460
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	300,000	280,473
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	750,000	732,000
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	700,000	700,000
Reworld Holding Corp., 5.00%, 09/01/2030	500,000	465,557
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	200,000	188,373
Sealed Air Corp., 6.50%, 07/15/2032(a)	400,000	406,716
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	100,000	104,105
Seaspan Corp., 5.50%, 08/01/2029(a)	500,000	460,809
Sensata Technologies BV, 5.88%, 09/01/2030(a)	250,000	246,214
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	500,000	496,315
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	500,000	505,391
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	100,000	107,937
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	100,000	104,087

See accompanying notes which are an integral part of these financial statements.

58

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Vertiv Group Corp., 4.13%, 11/15/2028(a)	$500,000	$475,282
XPO, Inc., 7.13%, 06/01/2031(a)	500,000	517,352
		11,867,907
Technology — 0.6%
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	700,000	716,645
Utilities — 1.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/2028(a)	250,000	236,969
NRG Energy, Inc., 6.25%, 11/01/2034(a)	500,000	493,751
Pike Corp., 8.63%, 01/31/2031(a)	225,000	240,208
VistraOperations Co. LLC
7.75%, 10/15/2031(a)	100,000	105,660
6.88%, 04/15/2032(a)	250,000	257,653
		1,334,241
TOTAL CORPORATE OBLIGATIONS (Cost $89,563,908)		88,193,265
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.9%
Bellemeade Re Ltd., Series 2024-1, Class B1, 9.90% (30 day avg SOFR US + 5.55%), 08/25/2034(a)	500,000	520,144
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.78%, 07/25/2054(a)(c)	1,016,000	833,553
COLT Funding LLC
Series 2021-5, Class B1, 4.21%, 11/26/2066(a)(c)	1,000,000	824,593
Series 2022-7, Class B1, 6.30%, 04/25/2067(a)(c)	1,000,000	985,049
Home RE Ltd., Series 2021-2, Class B1, 8.50% (30 day avg SOFR US + 4.15%), 01/25/2034(a)	800,000	820,364
JP Morgan Mortgage Trust
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(c)	688,767	595,684
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(c)	684,692	592,216
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.82%, 07/25/2054(a)(c)	1,160,000	953,330
Oaktown Re, Series 2021-2, Class B1, 8.75% (30 day avg SOFR US + 4.40%), 04/25/2034(a)	1,000,000	1,031,601
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038(a)	765,000	757,596
Series 2021-SFR9, Class F, 4.05%, 11/17/2040(a)	500,000	474,737
PRPM LLC
Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(d)	500,000	506,050
Series 2024-NQM3, Class B1, 7.50%, 08/25/2069(a)(c)	1,000,000	989,851
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054(a)(d)	1,000,000	810,787
Series 2024-RCF5, Class M2, 4.00%, 08/25/2054(a)(d)	1,000,000	817,010

See accompanying notes which are an integral part of these financial statements.

59

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Radnor RE Ltd.
Series 2021-1, Class M2, 7.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	$750,000	$763,539
Series 2024-1, Class B1, 9.50% (30 day avg SOFR US + 5.15%), 09/25/2034(a)	500,000	510,191
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.49%, 07/25/2054(a)(c)	929,000	723,227
Rithm Capital Corp., Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(c)	1,314,774	1,001,177
Verus Securitization Trust, Series 2023-3, Class B1, 7.79%, 03/25/2068(a)(c)	450,000	453,344
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $14,649,872)		14,964,043
ASSET-BACKED SECURITIES — 4.0%
Automobile — 1.6%
Avis Budget Car Rental LLC, Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	250,000	238,125
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031(a)	200,000	205,677
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	200,000	216,967
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	100,000	102,834
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 9.62% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	183,610	189,062
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	200,000	202,726
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	119,682	119,921
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	100,000	105,225
Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	200,000	211,332
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031(a)	250,000	264,722
		1,856,591
Consumer — 1.9%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(a)	200,000	205,526
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	100,000	102,478
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	250,000	252,223
PagayaAI Debt Selection Trust
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	125,777	127,165
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	198,572	200,851
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	199,964	211,415
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	199,957	207,678
Series 2025-1, Class E, 10.08%, 07/15/2032(a)	250,000	250,682
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	200,000	206,932

See accompanying notes which are an integral part of these financial statements.

60

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028(a)	$200,000	$204,263
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	97,734	96,579
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	100,000	101,826
		2,167,618
Equipment — 0.5%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	200,000	202,053
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	200,000	207,277
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	173,000	174,043
		583,373
TOTAL ASSET-BACKED SECURITIES (Cost $4,482,521)		4,607,582

	Shares
EXCHANGE TRADED FUNDS — 1.8%
iShares Broad USD High Yield Corporate Bond ETF	54,380	2,027,830
TOTAL EXCHANGE TRADED FUNDS (Cost $1,995,734)		2,027,830
COMMON STOCKS — 0.2%
Energy — 0.2%
Enviva LLC(e)	14,555	271,087
TOTAL COMMON STOCKS (Cost $502,759)		271,087
SHORT-TERM INVESTMENTS — 5.1%
Money Market Funds — 5.1%
First American Government Obligations Fund - Class U, 4.34%(f)	5,846,899	5,846,899
TOTAL SHORT-TERM INVESTMENTS (Cost $5,846,899)		5,846,899
TOTAL INVESTMENTS — 100.2% (Cost $117,041,693)		$115,910,706
Liabilities in Excess of Other Assets — (0.2%)		(241,641)
TOTAL NET ASSETS — 100.0%		$115,669,065

See accompanying notes which are an integral part of these financial statements.

61

Angel Oak High Yield Opportunities ETF
Schedule of Investments
January 31, 2025(Continued)
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $97,701,745 or 84.5% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(d)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

62

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
January 31, 2025

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 85.0%
Federal Home Loan Mortgage Corp.
Pool QE8504, 5.00%, 08/01/2052	$805,392	$778,740
Pool QG4208, 4.50%, 05/01/2053	972,463	914,337
Pool QI2043, 6.00%, 03/01/2054	495,685	501,220
Pool QI4343, 4.50%, 04/01/2054	490,080	461,706
Pool QJ0145, 6.50%, 07/01/2054	1,459,550	1,498,710
Pool QJ6122, 5.00%, 10/01/2054	1,973,779	1,904,762
Pool QJ6384, 5.50%, 10/01/2054	1,866,598	1,843,909
Pool QJ6482, 5.00%, 10/01/2054	1,992,600	1,923,547
Pool QJ7063, 5.50%, 10/01/2054	2,492,351	2,469,845
Pool QJ7677, 5.50%, 11/01/2054	3,488,764	3,452,900
Pool QJ7705, 5.00%, 11/01/2054	1,992,727	1,926,784
Pool QJ7812, 5.50%, 10/01/2054	2,276,721	2,253,316
Pool QJ8092, 5.00%, 11/01/2054	1,944,042	1,885,177
Pool QJ9998, 5.50%, 12/01/2054	2,488,001	2,479,530
Pool QX0791, 5.50%, 12/01/2054	1,997,295	1,981,133
Pool QX1669, 5.00%, 12/01/2054	2,495,738	2,434,987
Pool RC1914, 2.00%, 06/01/2036	305,302	272,086
Pool SD0803, 3.00%, 01/01/2052	792,538	676,964
Pool SD5470, 5.00%, 03/01/2053	2,144,727	2,083,137
Pool SD5781, 6.00%, 07/01/2054	430,391	435,734
Pool SD5809, 6.00%, 07/01/2054	2,861,102	2,880,532
Pool SD6591, 5.00%, 10/01/2054	1,444,598	1,394,085
Pool SD7029, 5.00%, 12/01/2054	497,201	484,788
Pool SD7182, 5.00%, 12/01/2054	5,492,845	5,307,643
Pool SD7356, 5.50%, 01/01/2055	2,850,449	2,824,710
Pool SD8243, 3.50%, 09/01/2052	308,856	272,901
Pool SD8401, 5.50%, 02/01/2054	2,725,098	2,690,271
Pool SD8409, 6.00%, 03/01/2054	2,137,787	2,151,636
Pool SD8470, 6.00%, 10/01/2054	9,548,310	9,610,164
Pool SD8494, 5.50%, 01/01/2055	9,952,326	9,825,136
Federal National Mortgage Association
6.00%, 02/15/2040	24,000,000	24,157,366
6.50%, 02/15/2042	10,000,000	10,249,550
Pool CB3770, 3.50%, 06/01/2052	1,942,481	1,723,054
Pool CB6311, 5.00%, 05/01/2053	3,343,156	3,230,435
Pool CB7906, 6.00%, 11/01/2053	687,437	693,179
Pool CB8710, 6.00%, 06/01/2054	898,220	907,969
Pool CB9673, 5.50%, 12/01/2054	2,955,801	2,924,493
Pool DB4019, 6.00%, 05/01/2054	606,676	613,639
Pool DC5656, 5.00%, 11/01/2054	1,993,164	1,924,715
Pool DC5739, 5.50%, 11/01/2054	3,989,802	3,947,542
Pool DC5743, 5.50%, 11/01/2054	1,993,759	1,973,887
Pool DC6402, 5.00%, 11/01/2054	1,984,817	1,915,414
Pool DC9709, 6.00%, 01/01/2055	1,998,215	2,019,901
Pool FA0157, 5.50%, 12/01/2054	1,980,908	1,955,592

See accompanying notes which are an integral part of these financial statements.

63

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool FS7274, 5.00%, 02/01/2054	$2,552,200	$2,467,743
Pool FS9287, 5.50%, 09/01/2054	1,992,475	1,970,747
Pool MA5072, 5.50%, 07/01/2053	2,613,597	2,583,462
Pool 000TBA, 5.50%, 02/15/2040	10,000,000	9,872,200
Government National Mortgage Association, Pool MA9305, 5.50%, 11/20/2053	1,124,659	1,115,909
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $145,919,345)		145,867,187
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 38.8%
ATLX Trust
Series 2024-RPL1, Class A2, 4.28%, 04/25/2064(a)(b)	500,000	465,117
Series 2024-RPL1, Class M1, 4.28%, 04/25/2064(a)(b)	500,000	453,669
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	250,561
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	1,179,000	853,043
Series 2021-3, Class M1, 2.30%, 09/27/2066(a)(b)	135,000	86,691
Series 2022-2, Class B1, 3.96%, 02/25/2067(a)(b)	500,000	402,728
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(b)	6,088,769	5,830,666
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,725,768
CoreVest American Finance Lender LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/2031(a)(c)	100,000	101,449
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056(a)(b)	1,000,000	605,570
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	50,000	37,475
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	100,000	75,396
Series 2021-3, Class M1, 2.42%, 08/25/2066(a)(b)	2,000,000	1,450,136
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	139,000	92,247
Series 2024-INV1, Class A1A, 6.56%, 03/25/2069(a)(c)	440,762	446,874
Series 2025-NQM1, Class A3, 6.02%, 01/25/2070(a)(c)	1,000,000	1,007,786
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054(a)(b)	412,782	419,131
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	206,391	209,817
Series 2025-HE1, Class D, 6.59%, 01/25/2055(a)(b)	2,000,000	2,013,462
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	832,838	668,089
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(b)	1,500,000	892,209
Series 2024-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 08/25/2054(a)	821,714	825,474
Series 2024-PJ6, Class B3, 6.77%, 10/25/2054(a)(b)	495,961	476,891
HOMES Trust, Series 2024-AFC1, Class A2, 5.48%, 08/25/2059(a)(c)	1,446,477	1,448,116

See accompanying notes which are an integral part of these financial statements.

64

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	$208,216	$179,188
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	998,290	960,731
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.27%, 12/25/2049(a)(b)	87,171	79,409
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(b)	339,911	293,974
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	337,900	292,262
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,431,987	1,153,884
Series 2021-12, Class A8, 2.50%, 02/25/2052(a)(b)	1,500,000	1,176,060
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(b)	1,500,000	1,005,639
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	1,055,608	848,660
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	977,886	867,821
Series 2023-4, Class 1A2, 6.00%, 11/25/2053(a)(b)	784,676	780,263
Series 2024-10, Class B2, 7.00%, 03/25/2055(a)(b)	1,495,478	1,509,502
Series 2024-2, Class A3, 6.00%, 08/25/2054(a)(b)	1,074,338	1,073,278
Series 2024-5, Class B4, 6.96%, 11/25/2054(a)(b)	397,300	380,532
Series 2024-8, Class A3, 5.50%, 01/25/2055(a)(b)	862,959	860,279
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055(a)(b)	980,623	962,312
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	2,000,000	1,702,602
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	2,092,385	1,744,530
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	500,000	410,923
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	1,000,000	817,070
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059(a)(b)	160,000	147,884
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.57%, 09/25/2053(a)(b)	250,000	225,510
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.77%, 12/25/2057(a)(b)	289,913	220,676
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	786,256	638,928
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(b)	1,500,000	991,096
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	684,863	579,703
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	604,542	502,237
Series 2022-INV1, Class A18, 3.00%, 12/25/2051(a)(b)	168,808	140,056
PMT Loan Trust, Series 2024-INV2, Class A1, 6.00%, 12/25/2059(a)(b)	496,665	502,389
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(c)	2,000,000	1,919,658
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	2,000,000	1,811,630
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/2054(a)(b)	1,461,066	1,426,563
PRPM LLC
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051(a)(b)	1,000,000	812,924
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068(a)(b)	250,000	255,634
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(c)	222,478	224,671
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	697,520	705,083

See accompanying notes which are an integral part of these financial statements.

65

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(c)	$872,227	$880,356
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(c)	1,000,000	935,636
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	500,000	454,620
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051(a)(b)	1,264,054	1,016,242
Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	320,818
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	747,157	642,199
Rithm Capital Corp., Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(b)	701,213	533,961
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052(a)(b)	750,000	746,800
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	806,374	823,781
Sequoia Mortgage Trust, Series 2024-2, Class A13, 6.00%, 03/25/2054 (a)(b)	500,000	501,609
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	2,245,015	1,855,889
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	491,724
Starwood Mortgage Residential Trust
Series 2022-3, Class A1, 4.16%, 03/25/2067(a)(b)	195,820	188,554
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	979,099	894,466
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060(a)	565,000	447,212
Series 2024-4, Class A2, 4.42%, 10/27/2064(a)(b)	500,000	468,596
Series 2024-4, Class M1, 4.42%, 10/27/2064(a)(b)	500,000	449,180
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(a)(c)	500,000	503,967
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(b)	1,750,000	1,278,652
Series 2021-5, Class M1, 2.33%, 09/25/2066(a)(b)	250,000	169,882
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	217,210	199,253
Series 2022-7, Class B1, 5.32%, 07/25/2067(a)(b)	1,600,000	1,554,038
Series 2022-INV1, Class B2, 5.81%, 08/25/2067(a)(b)	1,500,000	1,495,760
Vista Point Securitization Trust, Series 2024-CES2, Class A3, 5.91%, 10/25/2054(a)(c)	500,000	490,868
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051(a)(b)	308,394	263,044
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $67,492,057)		66,649,033
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.3%
Federal Home Loan Mortgage Corp., Series 2025-DNA1, Class A1, 5.34% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	500,000	501,016
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $500,000)		501,016

See accompanying notes which are an integral part of these financial statements.

66

Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.2%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 6.79% (30 day avg SOFR US + 2.26%), 01/25/2026(a)	$253,287	$251,059
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $252,021)		251,059
ASSET-BACKED SECURITIES — 0.0%(d)
Automobile — 0.0%(d)
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	75,629	75,133
TOTAL ASSET-BACKED SECURITIES (Cost $74,794)		75,133

	Shares
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
First American Government Obligations Fund - Class U, 4.34%(e)	7,703,683	7,703,683
TOTAL SHORT-TERM INVESTMENTS (Cost $7,703,683)		7,703,683
TOTAL INVESTMENTS — 128.8% (Cost $221,941,900)		221,047,111
Liabilities in Excess of Other Assets — (28.8%)		(49,449,356)
TOTAL NET ASSETS — 100.0%		$171,597,755

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
TBA - To be Announced
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $67,476,241 or 39.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

67

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
January 31, 2025

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	57	03/31/2025	$6,064,266	$9,538

See accompanying notes which are an integral part of these financial statements.

68

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — 34.4%
Automobile — 11.6%
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030(a)	$613,561	$616,202
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	6,700,000	6,876,532
Series 2023-3, Class C, 6.44%, 10/12/2029(a)	6,374,000	6,450,169
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027(a)	150,000	149,008
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	38,640	38,487
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	153,634	155,496
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	444,194	448,565
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027(a)	260,011	260,643
Avis Budget Car Rental LLC
Series 2019-3A, Class D, 5.43%, 03/20/2026(a)	166,667	166,994
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	1,045,000	1,038,691
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	3,495,000	3,466,778
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	1,370,000	1,398,736
Series 2022-5A, Class C, 6.24%, 04/20/2027(a)	3,000,000	3,027,345
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	1,210,059	1,202,133
Series 2021-N2, Class B, 0.75%, 03/10/2028	486,106	466,580
Series 2021-N2, Class C, 1.07%, 03/10/2028	119,243	114,820
Series 2021-N3, Class C, 1.02%, 06/12/2028	36,772	35,216
Series 2024-P3, Class N, 6.53%, 09/10/2032(a)	156,553	156,757
Series 2024-P4, Class N, 5.86%, 12/10/2032(a)	1,394,006	1,395,960
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	3,100,000	3,285,901
Series 2024-B, Class B, 6.04%, 10/16/2028(a)	2,000,000	2,029,428
DT Auto Owner Trust
Series 2022-1A, Class C, 2.96%, 11/15/2027(a)	89,291	89,363
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	4,260,000	4,291,081
Series 2022-3A, Class C, 7.69%, 07/17/2028(a)	900,000	914,366
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027(a)	4,500,000	4,510,791
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,000,000	4,080,524
Series 2022-5A, Class D, 7.40%, 02/15/2029	5,050,000	5,224,568
Flagship Credit Auto Trust
Series 2019-4, Class D, 3.12%, 01/15/2026(a)	62,700	62,812
Series 2023-3, Class C, 6.01%, 07/16/2029(a)	585,000	592,041
GLS Auto Receivables Trust
Series 2022-2A, Class D, 6.15%, 04/17/2028(a)	2,000,000	2,029,538
Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	4,400,000	4,476,124
Series 2023-3A, Class C, 6.01%, 05/15/2029(a)	1,892,000	1,920,442
Hertz Vehicle Financing LLC
Series 2022-1A, Class C, 2.63%, 06/25/2026(a)	2,958,333	2,942,515
Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	3,000,000	3,036,264

See accompanying notes which are an integral part of these financial statements.

69

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	$367,220	$373,308
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	231,470	235,307
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	1,750,000	1,793,113
Series 2023-2, Class A, 7.59%, 04/16/2029(a)	1,403,219	1,413,600
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	1,000,000	1,061,768
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	410,514	413,627
Prestige Auto Receivables Trust, Series 2024-1A, Class B, 5.71%, 05/15/2028(a)	1,000,000	1,008,584
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030(a)	839,727	845,570
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	185,837	187,534
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	208,068	211,169
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	538,568	540,580
Tricolor Auto Securitization Trust
Series 2023-1A, Class C, 7.24%, 02/16/2027(a)	1,544,324	1,549,796
Series 2024-2A, Class A, 6.36%, 12/15/2027(a)	1,296,978	1,303,367
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	36,207	35,997
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	50,000	26,385
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028(a)	334,467	334,351
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	133,251	134,071
Series 2024-1, Class A, 6.28%, 11/15/2027(a)	822,887	829,797
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027(a)	6,100,000	6,150,179
		85,398,973
Consumer — 20.8%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030(a)	3,500,000	3,582,236
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	1,954,082	1,968,238
Series 2024-1PL, Class B, 6.34%, 04/25/2031(a)	592,287	599,627
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	1,261,843	1,273,027
Series 2024-2PL, Class C, 5.72%, 10/27/2031(a)	1,500,000	1,505,560
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	2,500,000	2,512,325
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	500,000	508,172
Series 2023-X1, Class B, 7.77%, 11/15/2028(a)	500,000	504,299
Series 2024-X1, Class C, 6.57%, 05/15/2029(a)	1,650,000	1,672,047
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031(a)	391,693	393,276
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(b)	977,822	990,781

See accompanying notes which are an integral part of these financial statements.

70

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	$71,485	$70,870
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	1,853,746	1,871,918
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	3,810,212	3,859,108
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A2, 5.25%, 10/27/2059(a)	1,888,993	1,898,476
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	43,424	43,145
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031(a)	439,448	437,195
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	801,898	804,750
Series 2022-3A, Class C, 6.89%, 11/15/2032(a)	2,000,000	2,024,552
Series 2023-1A, Class B, 6.50%, 04/15/2033(a)	2,675,823	2,693,831
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	6,067,000	6,176,649
Series 2023-3A, Class B, 6.71%, 09/15/2033(a)	5,166,704	5,202,913
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	2,700,000	2,750,944
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	664,904	671,919
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030(a)	197,513	199,976
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	3,750,000	3,740,340
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	500,000	502,584
Pagaya AI Debt Selection Trust
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	322,567	326,249
Series 2023-1, Class B, 9.44%, 07/15/2030(a)	249,965	251,083
Series 2023-3, Class B, 9.57%, 12/16/2030(a)	2,999,402	3,044,435
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	1,447,248	1,455,749
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,749,985	1,785,776
Series 2023-7, Class ABC, 8.14%, 07/15/2031(a)(c)	2,504,195	2,543,088
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,249,534	1,281,354
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	7,954,291	8,134,638
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	5,288,742	5,491,217
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	3,916,739	3,977,856
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	4,266,292	4,380,871
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	5,000,000	5,024,120
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	2,000,000	2,010,568
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	1,000,000	1,002,606
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	3,761,511	3,802,695
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	3,177,995	3,225,242
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	1,518,067	1,537,081
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	4,737,690	4,794,244
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	830,651	841,313
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	1,729,315	1,749,324
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	1,901,024	1,929,138
Series 2024-8, Class C, 6.03%, 01/15/2032(a)	999,955	1,003,155
Series 2024-9, Class B, 5.31%, 03/15/2032(a)	4,999,235	5,001,105
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	2,000,000	2,006,068
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	1,500,000	1,504,480

See accompanying notes which are an integral part of these financial statements.

71

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029(a)	$4,600,000	$4,639,726
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	5,300,000	5,402,285
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028(a)	600,000	606,849
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029(a)	2,278,093	2,264,183
Series 2022-2A, Class C, 8.40%, 05/15/2030(a)	803,197	810,860
Series 2023-1A, Class B, 7.33%, 02/18/2031(a)	1,000,000	1,012,165
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	1,500,000	1,555,804
Series 2024-1A, Class B, 6.29%, 02/18/2031(a)	2,100,000	2,117,581
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	2,040,000	2,073,021
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	872,628	805,998
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	4,500,000	4,647,636
Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	2,700,000	2,778,376
Upgrade Receivables Trust, Series 2024-1A, Class B, 5.77%, 02/18/2031(a)	2,000,000	2,013,242
Upstart Pass-Through Trust Series
Series 2020-ST5, Class A, 3.00%, 12/20/2026(a)	103,163	102,899
Series 2021-ST1, Class A, 2.75%, 02/20/2027(a)	147,433	145,615
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	107,340	105,726
Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	91,402	91,181
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	463,358	458,284
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031(a)	515,928	512,516
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	1,221,679	1,207,240
Series 2021-4, Class B, 1.84%, 09/20/2031(a)	5,094	5,091
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	184,949	185,425
Series 2023-2, Class A, 6.77%, 06/20/2033(a)	193,233	194,149
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030(a)	2,040,037	2,067,264
		152,365,329
Credit Card — 1.7%
American Express Travel Related Services Co., Inc., Series 2022-3, Class A, 3.75%, 08/15/2027	6,000,000	5,982,942
Citibank NA, Series 2023-A2, Class A2, 4.99% (SOFR + 0.63%), 12/08/2027	3,000,000	3,009,921
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027(a)	450,000	451,090
Series 2023-1A, Class B, 9.59%, 09/20/2027(a)	1,500,000	1,501,541
Series 2024-2A, Class A, 6.56%, 07/20/2029(a)	1,500,000	1,522,194
		12,467,688

See accompanying notes which are an integral part of these financial statements.

72

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Equipment — 0.3%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030(a)	$400,982	$403,253
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 01/22/2046(a)	1,500,000	1,506,243
		1,909,496
TOTAL ASSET-BACKED SECURITIES (Cost $250,526,161)		252,141,486
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 17.7%
Federal Home Loan Mortgage Corp.
Series K046, Class A2, 3.21%, 03/25/2025	1,106,796	1,104,124
Series K048, Class A2, 3.28%, 06/25/2025(c)	4,700,685	4,680,604
Series K049, Class A2, 3.01%, 07/25/2025	5,693,239	5,656,421
Series K050, Class A2, 3.33%, 08/25/2025(c)	285,482	283,685
Series K053, Class A2, 3.00%, 12/25/2025	4,834,252	4,778,842
Series K054, Class A2, 2.75%, 01/25/2026	4,358,093	4,291,545
Series K055, Class A2, 2.67%, 03/25/2026	5,056,449	4,963,593
Series K056, Class A2, 2.53%, 05/25/2026	2,250,000	2,199,625
Series K057, Class A2, 2.57%, 07/25/2026	3,800,000	3,710,160
Series K058, Class A2, 2.65%, 08/25/2026	5,482,000	5,334,995
Series K062, Class A2, 3.41%, 12/25/2026	3,000,000	2,941,647
Series K093, Class A1, 2.76%, 12/25/2028	690,829	675,860
Series K732, Class A2, 3.70%, 05/25/2025	4,456,584	4,443,295
Series K735, Class A2, 2.86%, 05/25/2026	847,351	832,489
Series K-F100, Class AL, 4.77% (30 day avg SOFR US + 0.24%), 11/25/2027	5,064,715	5,035,821
Series K-F100, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 01/25/2028	4,902,964	4,866,378
Series K-F101, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 01/25/2031	99,166	97,600
Series K-F102, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 01/25/2031	5,909,337	5,823,521
Series K-F108, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 02/25/2031	2,333,236	2,325,016
Series K-F109, Class AS, 4.77% (30 day avg SOFR US + 0.24%), 03/25/2031	330,857	327,391
Series K-F114, Class AS, 4.75% (30 day avg SOFR US + 0.22%), 05/25/2031	5,720,367	5,638,714
Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031	5,967,016	5,879,324
Series K-F118, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 07/25/2028	4,521,166	4,482,104
Series K-F121, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 08/25/2028	4,825,317	4,779,231
Series KF123, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 09/25/2028	4,539,091	4,497,631

See accompanying notes which are an integral part of these financial statements.

73

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF124, Class AS, 4.75% (30 day avg SOFR US + 0.22%), 10/25/2031	$445,668	$441,043
Series KF130, Class AS, 4.82% (30 day avg SOFR US + 0.29%), 01/25/2029	1,934,577	1,930,062
Series KF136, Class AS, 4.94% (30 day avg SOFR US + 0.41%), 04/25/2032	809,304	805,481
Series KF141, Class AS, 5.10% (30 day avg SOFR US + 0.57%), 07/25/2032	910,736	915,303
Series KF155, Class AS, 5.20% (30 day avg SOFR US + 0.67%), 02/25/2030	237,708	239,612
Series KF160, Class AS, 5.23% (30 day avg SOFR US + 0.70%), 10/25/2030	676,397	681,091
Series KF57, Class A, 5.18% (30 day avg SOFR US + 0.65%), 12/25/2028	225,727	227,138
Series KF59, Class A, 5.18% (30 day avg SOFR US + 0.65%), 02/25/2029	707,111	711,674
Series KF61, Class A, 5.17% (30 day avg SOFR US + 0.64%), 03/25/2029	728,638	733,142
Series KF67, Class A, 5.16% (30 day avg SOFR US + 0.63%), 08/25/2029	378,855	381,191
Series KF75, Class AS, 5.07% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,461,164	1,465,509
Series KF81, Class AS, 4.93% (30 day avg SOFR US + 0.40%), 06/25/2027	2,057,002	2,054,766
Series KF82, Class AS, 4.95% (30 day avg SOFR US + 0.42%), 06/25/2030	5,296,338	5,280,984
Series KF85, Class AS, 4.86% (30 day avg SOFR US + 0.33%), 08/25/2030	3,940,966	3,919,323
Series KF88, Class AL, 4.97% (30 day avg SOFR US + 0.44%), 09/25/2030	3,815,059	3,807,627
Series KF91, Class AS, 4.91% (30 day avg SOFR US + 0.38%), 10/25/2030	2,970,916	2,955,741
Series KF94, Class AL, 4.94% (30 day avg SOFR US + 0.41%), 11/25/2030	6,076,987	6,055,548
Series KF96, Class AL, 4.90% (30 day avg SOFR US + 0.37%), 12/25/2030	237,137	235,822
Series KF97, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 12/25/2030	853,690	843,555
Series KJ21, Class A2, 3.70%, 09/25/2026	1,198,335	1,188,769
Federal National Mortgage Association, Pool BM7189, 2.92%, 10/01/2025(c)	5,485,621	5,441,539
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $130,185,950)		129,964,536

See accompanying notes which are an integral part of these financial statements.

74

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 16.7%
AMMC CDO, Series 2016-18A, Class BR, 6.38% (3 mo. Term SOFR + 1.86%), 05/26/2031(a)	$1,250,000	$1,254,314
Assurant CLO Ltd., Series 2018-2A, Class A, 5.59% (3 mo. Term SOFR + 1.30%), 04/20/2031(a)	1,775,628	1,780,841
Atlas Senior Loan Fund Ltd.
Series 2021-18A, Class X, 5.40% (3 mo. Term SOFR + 1.11%), 01/18/2035(a)	266,667	266,663
Series 2022-20A, Class XR, 5.44% (3 mo. Term SOFR + 1.15%), 10/19/2037(a)	1,800,000	1,799,959
Bean Creek CLO Ltd., Series 2015-1A, Class BR, 6.00% (3 mo. Term SOFR + 1.71%), 04/20/2031(a)	5,000,000	5,008,715
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.61% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	1,880,843	1,885,236
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.49% (3 mo. Term SOFR + 1.19%), 10/25/2030(a)	1,612,879	1,616,572
Brightwood Capital MM, Series 2021-2A, Class C1, 7.46% (3 mo. Term SOFR + 3.16%), 11/15/2030(a)	3,000,000	3,008,667
Cent CLO Ltd., Series 2014-21A, Class BR3, 6.71% (3 mo. Term SOFR + 2.41%), 07/27/2030(a)	2,500,000	2,508,895
Cerberus Loan Funding LP, Series 2021-3A, Class A, 6.12% (3 mo. Term SOFR + 1.82%), 07/23/2033(a)	3,500,000	3,505,597
CFIP CLO Ltd.
Series 2018-1A, Class B, 6.60% (3 mo. Term SOFR + 2.31%), 07/18/2031(a)	1,710,644	1,719,269
Series 2018-1A, Class C, 7.00% (3 mo. Term SOFR + 2.71%), 07/18/2031(a)	1,500,000	1,504,956
CIFC Funding Ltd., Series 2013-4A, Class A1RR, 5.62% (3 mo. Term SOFR + 1.32%), 04/27/2031(a)	2,268,284	2,271,369
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	9,089,441	9,101,366
Goldentree Loan Opportunities Ltd., Series 2016-12X, Class CR, 6.50% (3 mo. Term SOFR + 2.21%), 07/21/2030(d)	2,320,000	2,328,726
Golub Capital Partners CLO Ltd., Series 2018-36A, Class C, 6.92% (3 mo. Term SOFR + 2.36%), 02/05/2031(a)	2,000,000	2,002,788
Greywolf CLO Ltd., Series 2018-1A, Class A2, 6.19% (3 mo. Term SOFR + 1.89%), 04/26/2031(a)	1,970,000	1,972,228
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.34% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	6,000,000	6,006,714
KKR CLO Trust, Series 21, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031(a)	2,772,136	2,777,459
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.49% (3 mo. Term SOFR + 1.20%), 10/21/2030(a)	976,401	978,427
Series 2021-52A, Class X, 5.45% (3 mo. Term SOFR + 1.16%), 01/22/2035(a)	552,632	552,628
MidOcean Credit CLO Ltd., Series 2016-6A, Class ARRR, 5.52% (3 mo. Term SOFR + 1.23%), 04/20/2033(a)	3,191,409	3,198,660

See accompanying notes which are an integral part of these financial statements.

75

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
MP CLO Ltd., Series 2013-1A, Class BR, 6.20% (3 mo. Term SOFR + 1.91%), 10/20/2030(a)	$1,750,000	$1,748,631
OCP CLO Ltd.
Series 2014-5A, Class A1R, 5.64% (3 mo. Term SOFR + 1.34%), 04/26/2031(a)	1,266,711	1,269,328
Series 2017-13A, Class X, 5.66% (3 mo. Term SOFR + 1.10%), 11/26/2037(a)	2,000,000	2,000,180
Octagon Investment Partners Ltd.
Series 2016-1A, Class XRR, 5.60% (3 mo. Term SOFR + 1.30%), 04/24/2037(a)	4,921,053	4,938,360
Series 2018-1A, Class A1A, 5.61% (3 mo. Term SOFR + 1.32%), 01/20/2031(a)	1,998,722	2,004,868
Octagon Loan Funding, Series 2014-1A, Class ARR, 5.93% (3 mo. Term SOFR + 1.44%), 11/18/2031(a)	4,815,017	4,825,379
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	6,281,842	6,293,727
Parliament Funding, Series 2020-1A, Class BR, 6.20% (3 mo. Term SOFR + 1.91%), 10/20/2031(a)	10,600,000	10,618,380
Regatta Funding Ltd., Series 2021-3A, Class X, 5.40% (3 mo. Term SOFR + 1.10%), 10/15/2037(a)	4,375,000	4,374,869
ROMARK CLO LLC, Series 2021-5A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 01/15/2035(a)	842,105	842,093
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2033(a)	4,231,194	4,237,701
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	1,611,927	1,612,487
Series 2019-2A, Class BRR, 6.00% (3 mo. Term SOFR + 1.70%), 10/17/2031(a)	1,500,000	1,497,700
TIAA CLO Ltd., Series 2017-2A, Class A, 5.72% (3 mo. Term SOFR + 1.41%), 01/16/2031(a)	4,007,052	4,013,587
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032(a)	2,996,419	3,002,696
Venture CDO Ltd., Series 2015-22A, Class AR, 5.64% (3 mo. Term SOFR + 1.34%), 01/15/2031(a)	4,316,137	4,321,921
Voya CLO Ltd., Series 2022-3A, Class X, 5.89% (3 mo. Term SOFR + 1.60%), 10/20/2036(a)	707,143	707,124
Wind River CLO Ltd., Series 2014-1A, Class BRR, 6.15% (3 mo. Term SOFR + 1.86%), 07/18/2031(a)	6,000,000	6,004,812
Woodmont Trust, Series 2019-6A, Class BR, 6.41% (3 mo. Term SOFR + 2.11%), 07/15/2031(a)	1,000,000	1,003,841
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $122,412,352)		122,367,733
CORPORATE OBLIGATIONS — 14.8%
Basic Materials — 0.4%
Cabot Corp., 3.40%, 09/15/2026	650,000	634,517
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	161,000	157,643

See accompanying notes which are an integral part of these financial statements.

76

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Basic Materials — (Continued)
Eastman Chemical Co., 3.80%, 03/15/2025	$58,000	$57,938
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025(a)	1,244,000	1,213,895
Methanex Corp., 5.13%, 10/15/2027	350,000	344,832
NOVA Chemicals Corp., 5.00%, 05/01/2025(a)	200,000	199,101
Nutrien Ltd., 3.00%, 04/01/2025	250,000	249,309
		2,857,235
Communications — 0.6%
Cox Communications, Inc., 3.85%, 02/01/2025(a)	690,000	690,000
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	450,000	446,248
Expedia Group, Inc., 6.25%, 05/01/2025(a)	1,284,000	1,284,112
Juniper Networks, Inc., 1.20%, 12/10/2025	789,000	765,457
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	444,295
Univision Communications, Inc., 6.63%, 06/01/2027(a)	400,000	400,430
		4,030,542
Consumer, Cyclical — 2.2%
AutoNation, Inc., 4.50%, 10/01/2025	1,600,000	1,595,730
AutoZone, Inc., 3.25%, 04/15/2025	600,000	598,463
Carnival Corp., 7.63%, 03/01/2026(a)	250,000	250,618
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)	1,170,000	1,174,777
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,300,000	1,299,299
2.90%, 02/16/2028	2,050,000	1,902,286
General Motors Financial Co., Inc., 2.90%, 02/26/2025	500,000	499,341
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)	1,240,000	1,231,643
Magna International, Inc., 5.98%, 03/21/2026	400,000	399,915
Mattel, Inc., 3.38%, 04/01/2026(a)	2,000,000	1,963,938
Meritage Homes Corp., 5.13%, 06/06/2027	1,500,000	1,501,569
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	80,000	80,341
PVH Corp., 4.63%, 07/10/2025	1,600,000	1,598,573
VF Corp., 2.40%, 04/23/2025	1,078,000	1,071,123
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(a)	300,000	298,811
Whirlpool Corp., 3.70%, 05/01/2025	800,000	798,299
		16,264,726
Consumer, Non-cyclical — 1.1%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	1,458,000	1,382,848
Block Financial LLC, 5.25%, 10/01/2025	1,400,000	1,402,998
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	125,000	123,035
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	300,000
Global Payments, Inc., 2.65%, 02/15/2025	1,000,000	998,718
HCA, Inc.
5.38%, 02/01/2025	436,000	436,000
5.25%, 04/15/2025	600,000	600,417

See accompanying notes which are an integral part of these financial statements.

77

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	$690,000	$690,000
Royalty Pharma PLC, 1.20%, 09/02/2025	1,655,000	1,620,705
The Campbell’s Co., 3.95%, 03/15/2025	500,000	499,485
		8,054,206
Energy — 2.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	31,000	31,020
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	300,000	300,406
Continental Resources, Inc., 2.27%, 11/15/2026(a)	2,003,000	1,908,955
DCP Midstream Operating LP, 5.38%, 07/15/2025	189,000	189,452
Enbridge, Inc., 2.50%, 02/14/2025	700,000	699,507
Energy Transfer LP, 2.90%, 05/15/2025	1,600,000	1,591,283
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,100,000	1,097,320
4.85%, 07/15/2026	600,000	598,143
EQT Corp., 3.90%, 10/01/2027	2,000,000	1,946,083
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(a)	511,000	541,458
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	305,580
Kinder Morgan, Inc., 4.30%, 06/01/2025	640,000	639,211
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,450,000	1,406,348
ONEOK, Inc., 4.55%, 07/15/2028	2,000,000	1,975,081
Ovintiv, Inc., 5.65%, 05/15/2025	1,100,000	1,102,217
Phillips 66 Co.
3.61%, 02/15/2025	980,000	979,453
3.85%, 04/09/2025	410,000	409,380
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	162,000	162,069
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(a)	100,000	99,623
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	500,000	503,525
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	302,101
Western Midstream Operating LP
3.10%, 02/01/2025	500,000	500,000
3.95%, 06/01/2025	580,000	578,052
		17,866,267
Financial — 4.3%
Aircastle Ltd.
5.25%, 08/11/2025(a)	1,450,000	1,451,794
2.85%, 01/26/2028(a)	550,000	513,533
American Tower Corp., 2.40%, 03/15/2025	935,000	932,466
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	600,000	596,117
Ares Capital Corp., 3.25%, 07/15/2025	1,600,000	1,589,321
Athene Global Funding, 5.62%, 05/08/2026(a)	1,300,000	1,312,666

See accompanying notes which are an integral part of these financial statements.

78

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(a)	$1,450,000	$1,448,927
6.38%, 05/04/2028(a)	2,000,000	2,062,189
Bank of America Corp., 3.95%, 04/21/2025	100,000	99,860
Capital One Financial Corp., 4.20%, 10/29/2025	1,460,000	1,452,969
Discover Bank, 3.45%, 07/27/2026	2,000,000	1,959,776
Fifth Third Bank, Inc., 3.85%, 03/15/2026	1,700,000	1,680,849
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	258,361
goeasy Ltd., 4.38%, 05/01/2026(a)	260,000	256,846
Goldman Sachs Group, Inc., 3.50%, 04/01/2025	100,000	99,829
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	2,000,000	1,939,736
Host Hotels & Resorts LP
4.00%, 06/15/2025	1,200,000	1,195,705
4.50%, 02/01/2026	450,000	447,860
Lloyds Banking Group PLC, 4.58%, 12/10/2025	2,000,000	1,994,711
LPL Holdings, Inc., 5.70%, 05/20/2027	2,000,000	2,028,240
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028(a)	2,000,000	2,097,430
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	250,000	249,960
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	250,000	249,849
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	385,166
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	300,000	299,877
Radian Group, Inc., 4.88%, 03/15/2027	2,000,000	1,989,361
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	291,591
Truist Bank, 3.63%, 09/16/2025	1,600,000	1,589,143
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	200,000	200,025
5.75%, 06/15/2027(a)	400,000	397,943
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	399,716
		31,471,816
Industrial — 2.7%
3M Co., 2.65%, 04/15/2025	400,000	398,413
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	480,000	478,601
Arrow Electronics, Inc., 4.00%, 04/01/2025	630,000	629,076
Berry Global, Inc., 1.57%, 01/15/2026	2,000,000	1,938,132
Boeing Co., 2.75%, 02/01/2026	2,000,000	1,958,973
Brambles USA, Inc., 4.13%, 10/23/2025(a)	1,600,000	1,590,824
Carrier Global Corp., 2.24%, 02/15/2025	1,105,000	1,103,633
CRH America, Inc., 3.88%, 05/18/2025(a)	200,000	199,371
Flex Ltd., 4.75%, 06/15/2025	1,600,000	1,599,765
GATX Corp.
3.25%, 03/30/2025	300,000	299,087
3.25%, 09/15/2026	1,298,000	1,265,727
Hexcel Corp., 4.20%, 02/15/2027	990,000	968,906
Molex Electronic Technologies LLC, 3.90%, 04/15/2025(a)	1,200,000	1,197,270
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	301,229

See accompanying notes which are an integral part of these financial statements.

79

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.95%, 03/10/2025(a)	$225,000	$224,834
5.75%, 05/24/2026(a)	440,000	444,616
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	1,451,000	1,438,405
Sealed Air Corp., 1.57%, 10/15/2026(a)	1,650,000	1,558,691
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	1,060,000	1,014,376
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	1,450,000	1,441,700
		20,051,629
Technology — 0.2%
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	500,000	488,032
Oracle Corp., 2.50%, 04/01/2025	621,000	618,970
		1,107,002
Utilities — 0.9%
AES Corp., 3.30%, 07/15/2025(a)	1,449,000	1,438,036
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	75,000	74,970
Edison International, 4.70%, 08/15/2025	1,450,000	1,444,719
National Fuel Gas Co., 5.50%, 10/01/2026	490,000	494,310
NRG Energy, Inc., 2.00%, 12/02/2025(a)	2,000,000	1,951,789
Vistra Operations Co. LLC, 5.13%, 05/13/2025(a)	1,450,000	1,451,620
		6,855,444
TOTAL CORPORATE OBLIGATIONS (Cost $108,423,704)		108,558,867
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.1%
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(b)	814,181	837,516
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(b)	963,242	923,836
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	200,000	207,345
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	2,375,000	2,384,614
BRAVO Residential Funding Trust
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(b)	1,873,584	1,822,587
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(b)	1,873,584	1,811,080
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(b)	936,792	904,496
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	1,500,000	1,503,753
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069(a)(b)	1,322,287	1,340,621
FIGRE Trust
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(c)	1,400,269	1,404,087
Series 2024-HE6, Class A, 5.72%, 12/25/2054(a)(c)	2,439,944	2,473,630
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.57%, 10/19/2037(a)	425,000	414,100

See accompanying notes which are an integral part of these financial statements.

80

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(c)	$1,162,100	$990,968
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067(a)(b)	373,730	374,525
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 08/25/2054(a)	1,232,571	1,238,212
Home RE Ltd., Series 2023-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 10/25/2033(a)	1,072,418	1,074,844
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.12% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	323,339	325,822
JP Morgan Wealth Management, Series 2020-ATR1, Class A4, 3.00%, 02/25/2050(a)(c)	52,346	52,097
MFRA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/2054(b)	975,113	981,036
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(a)(b)	2,245,105	2,275,481
Oaktown Re, Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	2,250,000	2,280,127
Onslow Bay Mortgage Loan Trust, Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(c)	354,598	358,431
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(b)	239,443	239,362
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054(a)(b)	1,791,383	1,818,467
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054(a)(b)	2,318,186	2,354,203
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(b)	1,920,717	1,938,336
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(b)	987,168	985,307
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058(a)(b)	251,340	250,944
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025(a)(b)	393,105	391,151
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067(a)(b)	915,792	919,998
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(b)	871,900	881,353
Series 2024-3, Class A1, 6.99%, 05/25/2029(a)(b)	1,744,455	1,760,713
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069(a)(b)	1,359,570	1,381,697
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(b)	212,810	209,217
Series 2024-RCF4, Class A1, 4.00%, 07/25/2054(a)(b)	735,994	706,916
Series 2024-RCF5, Class A1, 4.00%, 08/25/2054(a)(b)	1,746,925	1,699,361
Radnor RE Ltd., Series 2024-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/25/2034(a)	1,933,863	1,938,131
RCKT Mortgage Trust
Series 2024-CES1, Class M1, 6.57%, 02/25/2044(a)(c)	4,377,000	4,466,396
Series 2024-CES3, Class M1, 6.87%, 05/25/2044(a)(c)	4,090,000	4,208,970
Saluda Grade Mortgage Funding LLC, Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(b)	1,423,396	1,438,842
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(c)	337,720	340,156
SGR Residential Mortgage Trust, Series 2019-3, Class A1, 2.70%, 09/25/2059(a)(c)	111,269	110,798
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(c)	702,114	653,985

See accompanying notes which are an integral part of these financial statements.

81

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-SFR2, Class F, 7.27% (1 mo. Term SOFR + 2.96%), 01/17/2039(a)	$401,400	$388,333
Series 2022-SFR3, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	986,815	987,378
Towd Point Mortgage Trust
Series 2017-2, Class A2, 3.25%, 04/25/2057(a)(c)	45,916	45,840
Series 2017-5, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 02/25/2057(a)	1,669,560	1,695,737
Series 2019-HY3, Class A1A, 5.43% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	461,210	468,448
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	1,500,000	1,364,727
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(c)	181,008	166,044
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(b)	316,613	323,392
Series 2023-1, Class A2, 6.56%, 12/25/2067(a)(b)	449,480	452,618
Series 2023-2, Class A2, 6.60%, 03/25/2068(a)(b)	676,135	681,650
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)	3,882,145	3,946,228
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(b)	939,460	932,089
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(b)	990,551	991,044
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $66,551,800)		67,117,039
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 3.3%
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, 5.45% (30 day avg SOFR US + 1.10%), 02/25/2044(a)	1,523,159	1,526,731
Series 2024-R03, Class 2M1, 5.50% (30 day avg SOFR US + 1.15%), 03/25/2044(a)	1,512,334	1,516,251
Series 2024-R05, Class 2M1, 5.35% (30 day avg SOFR US + 1.00%), 07/25/2044(a)	2,192,772	2,196,200
Series 2024-R06, Class 1M1, 5.40% (30 day avg SOFR US + 1.05%), 09/25/2044(a)	1,938,226	1,945,500
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(c)	58,182	55,298
Series 2022-DNA3, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 04/25/2042(a)	225,940	228,909
Series 2022-DNA4, Class M1A, 6.55% (30 day avg SOFR US + 2.20%), 05/25/2042(a)	488,969	497,383
Series 2022-HQA2, Class M1A, 7.00% (30 day avg SOFR US + 2.65%), 07/25/2042(a)	2,813,305	2,891,642
Series 2023-DNA1, Class M1A, 6.45% (30 day avg SOFR US + 2.10%), 03/25/2043(a)	1,418,619	1,442,586
Series 2023-HQA2, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	1,076,842	1,086,274

See accompanying notes which are an integral part of these financial statements.

82

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — (Continued)
Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044(a)	$1,223,306	$1,230,204
Series 2024-DNA2, Class A1, 5.60% (30 day avg SOFR US + 1.25%), 05/25/2044(a)	814,838	820,766
Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044(a)	2,109,518	2,119,829
Series 2025-DNA1, Class A1, 5.34% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	1,000,000	1,002,032
Series K047, Class A2, 3.33%, 05/25/2025(c)	5,470,134	5,449,348
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $23,966,745)		24,008,953
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
ACREC Trust, Series 2021-FL1, Class AS, 5.92% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	700,000	702,130
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.01% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	2,000,162
KREF, Series 2021-FL2, Class A, 5.49% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	1,009,350	1,012,943
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class C, 6.12% (1 mo. Term SOFR + 1.81%), 07/15/2036(a)	1,000,000	999,889
Series 2021-FL7, Class AS, 5.86% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	3,000,000	2,976,762
Rialto Real Estate Fund LP, Series 2022-FL8, Class A, 6.56% (1 mo. Term SOFR + 2.25%), 01/19/2037(a)	2,000,000	2,003,016
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.45% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	500,000	503,541
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,108,664)		10,198,443
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.0%(e)
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.00%, 02/25/2031	77,949	77,343
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $76,573)		77,343

See accompanying notes which are an integral part of these financial statements.

83

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
First American Government Obligations Fund - Class U, 4.34%(f)	21,512,114	$21,512,114
TOTAL SHORT-TERM INVESTMENTS (Cost $21,512,114)		21,512,114
TOTAL INVESTMENTS — 100.3% (Cost $733,764,063)		735,946,514
Liabilities in Excess of Other Assets — (0.3%)		(2,454,303)
TOTAL NET ASSETS - 100.0%		$733,492,211

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $488,392,781 or 66.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of January 31, 2025, the value of these securities total $2,328,726 or 0.3% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

84

Angel Oak Income ETF
Schedule of Investments
January 31, 2025

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 41.3%
A&D Mortgage LLC, Series 2024-NQM6, Class B2, 7.31%, 01/25/2070(a)(b)	$1,250,000	$1,157,753
ATLX Trust
Series 2024-RPL1, Class A2, 4.28%, 04/25/2064(a)(b)	1,500,000	1,395,353
Series 2024-RPL1, Class M1, 4.28%, 04/25/2064(a)(b)	5,000,000	4,536,695
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	200,000	216,347
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	1,000,000	1,036,725
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	900,000	947,589
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(a)(b)	188,609	180,936
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(c)	468,396	452,770
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	936,792	904,496
BX Trust, Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(b)(d)	750,000	738,237
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(c)	1,000,000	918,381
Chase Mortgage Finance Corp.
Series 2024-11, Class A2, 6.00%, 11/25/2055(a)(b)	1,971,040	1,983,215
Series 2024-4, Class B4, 6.19%, 03/25/2055(a)(b)	2,036,475	1,874,546
Series 2024-5, Class B4, 6.29%, 04/25/2055(a)(b)	1,899,204	1,753,975
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	250,561
COLT Funding LLC
Series 2021-5, Class B1, 4.21%, 11/26/2066(a)(b)	2,000,000	1,649,186
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,725,768
Series 2022-4, Class A2, 4.50%, 03/25/2067(a)(b)	538,867	512,921
Series 2022-4, Class B1, 4.69%, 03/25/2067(a)(b)	2,000,000	1,792,996
Series 2022-5, Class B1, 4.77%, 03/25/2067(a)(b)	1,250,000	1,115,796
Series 2022-7, Class B1, 6.30%, 04/25/2067(a)(b)	3,916,000	3,857,452
Series 2023-3, Class B1, 7.87%, 09/25/2068(a)(b)	2,500,000	2,517,913
Series 2024-INV3, Class B2, 7.90%, 09/25/2069(a)(b)	1,420,000	1,382,570
CoreVest American Finance Lender LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/2031(a)(c)	150,000	152,173
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	155,593	130,065
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(c)	207,928	203,376
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066(a)(b)	400,000	294,476
Series 2022-1, Class B1, 4.28%, 01/25/2067(a)(b)	500,000	394,035
Series 2022-3, Class A3, 5.30%, 07/25/2067(a)(b)	265,603	264,789
Eagle Re Ltd., Series 2023-1, Class M2, 9.55% (30 day avg SOFR US + 5.20%), 09/26/2033(a)	750,000	798,807

See accompanying notes which are an integral part of these financial statements.

85

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
EFMT
Series 2024-CES1, Class B1, 7.04%, 01/26/2060(a)(b)	$1,000,000	$1,000,781
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(b)	1,000,000	1,000,920
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	315,000	214,426
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	700,000	464,552
Series 2022-4, Class A3, 5.90%, 09/25/2067(a)(c)	314,673	319,318
Series 2024-NQM1, Class B1A, 7.17%, 11/25/2069(a)(b)	1,000,000	1,020,781
Series 2024-NQM1, Class B3, 7.66%, 11/25/2069(a)(b)	400,000	368,296
Series 2025-NQM1, Class B1B, 7.46%, 01/25/2070(a)(b)	2,000,000	1,976,644
Series 2025-NQM1, Class B2, 7.46%, 01/25/2070(a)(b)	1,804,000	1,733,079
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	825,565	839,270
Series 2024-HE4, Class C, 5.30%, 09/25/2054(a)(b)	1,007,260	998,870
GCAT Trust, Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(b)	206,389	177,026
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	832,838	668,089
Series 2024-PJ7, Class B4, 6.71%, 11/25/2054(a)(b)	1,529,000	1,348,884
Series 2024-PJ8, Class B5, 6.92%, 02/25/2055(a)(b)	1,262,000	1,121,862
Series 2024-PJ8, Class B6, 6.92%, 02/25/2055(a)(b)	1,734,641	1,250,024
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(b)	1,500,000	1,286,615
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	998,290	960,731
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.41%, 06/25/2029(a)(b)	21,186	20,197
Series 2019-INV3, Class B5, 4.36%, 05/25/2050(a)(b)	1,658,630	1,434,264
Series 2020-2, Class B4, 3.82%, 07/25/2050(a)(b)	339,911	293,974
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	337,900	292,262
Series 2020-4, Class B2, 3.64%, 11/25/2050(a)(b)	1,167,432	1,003,093
Series 2023-6, Class B4, 6.20%, 12/26/2053(a)(b)	522,240	463,581
Series 2023-7, Class B4, 6.25%, 02/25/2054(a)(b)	1,035,500	901,127
Series 2024-1, Class B6, 5.98%, 06/25/2054(a)(b)	2,285,608	1,599,976
Series 2024-10, Class B2, 7.00%, 03/25/2055(a)(b)	1,993,971	2,012,670
Series 2024-10, Class B4, 7.00%, 03/25/2055(a)(b)	3,543,286	3,385,340
Series 2024-10, Class B5, 7.00%, 03/25/2055(a)(b)	1,421,000	1,206,855
Series 2024-12, Class A2, 6.00%, 06/25/2055(a)(b)	1,977,581	1,998,308
Series 2024-8, Class B3, 7.04%, 01/25/2055(a)(b)	4,791,926	4,774,823
Series 2024-9, Class B5, 7.02%, 02/25/2055(a)(b)	1,339,000	1,155,669
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055(a)(b)	2,451,558	2,405,781
L Street Securities, Series 2015-WF1, Class 1M2, 9.72% (30 day avg SOFR US + 5.36%), 11/25/2025(a)	28,696	29,156
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061(a)(c)	981,404	986,087
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	418,477	348,906
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064(a)(b)	391,811	336,611

See accompanying notes which are an integral part of these financial statements.

86

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.57%, 09/25/2053(a)(b)	$1,198,000	$1,080,643
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 6.41%, 06/25/2057(a)(b)	270,455	265,572
Series 2019-2A, Class B6, 4.77%, 12/25/2057(a)(b)	1,427,263	1,086,404
Oaktown Re
Series 2021-2, Class B1, 8.75% (30 day avg SOFR US + 4.40%), 04/25/2034(a)	500,000	515,801
Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	2,000,000	2,026,780
Onslow Bay Mortgage Loan Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(a)(b)	78,848	77,945
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,572,511	1,277,856
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	354,598	358,431
PMT Loan Trust, Series 2024-INV2, Class A1, 6.00%, 12/25/2059(a)(b)	744,997	753,583
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051(a)(c)	59,044	59,313
Series 2021-RN1, Class A1, 4.99%, 02/25/2061(a)(c)	798,142	797,872
Series 2022-NPL1, Class A1, 5.98%, 01/25/2052(a)(c)	326,018	328,066
Series 2024-NPL3, Class A2, 10.04%, 04/27/2054(a)(c)	1,000,000	1,019,473
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(c)	960,359	969,168
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054(a)(c)	960,986	962,551
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054(a)(c)	976,637	981,683
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	1,500,000	1,358,722
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038(a)	235,000	232,725
Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	200,000	189,937
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/2054(a)(b)	1,461,066	1,426,563
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025(a)(c)	393,105	391,151
Series 2021-9, Class A1, 5.36%, 10/25/2026(a)(c)	985,979	989,294
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067(a)(b)	1,500,000	1,448,434
Series 2024-1, Class A1, 6.96%, 02/25/2029(a)(c)	444,956	449,343
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	871,900	881,353
Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(c)	1,500,000	1,518,151
Series 2024-3, Class A2, 9.56%, 05/25/2029(a)(c)	1,000,000	1,004,909
Series 2024-5, Class A1, 5.69%, 09/25/2029(a)(c)	468,544	468,431
Series 2024-7, Class A1, 5.87%, 11/25/2029(a)(c)	946,545	957,806
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(a)(c)	250,000	215,863
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054(a)(c)	250,000	202,697
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(a)(c)	2,000,000	1,813,586
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	1,850,000	1,682,094
Radnor RE Ltd.
Series 2021-1, Class M2, 7.50% (30 day avg SOFR US + 3.15%), 12/27/2033(a)	1,000,000	1,018,052

See accompanying notes which are an integral part of these financial statements.

87

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	$500,000	$507,059
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,000,000	1,033,791
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	320,819
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	2,573,541	2,212,018
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(b)	906,831	690,536
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	700,000	626,894
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	175,541	166,009
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(b)	763,809	780,829
Series 2023-FIG3, Class B, 7.71%, 08/25/2053(a)	763,809	791,014
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	1,612,749	1,647,562
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(c)	3,795,721	3,836,913
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(a)(c)	500,000	505,257
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048(a)(b)	172,387	151,038
Series 2023-2, Class B4, 5.02%, 03/25/2053(a)(b)	1,412,289	1,220,057
Series 2023-4, Class B4, 6.17%, 11/25/2053(a)(b)	1,449,662	1,279,883
Series 2024-2, Class B4, 6.33%, 03/25/2054(a)(b)	1,445,381	1,326,027
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,526,049	1,261,540
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(b)	358,745	295,167
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	579,014	480,859
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049(a)(b)	500,000	452,737
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	600,000	495,487
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)	1,000,000	753,106
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	979,099	894,466
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.37%, 10/25/2057(a)(b)	3,000,000	1,934,805
Series 2018-5, Class B3, 3.49%, 07/25/2058(a)(b)	2,000,000	1,325,892
Series 2019-1, Class B2, 3.77%, 03/25/2058(a)(b)	2,000,000	1,536,374
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	2,000,000	1,819,636
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	200,000	191,665
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(a)(c)	500,000	503,967
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066(a)(b)	926,000	692,438
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	622,912	512,500
Series 2021-6, Class M1, 2.94%, 10/25/2066(a)(b)	290,000	204,548
Series 2021-7, Class B1, 4.14%, 10/25/2066(a)(b)	400,000	303,044
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	2,172,096	1,992,531

See accompanying notes which are an integral part of these financial statements.

88

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-7, Class B1, 5.32%, 07/25/2067(a)(b)	$1,100,000	$1,068,401
Series 2022-7, Class B2, 5.32%, 07/25/2067(a)(b)	1,325,000	1,298,069
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(c)	316,613	323,392
Series 2022-INV1, Class B1, 5.81%, 08/25/2067(a)(b)	1,500,000	1,483,605
Series 2022-INV1, Class B2, 5.81%, 08/25/2067(a)(b)	2,730,000	2,722,282
Series 2023-1, Class A2, 6.56%, 12/25/2067(a)(c)	449,480	452,618
Series 2023-8, Class M1, 7.45%, 12/25/2068(a)(b)	850,000	871,041
Series 2023-INV1, Class A2, 6.56%, 02/25/2068(a)(c)	501,818	503,146
Series 2023-INV1, Class M1, 7.52%, 02/25/2068(a)(b)	126,000	126,236
Vista Point Securitization Trust
Series 2024-CES1, Class B1, 8.87%, 05/25/2054(a)(b)	1,250,000	1,279,071
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(b)	1,000,000	1,012,143
Series 2024-CES2, Class A3, 5.91%, 10/25/2054(a)(c)	500,000	490,868
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(b)	1,000,000	1,013,294
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(a)(b)	1,250,000	1,238,929
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $152,302,951)		151,978,565
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 21.0%
Federal Home Loan Mortgage Corp.
Pool QG4323, 6.00%, 06/01/2053	1,315,284	1,328,737
Pool QI2043, 6.00%, 03/01/2054	991,370	1,002,439
Pool QI4343, 4.50%, 04/01/2054	2,940,480	2,770,235
Pool QJ0865, 5.50%, 08/01/2054	1,051,521	1,038,739
Pool QJ6384, 5.50%, 10/01/2054	5,132,397	5,070,013
Pool QJ6482, 5.00%, 10/01/2054	498,150	480,887
Pool QJ7063, 5.50%, 10/01/2054	2,492,351	2,469,845
Pool QJ7675, 6.00%, 11/01/2054	2,989,019	3,013,986
Pool QJ7677, 5.50%, 11/01/2054	2,491,974	2,466,357
Pool QX0791, 5.50%, 12/01/2054	2,212,936	2,195,029
Pool QX1669, 5.00%, 12/01/2054	998,295	973,995
Pool RA7673, 4.50%, 07/01/2052	863,117	812,066
Pool RJ1366, 5.00%, 04/01/2054	968,954	935,072
Pool RJ1430, 6.00%, 05/01/2054	902,342	909,315
Pool SD2500, 5.00%, 03/01/2053	1,352,755	1,305,454
Pool SD5143, 6.00%, 04/01/2054	916,722	925,526
Pool SD5709, 6.00%, 07/01/2054	938,424	950,662
Pool SD6195, 5.00%, 10/01/2053	925,939	898,191
Pool SD6443, 6.00%, 10/01/2053	9,383,256	9,446,977
Pool SD6591, 5.00%, 10/01/2054	2,407,663	2,323,475
Pool SD7029, 5.00%, 12/01/2054	2,983,207	2,908,725
Pool SD8383, 5.50%, 12/01/2053	910,583	898,946
Federal National Mortgage Association
Pool BW5186, 5.00%, 11/01/2052	885,862	855,994
Pool CB7906, 6.00%, 11/01/2053	1,046,506	1,055,247
Pool DB3770, 5.50%, 05/01/2054	982,245	970,306

See accompanying notes which are an integral part of these financial statements.

89

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool DB4019, 6.00%, 05/01/2054	$1,300,020	$1,314,942
Pool DC1302, 5.00%, 08/01/2054	993,159	964,949
Pool DC3426, 5.00%, 09/01/2054	994,330	961,426
Pool FA0161, 5.50%, 12/01/2054	997,569	986,691
Pool FS7280, 5.00%, 03/01/2053	914,511	884,819
Pool FS7798, 6.00%, 06/01/2054	954,208	963,967
Pool FS8870, 5.00%, 09/01/2053	2,873,916	2,785,997
Pool FS9409, 5.50%, 10/01/2054	5,812,756	5,760,267
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	844,149	819,281
Pool MA8570, 5.50%, 01/20/2053	5,270,459	5,229,455
Pool MA8725, 5.00%, 03/20/2053	433,589	420,816
Pool MA8727, 6.00%, 03/20/2053	669,343	674,594
Pool MA8948, 5.50%, 06/20/2053	776,260	770,221
Pool MA9017, 5.50%, 07/20/2053	1,280,532	1,270,569
Pool MA9018, 6.00%, 07/20/2053	739,022	744,819
Pool MA9106, 5.50%, 08/20/2053	2,971,158	2,948,042
Pool MA9171, 5.50%, 09/20/2053	1,016,318	1,008,411
Pool MA9305, 5.50%, 11/20/2053	653,871	648,784
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $77,971,789)		77,164,268
ASSET-BACKED SECURITIES — 18.1%
Automobile — 7.2%
Avis Budget Car Rental LLC, Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	1,000,000	952,500
Carvana Auto Receivables Trust
Series 2021-N3, Class E, 3.16%, 06/12/2028(a)	176,100	168,386
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	1,308,059	1,269,653
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	1,000,000	1,059,332
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	1,000,000	1,071,024
Series 2024-N2, Class D, 6.44%, 09/10/2030(a)	1,500,000	1,524,137
Series 2024-P2, Class D, 6.10%, 06/10/2031	375,000	378,086
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	493,272
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	1,000,000	1,118,045
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	1,000,000	1,028,384
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	500,000	509,331
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	300,000	291,039
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	1,000,000	1,062,102
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	200,000	216,967
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	400,000	409,194
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	354,000	357,997

See accompanying notes which are an integral part of these financial statements.

90

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	$500,000	$512,637
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	414,000	414,266
FHF Trust
Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	700,000	715,556
Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,000,000	993,171
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.41%, 02/15/2030(a)	670,000	685,499
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	1,000,000	1,109,290
Series 2024-1A, Class E, 7.94%, 10/15/2030(a)	200,000	205,668
Hertz Corp., Series 2021-2A, Class D, 4.34%, 12/27/2027(a)	1,000,000	945,931
Hertz Global Holdings, Inc.
Series 2022-2A, Class D, 5.16%, 06/26/2028(a)	1,000,000	945,695
Series 2022-4A, Class D, 6.56%, 09/25/2026(a)	200,000	198,541
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 9.62% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	367,220	378,123
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.06% (30 day avg SOFR US + 2.65%), 11/15/2027(a)	500,000	503,563
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/2031(a)	1,129,000	1,162,713
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028(a)	250,000	256,159
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	586,448	590,896
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028(a)	25,000	25,321
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	300,000	305,845
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(a)	300,000	305,270
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	500,000	506,816
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031(a)	1,000,000	1,002,616
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	195,843	196,575
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	418,886	419,724
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028(a)	200,000	210,450
Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	800,000	845,327
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 04/15/2025(a)	36,207	35,997
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	680,000	705,493
Series 2024-1, Class D, 9.87%, 05/15/2031(a)	500,000	529,444
		26,616,035

See accompanying notes which are an integral part of these financial statements.

91

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — 9.9%
ACHV ABS Trust
Series 2024-2PL, Class D, 6.40%, 10/27/2031(a)	$600,000	$603,734
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	1,500,000	1,521,933
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029(a)	1,000,000	1,023,793
Series 2024-A, Class D, 6.89%, 02/15/2029(a)	200,000	202,394
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	200,000	204,955
Series 2024-B, Class E, 7.35%, 09/15/2029(a)	1,000,000	1,005,159
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(a)	180,000	155,579
Bankers Healthcare Group, Inc.
Series 2024-1CON, Class C, 6.86%, 04/17/2035(a)	800,000	809,077
Series 2024-1CON, Class D, 8.00%, 04/17/2035(a)	200,000	201,598
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(c)	977,822	990,781
Foundation Finance Trust, Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	83,947	80,828
GreenSky Home Improvement Trust
Series 2024-1, Class D, 7.33%, 06/25/2059(a)	800,000	829,480
Series 2024-1, Class E, 9.00%, 06/25/2059(a)	500,000	512,243
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(a)	326,083	314,560
Series 2022-B, Class C, 8.45%, 10/15/2029(a)	100,000	29,344
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032(a)	1,886,000	1,908,385
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	3,000,000	3,026,676
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	2,500,000	2,538,147
Series 2023-4A, Class B, 8.15%, 12/15/2033(a)	1,000,000	1,041,431
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	100,000	100,173
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	100,000	98,438
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031(a)	1,168,745	1,149,043
Series 2022-3, Class C, 10.15%, 01/08/2030(a)	116,003	116,755
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	12,151	11,004
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	194,071	189,331
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	499,970	492,521
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	729,482	757,409
Series 2023-8, Class D, 9.00%, 06/16/2031(a)	409,064	409,076
Series 2024-1, Class D, 9.00%, 07/15/2031(a)	299,424	302,988
Series 2024-11, Class E, 10.33%, 07/15/2032(a)	500,000	502,709
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	1,072,573	1,088,519
Series 2024-2, Class D, 9.00%, 08/15/2031(a)	503,108	508,661
Series 2024-3, Class D, 9.00%, 10/15/2031(a)	397,144	401,702
Series 2024-5, Class D, 12.97%, 10/15/2031(a)	499,909	528,537
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	499,891	519,195

See accompanying notes which are an integral part of these financial statements.

92

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-9, Class E, 10.11%, 03/15/2032(a)	$599,908	$610,954
Series 2025-1, Class D, 6.28%, 07/15/2032(a)	1,000,000	1,004,596
Series 2025-1, Class E, 10.08%, 07/15/2032(a)	500,000	501,363
Pagaya AI Debt Trust, Series 2024-4, Class C, 7.24%, 08/15/2031(a)	1,551,485	1,590,452
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	300,000	309,816
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	2,200,000	2,242,458
Series 2023-1A, Class D, 11.24%, 07/16/2029(a)	150,000	155,199
Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	500,000	528,066
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	200,000	202,731
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	204,263
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030(a)	89,244	90,096
Series 2024-2A, Class D, 8.83%, 07/15/2031(a)	600,000	636,694
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031(a)	200,000	193,345
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	400,000	409,454
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	250,000	251,717
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	300,000	309,842
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	244,336	241,448
Series 2021-5, Class C, 4.15%, 11/20/2031(a)	1,000,000	975,631
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	300,000	305,477
Series 2023-3, Class B, 8.25%, 10/20/2033(a)	1,500,000	1,575,270
		36,515,030
Credit Card — 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	498,581
Equipment — 0.8%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	200,000	202,053
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	600,000	621,833
Series 2024-RVM1, Class D, 6.30%, 01/22/2046(a)	1,500,000	1,503,981
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	500,000	503,014
		2,830,881
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	159,160	143,497
Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	100,000	81,229
		224,726
TOTAL ASSET-BACKED SECURITIES (Cost $65,873,855)		66,685,253

See accompanying notes which are an integral part of these financial statements.

93

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 11.3%
Anchorage Credit Funding Ltd., Series 2019-9A, Class BR, 3.05%, 10/25/2037(a)	$1,000,000	$929,526
Apidos CLO Ltd.
Series 2018-29A, Class A2, 6.11% (3 mo. Term SOFR + 1.81%), 07/25/2030(a)	1,500,000	1,502,398
Series 2022-42A, Class C, 8.19% (3 mo. Term SOFR + 3.90%), 01/20/2036(a)	775,000	788,679
Series 2023-46A, Class E, 12.25% (3 mo. Term SOFR + 7.95%), 10/24/2036(a)	1,000,000	1,029,615
AREIT 2024-CRE9 Ltd., Series 2024-CRE9, Class AS, 6.54% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	800,000	799,794
Bain Capital Credit CLO Ltd., Series 2023-4A, Class A2, 6.44% (3 mo. Term SOFR + 2.15%), 10/21/2036(a)	1,100,000	1,103,861
Benefit Street Partners CLO Ltd., Series 2015-8A, Class CR, 7.30% (3 mo. Term SOFR + 3.01%), 01/20/2031(a)	1,550,000	1,553,684
Bryant Park Funding Ltd., Series 2023-19A, Class C1, 10.32% (3 mo. Term SOFR + 6.02%), 04/15/2036(a)	1,500,000	1,511,351
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.46% (3 mo. Term SOFR + 8.17%), 07/20/2036(a)	1,000,000	1,023,736
Cerberus Loan Funding LP, Series 2023-1A, Class C, 8.70% (3 mo. Term SOFR + 4.40%), 03/22/2035(a)	1,500,000	1,507,813
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 11.79% (3 mo. Term SOFR + 7.50%), 04/14/2035(a)	1,000,000	1,006,987
Highbridge Loan Management Ltd., Series 2023-17A, Class E, 12.24% (3 mo. Term SOFR + 7.95%), 04/23/2036(a)	1,425,000	1,438,124
KKR CLO Trust, Series 2023-52A, Class E, 13.12% (3 mo. Term SOFR + 8.81%), 07/16/2036(a)	2,500,000	2,575,497
Madison Park Funding Ltd., Series 2020-46A, Class B1R, 6.21% (3 mo. Term SOFR + 1.91%), 10/15/2034(a)	1,550,000	1,554,100
Myers Park CLO Ltd., Series 2018-1A, Class B1, 6.15% (3 mo. Term SOFR + 1.86%), 10/20/2030(a)	1,365,000	1,367,577
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.06% (3 mo. Term SOFR + 1.70%), 06/15/2031(a)	3,000,000	3,007,032
Oaktree CLO Ltd.
Series 2020-1A, Class DR, 7.71% (3 mo. Term SOFR + 3.41%), 07/15/2034(a)	1,000,000	1,003,948
Series 2023-2A, Class D, 9.74% (3 mo. Term SOFR + 5.45%), 07/20/2036(a)	1,000,000	1,021,608
OCP CLO Ltd., Series 2023-28A, Class E, 12.71% (3 mo. Term SOFR + 8.40%), 07/16/2036(a)	1,000,000	1,025,122
OFSI Fund Ltd., Series 2023-12A, Class D1, 10.24% (3 mo. Term SOFR + 5.95%), 01/20/2035(a)	500,000	500,000
OZLM Ltd., Series 2018-18A, Class B, 6.11% (3 mo. Term SOFR + 1.81%), 04/15/2031(a)	948,000	948,865
Park Blue CLO Ltd., Series 2023-3A, Class E, 12.09% (3 mo. Term SOFR + 7.80%), 04/20/2036(a)	1,000,000	1,008,655

See accompanying notes which are an integral part of these financial statements.

94

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 10.12% (3 mo. Term SOFR + 5.83%), 04/20/2036(e)	$1,000,000	$1,000,000
Series 2023-14A, Class E, 12.87% (3 mo. Term SOFR + 8.58%), 04/20/2036(a)	400,000	404,338
Rad CLO Ltd., Series 2023-21A, Class B, 6.45% (3 mo. Term SOFR + 2.15%), 01/25/2033(a)	2,000,000	2,000,000
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.61% (3 mo. Term SOFR + 5.32%), 01/20/2036(a)	1,000,000	1,018,472
Shackleton CLO Ltd., Series 2014-5RA, Class B, 6.48% (3 mo. Term SOFR + 1.96%), 05/07/2031(a)	2,050,000	2,055,111
Silver Point Scf Clo Ltd., Series 2023-1A, Class B, 8.05% (3 mo. Term SOFR + 3.75%), 07/15/2034(a)	3,000,000	3,007,305
Symphony CLO Ltd., Series 2022-34A, Class ER, 12.45% (3 mo. Term SOFR + 8.15%), 07/24/2036(a)	1,250,000	1,278,321
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.14% (3 mo. Term SOFR + 2.85%), 07/20/2032(a)	2,500,000	2,514,633
Voya CLO Ltd., Series 2018-1A, Class C, 7.15% (3 mo. Term SOFR + 2.86%), 04/19/2031(a)	250,000	250,762
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $41,933,825)		41,736,914
CORPORATE OBLIGATIONS — 3.9%
Basic Materials — 0.2%
Barrick International Barbados Corp., 6.35%, 10/15/2036(a)	100,000	105,919
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)	100,000	99,675
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	100,000	103,192
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	100,000	99,021
Mercer International, Inc., 5.13%, 02/01/2029	100,000	88,791
Methanex Corp., 5.25%, 12/15/2029	100,000	97,447
Mosaic Co., 5.63%, 11/15/2043	100,000	95,243
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	100,000	106,346
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	100,000	102,523
		898,157
Communications — 0.2%
AT&T, Inc., 4.90%, 08/15/2037	100,000	94,236
Cars.com, Inc., 6.38%, 11/01/2028(a)	100,000	100,230
Comcast Corp., 6.50%, 11/15/2035	100,000	108,346
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	100,000	99,166
Gray Media, Inc., 5.38%, 11/15/2031(a)	200,000	119,469
Univision Communications, Inc., 6.63%, 06/01/2027(a)	100,000	100,108
		621,555

See accompanying notes which are an integral part of these financial statements.

95

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 0.4%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	$100,000	$91,899
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	98,796
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	100,000	94,502
6.50%, 02/15/2032(a)	100,000	101,439
Carnival Corp., 6.00%, 05/01/2029(a)	100,000	100,272
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	98,024
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	101,209
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	105,126
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	100,000	92,928
NCL Corp. Ltd., 6.25%, 03/01/2030(a)	100,000	100,659
Phinia, Inc., 6.75%, 04/15/2029(a)	100,000	102,904
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	50,000	50,522
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	50,000	47,951
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	100,000	107,168
		1,293,399
Consumer, Non-cyclical — 0.7%
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	200,000	202,314
B&G Foods, Inc., 8.00%, 09/15/2028(a)	200,000	207,480
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	89,895
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,082
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	100,000	87,395
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	94,047
DaVita, Inc., 6.88%, 09/01/2032(a)	100,000	101,726
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	100,000	106,717
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	100,000	104,310
HCA, Inc., 5.45%, 09/15/2034	100,000	97,873
J M Smucker Co., 6.20%, 11/15/2033	100,000	105,292
JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	99,137
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	100,000	99,889
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,392
Medline Borrower LP, 5.25%, 10/01/2029(a)	100,000	97,297
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	100,000	99,362
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	100,000	98,568
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	99,249
Post Holdings, Inc., 6.38%, 03/01/2033(a)	100,000	98,770
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	100,000	100,049
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	72,914
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	100,000	93,320
US Foods, Inc., 7.25%, 01/15/2032(a)	100,000	103,934
VT Topco, Inc., 8.50%, 08/15/2030(a)	100,000	106,055
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	100,000	85,709
		2,648,776

See accompanying notes which are an integral part of these financial statements.

96

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	$200,000	$204,648
Energy — 0.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	100,000	105,841
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	50,000	51,124
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027(a)	36,000	36,023
6.63%, 09/01/2032(a)	100,000	101,438
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(a)	100,000	97,454
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	100,699
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	50,000	47,367
Continental Resources, Inc., 5.75%, 01/15/2031(a)	100,000	100,075
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028(a)	100,000	102,854
8.75%, 05/01/2031(a)	100,000	106,422
Energy Transfer LP, 7.38%, 02/01/2031(a)	100,000	104,866
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	50,000	51,229
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	40,000	42,907
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	97,356
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	100,000	99,852
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	200,000	195,200
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	100,000	98,672
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	100,000	89,487
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	100,000	92,318
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	100,000	105,323
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	108,000	111,336
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	100,000	98,998
		2,036,841
Financial — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	150,000	139,577
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)	150,000	148,954
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	98,548
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029(a)	100,000	101,095
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	100,000	82,184
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	100,000	100,723
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	101,974
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	100,000	101,357

See accompanying notes which are an integral part of these financial statements.

97

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	$100,000	$104,463
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	100,000	103,344
6.88%, 04/15/2029(a)	100,000	102,340
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	100,000	102,865
goeasy Ltd., 7.63%, 07/01/2029(a)	100,000	103,514
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	100,000	86,762
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030(a)	100,000	88,574
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032(a)	100,000	99,609
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	50,000	53,491
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	100,000	106,009
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	100,000	94,778
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	100,000	96,072
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	100,000	105,596
6.50%, 03/26/2031(a)	100,000	103,689
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	100,000	100,850
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	101,476
OneMain Finance Corp., 5.38%, 11/15/2029	100,000	97,184
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	150,000	153,866
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	125,000	120,028
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(a)	100,000	98,238
PRA Group, Inc., 5.00%, 10/01/2029(a)	100,000	92,631
Radian Group, Inc., 6.20%, 05/15/2029	100,000	102,639
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	100,000	100,821
Starwood Property Trust, Inc., 6.00%, 04/15/2030(a)	100,000	98,630
StoneX Group, Inc., 7.88%, 03/01/2031(a)	100,000	105,389
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	200,000	202,521
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	100,000	97,021
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	100,000	100,234
		3,797,046
Industrial — 0.5%
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	100,087
Builders FirstSource, Inc., 6.38%, 03/01/2034(a)	100,000	100,751
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	81,331
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(a)	100,000	99,916
Coherent Corp., 5.00%, 12/15/2029(a)	100,000	96,367
CSX Corp., 6.15%, 05/01/2037	100,000	106,570

See accompanying notes which are an integral part of these financial statements.

98

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030(a)	$100,000	$104,446
5.88%, 04/15/2033(a)	100,000	95,804
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	100,000	100,395
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	100,000	92,969
Knife River Corp., 7.75%, 05/01/2031(a)	100,000	104,630
MasTec, Inc., 4.50%, 08/15/2028(a)	100,000	97,293
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	50,000	48,800
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	100,000	100,000
Reworld Holding Corp., 4.88%, 12/01/2029(a)	200,000	186,492
Sealed Air Corp., 6.50%, 07/15/2032(a)	50,000	50,839
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	200,000	198,526
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031(a)	50,000	53,969
XPO, Inc., 7.13%, 06/01/2031(a)	100,000	103,470
		1,922,655
Technology — 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,164
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	97,203
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	100,000	102,378
		298,745
Utilities — 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034(a)	100,000	98,750
Pike Corp., 8.63%, 01/31/2031(a)	50,000	53,380
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	50,000	52,830
6.88%, 04/15/2032(a)	100,000	103,061
6.00%, 04/15/2034(a)	100,000	101,015
		409,036
TOTAL CORPORATE OBLIGATIONS (Cost $13,924,579)		14,130,858
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 7.20% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	500,000	505,300
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029(a)	250,000	254,249
Series 2024-BILT, Class E, 7.49%, 06/11/2029(a)	200,000	204,097
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.31% (1 mo. Term SOFR + 2.00%), 05/15/2039(a)	600,000	600,767
Series 2024-NASH, Class C, 7.81% (1 mo. Term SOFR + 3.50%), 05/15/2039(a)	200,000	200,505
Series 2024-NASH, Class D, 9.16% (1 mo. Term SOFR + 4.85%), 05/15/2039(a)	100,000	100,252

See accompanying notes which are an integral part of these financial statements.

99

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
BX Trust
Series 2024-AIRC, Class C, 6.90% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)	$300,000	$301,811
Series 2024-BIO, Class C, 6.95% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	200,000	198,517
Series 2024-BIO, Class D, 7.95% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	200,000	198,480
Series 2024-KING, Class D, 6.80% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	493,503	496,519
Series 2024-PALM, Class D, 6.95% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	259,615	259,670
Series 2024-VLT4, Class E, 7.20% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	200,000	200,711
Series 2024-VLT4, Class F, 8.24% (1 mo. Term SOFR + 3.94%), 07/15/2029(a)	500,000	501,020
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.20% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	1,500,000	1,500,279
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.93%, 07/15/2035(a)(b)	300,000	298,868
Series 2024-1CHI, Class E, 7.83%, 07/15/2035(a)(b)	200,000	199,199
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	400,000	404,377
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(b)	500,000	504,787
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(b)	300,000	304,059
Hilton USA Trust
Series 2024-ORL, Class C, 6.75% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	200,000	200,724
Series 2024-ORL, Class D, 7.50% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	200,000	201,083
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.65% (1 mo. Term SOFR + 3.34%), 06/15/2041(a)	300,000	303,223
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	300,000	306,937
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	100,000	102,650
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(b)	750,000	734,742
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	750,000	636,684
LBA Trust
Series 2024-BOLT, Class E, 7.99% (1 mo. Term SOFR + 3.69%), 06/15/2039(a)	1,000,000	1,005,027
Series 2024-BOLT, Class F, 8.74% (1 mo. Term SOFR + 4.44%), 06/15/2039(a)	300,000	301,483
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	298,201	305,196
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	300,000	262,219

See accompanying notes which are an integral part of these financial statements.

100

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
TX Trust, Series 2024-HOU, Class D, 7.55% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	$200,000	$200,040
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(b)	277,449	261,407
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,917,841)		12,054,882
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.7%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.05% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	1,000,000	1,045,474
Federal Home Loan Mortgage Corp.
Series 2022-DNA2, Class M1B, 6.75% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	500,000	512,984
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	500,000	518,930
Series 2022-HQA3, Class M1B, 7.90% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	500,000	527,691
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $2,480,814)		2,605,079

	Shares
COMMON STOCKS — 0.0%(f)
Energy — 0.0%(f)
Enviva LLC(g)	5,458	101,655
TOTAL COMMON STOCKS (Cost $183,056)		101,655
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
First American Government Obligations Fund - Class U, 4.34%(h)	5,178,243	5,178,243
TOTAL SHORT-TERM INVESTMENTS (Cost $5,178,243)		5,178,243
TOTAL INVESTMENTS — 101.0% (Cost $371,766,953)		371,635,717
Liabilities in Excess of Other Assets — (1.0%)		(3,531,286)
TOTAL NET ASSETS — 100.0%		$368,104,431

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
See accompanying notes which are an integral part of these financial statements.

101

Angel Oak Income ETF
Schedule of Investments
January 31, 2025(Continued)
(a)
Security is exempt under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2025, the value of these securities total $282,866,550 or 76.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of January 31, 2025, the value of these securities total $1,000,000 or 0.3% of the Fund’s net assets.

(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
See accompanying notes which are an integral part of these financial statements.

102

Angel Oak Income ETF
Schedule of Open Futures Contracts
January 31, 2025

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(181)	03/31/2025	($19,256,703)	$30,296

See accompanying notes which are an integral part of these financial statements.

103

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2025

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value*	$2,876,844,775	$478,080,256
Investments in affiliated securities at fair value*	52,342,345	—
Cash	2,047,660	—
Dividends and interest receivable	14,059,570	1,691,482
Deposit at broker for swaps*	9,042,583	—
Receivable for investments sold	6,422,305	454
Receivable for Fund shares sold	4,245,042	3,437,147
Deposit at broker for futures*	1,663,295	404,908
Prepaid expenses	74,008	23,204
Total Assets	2,966,741,583	483,637,451
Liabilities
Payable for credit agreements	100,000,000	—
Payable for investments purchased	57,098,832	2,106,564
Net swap premiums received	5,639,144	—
Payable for distributions to shareholders	4,789,129	428,144
Payable for Fund shares redeemed	4,396,402	501,372
Payable to Adviser	2,023,922	97,327
Interest payable for credit agreements	526,806	—
Interest payable for swaps	201,389	—
Payable to administrator, fund accountant, and transfer agent	120,911	25,850
Depreciation on swaps	99,175	—
12b-1 fees accrued	59,282	5,444
Payable to custodian	25,515	4,784
Other accrued expenses	191,179	47,842
Total Liabilities	175,171,686	3,217,327
Net Assets	$2,791,569,897	$480,420,124
Net Assets consist of:
Paid-in capital	$4,744,935,176	$535,383,006
Total distributable earnings (accumulated deficit)	(1,953,365,279)	(54,962,882)
Net Assets	$2,791,569,897	$480,420,124
Class A:
Net Assets	$145,599,478	$25,424,871
Shares outstanding (unlimited number of shares authorized, no par value)	16,892,995	2,581,179
Net asset value (“NAV”) per share	$8.62	$9.85
Offering price per share (NAV/0.9775)(b)	$8.82	$9.85

See accompanying notes which are an integral part of these financial statements.

104

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2025(Continued)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Class C:
Net Assets	$33,372,720	$—
Shares outstanding (unlimited number of shares authorized, no par value)	3,918,854	—
NAV and offering price per share	$8.52	$—
Minimum redemption price per share (NAV*0.99)(c)	$8.43	$—
Institutional Class:
Net Assets	$2,612,597,699	$453,868,219
Shares outstanding (unlimited number of shares authorized, no par value)	304,080,034	46,087,521
Net asset value (“NAV”) and offering price per share	$8.59	$9.85
Class A1:
Net Assets	$—	$1,127,034
Shares outstanding (unlimited number of shares authorized, no par value)	—	114,644
Net asset value (“NAV”) per share	$—	$9.83
Offering price per share (NAV/0.985)(d)	$—	$9.98
Minimum redemption price per share (NAV*0.995)(e)	$—	$9.78
*Identified Cost:
Investments in unaffiliated securities	$3,145,595,337	$484,154,582
Investments in affiliated securities	56,580,990	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A CDSC of 0.50% may be charged.
See accompanying notes which are an integral part of these financial statements.

105

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2025(Continued)

	High Yield Opportunities ETF(a)	Mortgage-Backed Securities ETF(b)	UltraShort Income ETF	Income ETF
Assets
Investments in securities at fair value*	$115,910,706	$221,047,111	$735,946,514	$371,635,717
Dividends and interest receivable	1,751,116	820,114	2,915,906	1,665,209
Receivable for investments sold	—	19,525,625	—	—
Deposit at broker for futures*	—	262,877	—	282,267
Receivable for fund shares sold	—	—	—	822,856
Total Assets	117,661,822	241,655,727	738,862,420	374,406,049
Liabilities
Payable for investments purchased	1,443,806	69,472,903	2,351,131	4,458,442
Payable for distributions to shareholders	496,438	525,969	2,843,170	1,603,021
Payable to Adviser	52,513	59,100	175,908	240,155
Total Liabilities	1,992,757	70,057,972	5,370,209	6,301,618
Net Assets	$115,669,065	$171,597,755	$733,492,211	$368,104,431
Net Assets consist of:
Paid-in capital	$121,234,925	$177,108,789	$730,926,642	$368,147,947
Total distributable earnings (accumulated deficit)	(5,565,860)	(5,511,034)	2,565,569	(43,516)
Net Assets	$115,669,065	$171,597,755	$733,492,211	$368,104,431
Shares outstanding (unlimited number of shares authorized, no par value)	10,435,384	20,156,336	14,364,000	17,890,000
Net asset value (“NAV”) and offering price per share	$11.08	$8.51	$51.06	$20.58
*Identified Cost:
Investments in securities	$117,041,693	$221,941,900	$733,764,063	$371,766,953

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund inclusive of expense limitations. See Note 1.

(b)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total Return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total Return Bond Fund inclusive of expense limitations. See Note 1.

See accompanying notes which are an integral part of these financial statements.

106

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Year Ended January 31, 2025

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Investment Income
Interest	$195,785,271	$25,139,422
Swap income	1,253,160	—
Dividends from unaffiliated investments	2,407,417	9
Dividends from affiliated investments	4,176,843	6,890
Total Investment Income	203,622,691	25,146,321
Expenses
Investment Advisory (See Note 5)	24,043,302	1,966,703
Interest expense	10,239,092	2,078
Fund accounting	823,027	153,774
12b-1 - Class A	389,700	62,620
12b-1 - Class A1	—	1,969
12b-1 - Class C	336,219	—
Legal	557,001	78,951
Transfer agent	406,813	90,420
Administration	389,286	84,708
Trustee	244,402	68,606
Custodian	173,599	29,602
Printing	138,700	22,030
Registration	136,158	72,647
Audit & tax	128,002	37,756
Insurance	42,904	8,053
Compliance	12,062	12,062
Miscellaneous	92,790	21,375
Total Expenses	38,153,057	2,713,354
Fees contractually recouped by Adviser (See Note 5)	90,599	—
Fees contractually waived by Adviser (See Note 5)	(568,797)	(1,082,264)
Net Expenses	37,674,859	1,631,090
Net Investment Income (Loss)	165,947,832	23,515,231
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) from:
Unaffiliated Securities	(134,915,885)	(4,176,855)
Affiliated Securities	(10,378,925)	78,604
Future Contracts	(11,208,509)	340,513
Swaps	(3,243,658)	—
Net change in unrealized appreciation/depreciation on:
Unaffiliated Investments	174,614,269	8,307,862
Affiliated Investments	12,151,748	(62,786)
Future Contracts	(1,832,169)	838,187
Swaps	1,457,425	—
Net realized and unrealized gain (loss) on investments	26,644,296	5,325,525
Net increase (decrease) in net assets resulting from operations	$192,592,128	$28,840,756

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

107

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Year Ended January 31, 2025(Continued)

	High Yield Opportunities ETF(a)(c)	Mortgage-Backed Securities ETF(b)(c)	UltraShort Income ETF	Income ETF
Investment Income
Interest	$6,447,616	$3,868,930	$31,004,307	$17,503,235
Dividends	115,111	3	75	43
Total Investment Income	6,562,727	3,868,933	31,004,382	17,503,278
Expenses
Investment Advisory (See Note 5)	506,499	528,940	2,777,384	2,386,544
Registration	19,346	14,236	—	—
Trustee	5,144	4,767	—	—
Fund accounting	2,350	704	—	—
Transfer agent	1,605	613	—	—
Administration	1,526	1,152	—	—
Insurance	784	385	—	—
Compliance	603	603	—	—
Custodian	184	247	—	—
Audit & tax	90	1	—	—
Legal	6	—	—	—
Printing	—	45	—	—
Total Expenses	538,137	551,693	2,777,384	2,386,544
Fees contractually waived by Adviser (See Note 5)	(31,638)	(221,542)	(1,312,945)	(482,130)
Net Expenses	506,499	330,151	1,464,439	1,904,414
Net Investment Income (Loss)	6,056,228	3,538,782	29,539,943	15,598,864
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) from:
Investments	942,570	(1,070,381)	567,899	1,200,009
Future Contracts	—	939,395	—	140,528
Net change in unrealized appreciation/ depreciation on:	—
Investments	825,323	926,068	1,317,043	(1,640,430)
Future Contracts	—	(225,553)	—	(154,444)
Net Realized and Unrealized Gain (Loss) on Investments	1,767,893	569,529	1,884,942	(454,337)
Net increase (decrease) in net assets resulting from operations	$7,824,121	$4,108,311	$31,424,885	$15,144,527

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund inclusive of expense limitations. See Note 1.

(b)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total Return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total Return Bond Fund inclusive of expense limitations. See Note 1.

(c)	Effective as of the close of business on February 16, 2024, the Fund moved to a unitary fee structure pursuant to an Agreement and Plan of Reorganization. See Note 5.
See accompanying notes which are an integral part of these financial statements.

108

Multi-Strategy Income Fund
Consolidated Statement of Cash Flows(a)
For the Year Ended January 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$192,592,128
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount on investments and other cost adjustments	(17,741,613)
Net realized paydown gains on mortgage-backed and other asset-backed securities	(7,515,852)
Purchases of short-term investments, net	168,222,133
Purchases of long-term investments	(1,690,410,222)
Proceeds from sales of long-term investments	1,664,212,351
Net realized (gain) loss on investments	145,294,810
Net change in unrealized appreciation/depreciation on investments	(186,766,017)
Net change in unrealized appreciation/depreciation on swaps	(1,457,425)
Change in:
Dividends and interest receivable	1,030,959
Receivable for investments sold	(6,294,872)
Prepaid expenses	3,906
Payable for investments purchased	(76,854,063)
Net swap premiums received	4,107,071
Payable to Adviser	51,763
Interest payable for reverse repurchase agreements	(850,491)
Interest payable for credit agreements	(151,111)
Interest payable for swaps	201,389
Payable to administrator, fund accountant and transfer agent	(195,709)
12b-1 fees accrued	2,389
Payable to custodian	(1,784)
Other accrued expenses	(21,706)
Net cash provided by (used in) operating activities	187,458,034
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,081,508,205
Payment on shares redeemed	(1,112,972,882)
Distributions paid to shareholders	(60,738,727)
Repayments of reverse repurchase agreements	(100,000,000)
Net cash provided by (used in) financing activities	(192,203,404)
Net change in cash	(4,745,370)
CASH AND RESTRICTED CASH:
Beginning Balance	17,498,908
Ending Balance	$12,753,538

See accompanying notes which are an integral part of these financial statements.

109

Multi-Strategy Income Fund
Consolidated Statement of Cash Flows(a)
For the Year Ended January 31, 2025(Continued)

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$11,240,694
Cash held in money market investments	43,982,221
Non-cash financing activities - distributions reinvested	102,863,467
Non-cash financing activities - (increase) decrease in receivable for fund shares sold	9,196,935
Non-cash financing activities - increase (decrease) in payable for fund shares redeemed	(584,473)
Redemption in-kind on investment in Affiliate (See Note 7)	37,077,751
Investments acquired in-kind on redemption from Affiliate (See Note 7)(b)	(37,077,751)
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$1,049,849
Deposit at broker for futures	10,508,351
Deposit at broker for swaps	5,940,708
$17,498,908
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$2,047,660
Deposit at broker for futures	1,663,295
Deposit at broker for swaps	9,042,583
$12,753,538

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.
(b)	Includes accrued interest.
See accompanying notes which are an integral part of these financial statements.

110

Angel Oak Multi-Strategy Income Fund(a)
Consolidated Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
OPERATIONS
Net investment income (loss)	$165,947,832	$167,188,725
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(159,746,977)	(290,914,899)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	186,391,273	243,386,890
Net increase (decrease) in net assets resulting from operations	192,592,128	119,660,716
Distributions to Shareholders
Distributions, Class A	(9,085,999)	(8,663,468)
Distributions, Class C	(1,730,961)	(2,013,962)
Distributions, Institutional Class	(153,154,212)	(155,093,358)
Total distributions to shareholders	(163,971,172)	(165,770,788)
Capital Transactions - Class A
Proceeds from shares sold	99,698,648	62,489,650
Reinvestment of distributions	6,420,973	6,685,554
Amount paid for shares redeemed	(96,409,739)	(83,609,939)
Total Class A	9,709,882	(14,434,735)
Capital Transactions - Class C
Proceeds from shares sold	11,826,190	5,272,450
Reinvestment of distributions	1,307,460	1,527,290
Amount paid for shares redeemed	(13,934,861)	(18,650,945)
Total Class C	(801,211)	(11,851,205)
Capital Transactions - Institutional Class
Proceeds from shares sold	960,786,432	1,249,214,994
Reinvestment of distributions	95,135,034	98,937,578
Amount paid for shares redeemed	(1,002,043,809)	(1,566,519,847)
Total Institutional Class	53,877,657	(218,367,275)
Net increase (decrease) in net assets resulting from capital transactions	62,786,328	(244,653,215)
Total increase (decrease) in net assets	91,407,284	(290,763,287)
NET ASSETS
Beginning of year	2,700,162,613	2,990,925,900
End of year	$2,791,569,897	$2,700,162,613

See accompanying notes which are an integral part of these financial statements.

111

Angel Oak Multi-Strategy Income Fund(a)
Consolidated Statements of Changes in Net Assets(Continued)

	For the Year Ended January 31,
	2025	2024
Share Transactions - Class A
Shares sold	11,627,906	7,334,402
Shares issued in reinvestment of distributions	745,763	791,122
Shares redeemed	(11,133,272)	(9,898,493)
Total Class A	1,240,397	(1,772,969)
Share Transactions - Class C
Shares sold	1,377,987	631,091
Shares issued in reinvestment of distributions	153,664	182,689
Shares redeemed	(1,638,847)	(2,232,397)
Total Class C	(107,196)	(1,418,617)
Share Transactions - Institutional Class
Shares sold	111,435,494	148,159,905
Shares issued in reinvestment of distributions	11,086,268	11,737,922
Shares redeemed	(117,048,885)	(185,702,659)
Total Institutional Class	5,472,877	(25,804,832)
Net increase (decrease) in share transactions	6,606,078	(28,996,418)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

112

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
OPERATIONS
Net investment income (loss)	$23,515,231	$25,357,370
Net realized gain (loss) on investment transactions and futures contracts	(3,757,738)	(6,342,890)
Net change in unrealized appreciation/depreciation on investments and futures contracts	9,083,263	15,841,326
Net increase (decrease) in net assets resulting from operations	28,840,756	34,855,806
Distributions to Shareholders
Distributions, Class A	(1,272,092)	(1,252,472)
Distributions, Class A1	(40,536)	(22,825)
Distributions, Institutional Class	(22,462,258)	(24,186,151)
Total distributions to shareholders	(23,774,886)	(25,461,448)
Capital Transactions - Class A
Proceeds from shares sold	11,136,715	8,093,958
Reinvestment of distributions	1,236,573	1,180,682
Amount paid for shares redeemed	(12,673,568)	(23,866,513)
Total Class A	(300,280)	(14,591,873)
Capital Transactions - Class A1
Proceeds from shares sold	545,925	—
Reinvestment of distributions	34,503	22,751
Amount paid for shares redeemed	(5,832)	—
Total Class A1	574,596	22,751
Capital Transactions - Institutional Class
Proceeds from shares sold	187,690,468	141,780,964
Reinvestment of distributions	17,515,369	18,256,473
Amount paid for shares redeemed	(185,010,487)	(393,875,353)
Total Institutional Class	20,195,350	(233,837,916)
Net increase (decrease) in net assets resulting from capital transactions	20,469,666	(248,407,038)
Total increase (decrease) in net assets	25,535,536	(239,012,680)
Net Assets
Beginning of year	454,884,588	693,897,268
End of year	$480,420,124	$454,884,588

See accompanying notes which are an integral part of these financial statements.

113

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets(Continued)

	For the Year Ended January 31,
	2025	2024
Share Transactions - Class A
Shares sold	1,134,534	840,206
Shares issued in reinvestment of distributions	125,920	122,668
Shares redeemed	(1,291,769)	(2,484,848)
Total Class A	(31,315)	(1,521,974)
Share Transactions - Class A1
Shares sold	55,578	—
Shares issued in reinvestment of distributions	3,511	2,367
Shares redeemed	(600)	—
Total Class A1	58,489	2,367
Share Transactions - Institutional Class
Shares sold	19,105,924	14,741,368
Shares issued in reinvestment of distributions	1,784,204	1,897,493
Shares redeemed	(18,856,937)	(40,969,679)
Total Institutional Class	2,033,191	(24,330,818)
Net increase (decrease) in share transactions	2,060,365	(25,850,425)

See accompanying notes which are an integral part of these financial statements.

114

Angel Oak High Yield Opportunities ETF(a)
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$6,056,228	$4,560,038
Net realized gain (loss) on investment transactions	942,570	(906,713)
Net change in unrealized appreciation/depreciation on investments	825,323	2,689,612
Net increase (decrease) in net assets resulting from operations	7,824,121	6,342,937
Distributions to Shareholders
Distributions, Class A(b)	—	(185,401)
Distributions, Institutional Class	—	(4,375,551)
Distributions, ETF	(6,059,277)	—
Total distributions to shareholders	(6,059,277)	(4,560,952)
Capital Transactions - Class A
Proceeds from shares sold	—	2,296,223
Reinvestment of distributions	—	177,371
Amount paid for shares redeemed	—	(4,353,526)
Amount paid for shares redeemed from exchange to Institutional Class Shares(b)	—	(1,537,901)
Total Class A	—	(3,417,833)
Capital Transactions - Institutional Class
Proceeds from shares sold	2,301,926	17,640,919
Reinvestment of distributions	—	932,312
Amount paid for shares redeemed	(445,672)	(9,551,521)
Proceeds from Class A exchange(b)	—	1,537,901
Total Institutional Class	1,856,254	10,559,611
Capital Transactions - ETF
Proceeds from shares sold	46,842,977	—
Amount paid for shares redeemed	(6,830,003)	—
Total	40,012,974	—
Net increase (decrease) in net assets resulting from capital transactions	41,869,228	7,141,778
Total increase (decrease) in net assets	43,634,072	8,923,763
Net Assets
Beginning of year	72,034,993	63,111,230
End of year	$115,669,065	$72,034,993

See accompanying notes which are an integral part of these financial statements.

115

Angel Oak High Yield Opportunities ETF(a)
Statements of Changes in Net Assets(Continued)

	For the Year Ended January 31,
	2025	2024
Share Transactions - Class A
Shares sold	—	218,394
Shares issued in reinvestment of distributions	—	16,762
Shares redeemed	—	(414,307)
Shares redeemed in exchange to Institutional Class Shares(b)	—	(142,300)
Total Class A	—	(321,451)
Share Transactions - Institutional Class
Shares sold	212,117	1,676,907
Shares issued in reinvestment of distributions	—	87,883
Shares redeemed	(40,968)	(910,112)
Shares issued from Class A exchange(b)	—	142,702
Total Institutional Class	171,149	997,380
Share Transactions - ETF
Shares sold	4,250,001	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(625,001)	—
Total	3,625,000	—
Net increase (decrease) in share transactions	3,796,149	675,929

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

(b)	Effective as of the close of business on January 19, 2024, the outstanding Class A Shares of the Fund were converted to InstititutionalClass Shares of the Fund. See Note 1.
See accompanying notes which are an integral part of these financial statements.

116

Angel Oak Mortgage-Backed Securities ETF(a)
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,538,782	$1,504,549
Net realized gain (loss) on investment transactions and futures contracts	(130,986)	(1,638,228)
Net change in unrealized appreciation/depreciation on investments and futures contracts	700,515	857,006
Net increase (decrease) in net assets resulting from operations	4,108,311	723,327
Distributions to Shareholders
Distributions, Institutional Class	—	(1,506,825)
Distributions, ETF	(3,507,320)	—
Total distributions to shareholders	(3,507,320)	(1,506,825)
Capital Transactions - Institutional Class
Amount paid for shares redeemed	(5)	(3,083,415)
Total Institutional Class	(5)	(3,083,415)
Capital Transactions - ETF
Proceeds from shares sold	140,078,020	—
Total	140,078,020	—
Net increase (decrease) in net assets resulting from capital transactions	140,078,015	(3,083,415)
Total increase (decrease) in net assets	140,679,006	(3,866,913)
Net Assets
Beginning of year	30,918,749	34,785,662
End of year	$171,597,755	$30,918,749
Share Transactions - Institutional Class
Shares sold	—	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1)	(364,279)
Total Institutional Class	(1)	(364,279)
Share Transactions - ETF
Shares sold	16,525,000	—
Total	16,525,000	—
Net increase (decrease) in share transactions	16,525,000	(364,279)

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

117

Angel Oak UltraShort Income ETF
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$29,539,943	$5,036,613
Net realized gain (loss) on investment transactions	567,899	(40,208)
Net change in unrealized appreciation/depreciation on investments	1,317,043	642,797
Net increase (decrease) in net assets resulting from operations	31,424,885	5,639,202
Distributions to Shareholders
Distributions	(29,681,993)	(5,260,978)
Capital Transactions
Proceeds from shares sold	653,122,509	80,971,791
Amount paid for shares redeemed	(44,204,342)	(5,053,360)
Net increase (decrease) in net assets resulting from capital transactions	608,918,167	75,918,431
Total increase (decrease) in net assets	610,661,059	76,296,655
Net Assets
Beginning of year	122,831,152	46,534,497
End of year	$733,492,211	$122,831,152
Share Transactions
Shares sold	12,804,000	1,604,000
Shares redeemed	(864,000)	(100,000)
Net increase (decrease) in share transactions	11,940,000	1,504,000

See accompanying notes which are an integral part of these financial statements.

118

Angel Oak Income ETF
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$15,598,864	$3,783,166
Net realized gain (loss) on investment transactions and futures contracts	1,340,537	107,235
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,794,874)	1,404,863
Net increase (decrease) in net assets resulting from operations	15,144,527	5,295,264
Distributions to Shareholders
Distributions	(17,033,228)	(3,938,223)
Capital Transactions
Proceeds from shares sold	265,562,266	76,360,921
Amount paid for shares redeemed	(1,434,552)	(5,488,843)
Net increase (decrease) in net assets resulting from capital transactions	264,127,714	70,872,078
Total increase (decrease) in net assets	262,239,013	72,229,119
Net Assets
Beginning of year	105,865,418	33,636,299
End of year	$368,104,431	$105,865,418
Share Transactions
Shares sold	12,800,000	3,780,000
Shares redeemed	(70,000)	(270,000)
Net increase (decrease) in share transactions	12,730,000	3,510,000

See accompanying notes which are an integral part of these financial statements.

119

Angel Oak Multi-Strategy Income Fund - Class A
Consolidated Financial Highlights(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.51	$8.63	$10.24	$10.43	$11.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.51	0.49	0.48	0.47	0.46
Net realized and unrealized gain (loss) on investments(b)	0.10	(0.13)	(1.62)	(0.19)	(0.68)
Total from investment operations	0.61	0.36	(1.14)	0.28	(0.22)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.50)	(0.48)	(0.47)	(0.47)	(0.45)
Total distributions	(0.50)	(0.48)	(0.47)	(0.47)	(0.45)
Net asset value, end of year	$8.62	$8.51	$8.63	$10.24	$10.43
Total return(c)(d)	7.36%	4.38%	−11.28%	2.71%	−1.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$145,599	$133,198	$150,450	$335,439	$396,711
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	1.64%	2.13%	1.79%	1.29%	1.40%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	1.26%	1.26%	1.23%	1.20%	1.21%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	1.62%	2.11%	1.77%	1.28%	1.38%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.24%	1.24%	1.21%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(e)	5.90%	5.78%	4.83%	4.42%	4.41%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(e)	5.92%	5.80%	4.85%	4.43%	4.43%
Portfolio turnover rate(d)(f)	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

120

Angel Oak Multi-Strategy Income Fund - Class C
Consolidated Financial Highlights(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.41	$8.54	$10.13	$10.34	$11.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.44	0.43	0.39	0.38	0.37
Net realized and unrealized gain (loss) on investments(b)	0.11	(0.14)	(1.58)	(0.20)	(0.66)
Total from investment operations	0.55	0.29	(1.19)	0.18	(0.29)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.44)	(0.42)	(0.40)	(0.39)	(0.37)
Total distributions	(0.44)	(0.42)	(0.40)	(0.39)	(0.37)
Net asset value, end of year	$8.52	$8.41	$8.54	$10.13	$10.34
Total return(c)(d)	6.66%	3.51%	−11.88%	1.78%	−2.41%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$33,373	$33,868	$46,512	$71,445	$87,743
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	2.39%	2.88%	2.54%	2.04%	2.15%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	2.01%	2.01%	1.98%	1.95%	1.96%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	2.37%	2.86%	2.52%	2.03%	2.13%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.99%	1.99%	1.96%	1.94%	1.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	5.15%	5.03%	4.17%	3.69%	3.67%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.17%	5.05%	4.19%	3.70%	3.69%
Portfolio turnover rate(d)(f)	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

121

Angel Oak Multi-Strategy Income Fund - Institutional Class
Consolidated Financial Highlights(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.48	$8.61	$10.21	$10.41	$11.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.53	0.51	0.49	0.49	0.48
Net realized and unrealized gain (loss) on investments(b)	0.10	(0.14)	(1.59)	(0.19)	(0.68)
Total from investment operations	0.63	0.37	(1.10)	0.30	(0.20)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.52)	(0.50)	(0.50)	(0.50)	(0.47)
Total distributions	(0.52)	(0.50)	(0.50)	(0.50)	(0.47)
Net asset value, end of year	$8.59	$8.48	$8.61	$10.21	$10.41
Total return(c)	7.65%	4.54%	−10.98%	2.87%	−1.60%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,612,598	$2,533,096	$2,793,964	$6,820,115	$5,927,510
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	1.39%	1.88%	1.54%	1.04%	1.15%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(d)	1.01%	1.01%	0.98%	0.95%	0.96%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	1.37%	1.86%	1.52%	1.03%	1.13%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(d)	0.99%	0.99%	0.96%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(d)	6.15%	6.01%	5.03%	4.69%	4.65%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(d)	6.17%	6.03%	5.05%	4.70%	4.67%
Portfolio turnover rate(c)(e)	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

122

Angel Oak UltraShort Income Fund - Class A
Financial Highlights
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$9.74	$9.56	$10.00	$10.08	$10.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.49	0.36	0.12	0.08	0.19
Net realized and unrealized gain (loss) on investments(a)	0.12	0.24	(0.36)	(0.05)	(0.04)
Total from investment operations	0.61	0.60	(0.24)	0.03	0.15
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.50)	(0.42)	(0.20)	(0.11)	(0.19)
Total distributions	(0.50)	(0.42)	(0.20)	(0.11)	(0.19)
Net asset value, end of year	$9.85	$9.74	$9.56	$10.00	$10.08
Total return(b)	6.39%	6.36%	−2.42%	0.27%	1.52%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$25,425	$25,439	$39,536	$171,328	$66,366
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(c)	0.84%	0.84%	0.79%	0.78%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(c)	0.60%	0.60%	0.60%	0.56%	0.51%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.78%	4.01%	1.51%	0.56%	1.45%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	5.02%	4.25%	1.70%	0.78%	1.73%
Portfolio turnover rate(b)	92%	46%	31%	92%	81%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

123

Angel Oak UltraShort Income Fund - Class A1
Financial Highlights
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$9.72	$9.55	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.50	0.42	0.13
Net realized and unrealized gain (loss) on investments(b)	0.11	0.17	(0.14)
Total from investment operations	0.61	0.59	(0.01)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.50)	(0.42)	(0.14)
Total distributions	(0.50)	(0.42)	(0.14)
Net asset value, end of year or period	$9.83	$9.72	$9.55
Total return(c)(d)	6.40%	6.27%	−0.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,127	$546	$513
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	0.84%	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(e)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.81%	4.08%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.05%	4.32%	2.51%
Portfolio turnover rate(d)	92%	46%	31%(f)

(a)	Class commenced operations on July 22, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
See accompanying notes which are an integral part of these financial statements.

124

Angel Oak UltraShort Income Fund - Institutional Class
Financial Highlights
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$9.74	$9.56	$10.01	$10.09	$10.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.52	0.40	0.19	0.11	0.21
Net realized and unrealized gain (loss) on investments(a)	0.11	0.22	(0.41)	(0.06)	(0.03)
Total from investment operations	0.63	0.62	(0.22)	0.05	0.18
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.52)	(0.44)	(0.23)	(0.13)	(0.21)
Total distributions	(0.52)	(0.44)	(0.23)	(0.13)	(0.21)
Net asset value, end of year	$9.85	$9.74	$9.56	$10.01	$10.09
Total return(b)	6.66%	6.64%	−2.24%	0.51%	1.87%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$453,868	$428,899	$653,848	$1,492,542	$796,407
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(c)	0.59%	0.59%	0.54%	0.53%	0.54%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(c)	0.35%	0.35%	0.35%	0.31%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	5.03%	4.27%	1.82%	0.82%	1.67%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	5.27%	4.51%	2.01%	1.04%	1.95%
Portfolio turnover rate(b)	92%	46%	31%	92%	81%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

125

Angel Oak High Yield Opportunities ETF(a)
Financial Highlights
(For a share outstanding during each year)

	For the Year Ended January 31,
	2025	2024	2023	2022	2021
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$10.85	$10.58	$11.54	$11.73	$11.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.72(b)	0.72	0.60	0.60	0.63
Net realized and unrealized gain (loss) on investments(c)	0.22	0.27	(0.95)	(0.18)	0.01
Total from investment operations	0.94	0.99	(0.35)	0.42	0.64
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.71)	(0.72)	(0.61)	(0.61)	(0.62)
Total distributions	(0.71)	(0.72)	(0.61)	(0.61)	(0.62)
Net asset value, end of year	$11.08	$10.85	$10.58	$11.54	$11.73
Total return on net asset value(d)(e)	9.00%	9.77%	−2.89%	3.62%	5.97%
Total return on market value(d)(f)	9.04%	N/A	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$115,669	$72,035	$59,694	$69,503	$68,245
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.58%	0.93%	0.98%	0.89%	0.89%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.55%	0.55%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.55%	6.48%	5.30%	4.86%	5.41%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.58%	6.86%	5.64%	5.10%	5.65%
Portfolio turnover rate(d)(h)	37%	20%	33%	38%	58%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(c)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

126

Angel Oak Mortgage-Backed Securities ETF(a)
Financial Highlights
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2025	2024	2023	2022(b)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.51	$8.71	$9.77	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.45(c)	0.38	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	(0.04)	(0.20)	(1.05)	(0.22)
Total from investment operations	0.41	0.18	(0.81)	(0.13)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.41)	(0.38)	(0.25)	(0.10)
Total distributions	(0.41)	(0.38)	(0.25)	(0.10)
Net asset value, end of year or period	$8.51	$8.51	$8.71	$9.77
Total return on net asset value(e)(f)	4.98%	2.24%	−8.32%	−1.28%
Total return on market value(e)(g)	5.17%	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$171,598	$30,919	$34,786	$39,133
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.82%	1.10%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.49%	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	4.91%	3.87%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(h)	5.24%	4.53%	2.67%	1.44%
Portfolio turnover rate(e)(i)	113%	60%	53%	22%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total Return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total Return Bond Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Fund commenced operations on June 4, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(d)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

127

Angel Oak UltraShort Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$50.67	$50.58	$50.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	2.99	3.16	0.69
Net realized and unrealized gain (loss) on investments(c)	0.18	0.15	0.27
Total from investment operations	3.17	3.31	0.96
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2.78)	(3.19)	(0.38)
From net realized gain	—(d)	(0.03)	—
Total distributions	(2.78)	(3.22)	(0.38)
Net asset value, end of year or period	$51.06	$50.67	$50.58
Total return on net asset value(e)(f)	6.43%	6.78%	1.92%
Total return on market value(e)(g)	6.49%	6.84%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$733,492	$122,831	$46,534
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	5.59%	6.00%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(h)	5.85%	6.26%	5.06%
Portfolio turnover rate(e)(i)	91%	75%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in netasset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Less than (0.005).
(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

128

Angel Oak Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$20.52	$20.39	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.34	1.40	0.26
Net realized and unrealized gain (loss) on investments(c)	0.08	0.15	0.23
Total from investment operations	1.42	1.55	0.49
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.27)	(1.41)	(0.10)
From net realized gain	(0.09)	(0.01)	—
Total distributions	(1.36)	(1.42)	(0.10)
Net asset value, end of year or period	$20.58	$20.52	$20.39
Total return on net asset value(d)(e)	7.10%	7.95%	2.41%
Total return on market value(d)(f)	7.56%	7.61%	2.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$368,104	$105,865	$33,636
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.27%	6.71%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.47%	6.91%	5.64%
Portfolio turnover rate(d)(h)	77%	43%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in netasset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

129

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025
NOTE 1. ORGANIZATION
Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of six series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak High Yield Opportunities ETF (performance successor to the Angel Oak High Yield Opportunities Fund) (the “High Yield Opportunities ETF” or “Acquiring High Yield ETF”), Angel Oak Mortgage-Backed Securities ETF (performance successor to the Angel Oak Total Return Bond Fund) (the “Mortgage-Backed Securities ETF” or “Acquiring MBS ETF”), Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), and Angel Oak Income ETF (the “Income ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Maximum Front-End Sales Charge	Maximum Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX	Current Income	06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX		07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX		04/02/2018	N/A	N/A	N/A
High Yield Opportunities ETF
	AOHY	Current Income & Capital Appreciation	03/31/2009	N/A	N/A	N/A
Mortgage-Backed Securities ETF
	MBS	Total Return	06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A

The Multi-Strategy Income Fund, UltraShort Income Fund, and High Yield Opportunities ETF are diversified series of the Trust. The Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.
Effective as of the close of business on January 19, 2024 (the “Conversion Date”), the outstanding Class A Shares of the Angel Oak High Yield Opportunities Fund were converted into Institutional Class Shares of the Fund. The conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses. The following table illustrates the specifics of the conversion:

	Pre- Conversion Net Assets	Pre- Conversion Shares Outstanding	Pre- Conversion Net Asset Value	Post- Conversion Net Asset Value	Post- Conversion Shares Outstanding	Exchange Ratio
Institutional Class	$69,860,859	6,482,406	$10.7770	$71,398,760	6,625,108	1.00283
Class A	$1,537,901	142,300	$10.8075	—	—	—

130

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
Effective as of the close of business on February 16, 2024, each Fund identified in the table below as a Target Fund was reorganized into an ETF through the reorganization of the Target Fund into its corresponding Acquiring ETF identified in the table below, pursuant to an Agreement and Plan of Reorganization, which was approved by the Board on December 6, 2023 (each, a “Reorganization”). Shareholder approval was not required to effect the Reorganization for the Angel Oak High Yield Opportunities Fund (the “Target High Yield Fund”). However, due to the increase in advisory fees and 12b-1 fees with respect to the Angel Oak Total Return Bond Fund (the “Target Total Return Bond Fund”). as a result of the Reorganization, shareholder approval was required for the Angel Oak Total Return Bond Fund, in which the Fund’s sole shareholder approved the Reorganization by written consent. The Acquiring ETFs, each a series of the Trust, were established as “shell” funds, organized solely in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of the corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring ETFs had no performance history prior to the Reorganizations. Following the Reorganizations, each Target Fund’s performance (Institutional Class Shares) and financial history were adopted by the respective Acquiring ETF.

Target Funds	Acquiring ETFs
Target High Yield Fund	Acquiring High Yield ETF
Target Total Return Bond Fund	Acquiring MBS ETF

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring ETFs for shares of the Target Funds of equivalent aggregate net asset value as noted below:

	Total Shares	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/Depreciation
Target High Yield Fund	6,810,384	$74,002,591	$10.87	$(2,390,998)
Target Total Return Bond Fund	3,631,336	$30,502,641	$8.40	$(1,872,216)

Fees and expenses incurred to effect the Reorganizations were borne by the Adviser. The management fee of the Acquiring High Yield ETF is 0.55%, which is the same as the management fee of the Target High Yield Fund. The management fee of the Acquiring MBS ETF is 0.79%, which is higher than the management fee of 0.50% for the Target Total Return Bond Fund. The Acquiring High Yield ETF has experienced the same overall operating expenses as compared to its corresponding Target Fund after the applicable Target Fund fee waiver, because the Acquiring High Yield ETF has a unitary fee structure pursuant to which the Adviser has agreed to pay the operating expenses with only limited exceptions. The fee waiver of the Acquiring MBS ETF is 0.49%, which is higher than the fee waiver of 0.44% for the Target Total Return Bond Fund. From February 1, 2024, through February 16, 2024, there was a fee waiver in place for the Target High Yield Opportunities Fund of 0.55%, which was terminated as a result of the Reorganization.
The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring ETFs. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring ETFs. The Acquiring ETFs did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio.
The High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) (“Exchange”). Prior to December 20, 2024, the ETFs’ shares traded on the New York Stock Exchange Arca, Inc. Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

131

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)

Shares
High Yield Opportunities ETF	25,000
Mortgage-Backed Securities ETF	25,000
UltraShort Income ETF	4,000
Income ETF	10,000

Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.
Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Helios Loan Funding Trust (“Helios”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018, and May 20, 2024, respectively. Hyperion acts as an investment vehicle in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. Helios acts an investment vehicle in order to purchase residential home equity lines of credit (“HELOCs”). The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion and Helios will vary over time.
On January 31, 2025, investments in Hyperion and Helios represented 0.20% and 0.48%, respectively, of the total net assets of the Multi-Strategy Income Fund.
The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Helios. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiaries. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.
At January 31, 2025, investments held by Hyperion and Helios included whole loans and HELOCs, respectively, valued at $5,692,025 and $13,344,126, respectively. At January 31, 2025, Hyperion held $2,047,660 in cash, and there was no cash held in Helios.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic, Financial Services-Investment Companies.

132

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security

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owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value each Fund’s net assets as of January 31, 2025:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$1,444,067,446	$10,001	$1,444,077,447
Residential Mortgage-Backed Securities – U.S. Government Agency	—	464,987,375	—	464,987,375
Asset-Backed Securities	—	453,008,778	—	453,008,778
Collateralized Loan Obligations	—	199,635,338	—	199,635,338
Corporate Obligations	—	119,652,209	150,000	119,802,209
Commercial Mortgage-Backed Securities	—	98,422,714	—	98,422,714
Affiliated Exchange Traded Funds	44,338,595	—	—	44,338,595
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	17,079,100	—	17,079,100
Common Stocks	10,754,081	67,758	—	10,821,839
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	9,715,232	—	9,715,232

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Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Commercial Real Estate	$—	$—	$8,003,750	$8,003,750
Preferred Stocks	7,329,456	—	—	7,329,456
Whole Loans	—	5,692,025	—	5,692,025
Warrants	—	2,291,041	—	2,291,041
Short-Term Investments	43,982,221	—	—	43,982,221
Total	$106,404,353	$2,814,619,016	$8,163,751	$2,929,187,120
Other Financial Instruments
Liabilities
Futures Contracts*	(374,294)	—	—	(374,294)
Swaps*	—	(99,175)	—	(99,175)
Total	$(374,294)	$(99,175)	$—	$(473,469)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of January 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$163,674,829	$—	$163,674,829
Collateralized Loan Obligations	—	80,852,798	—	80,852,798
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	74,801,266	—	74,801,266
Residential Mortgage-Backed Securities	—	69,033,968	—	69,033,968
Corporate Obligations	—	53,561,183	—	53,561,183
Commercial Mortgage-Backed Securities	—	12,653,924	—	12,653,924
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	2,027,640	—	2,027,640
Residential Mortgage-Backed Securities – U.S. Government Agency	—	1,427,750	—	1,427,750
Short-Term Investments	20,046,898	—	—	20,046,898
Total	$20,046,898	$458,033,358	$—	$478,080,256
Other Financial Instruments
Assets
Futures Contracts*	$930,678	$—	$—	$930,678

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

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High Yield Opportunities ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$88,193,265	$—	$88,193,265
Residential Mortgage-Backed Securities	—	14,964,043	—	14,964,043
Asset-Backed Securities	—	4,607,582	—	4,607,582
Exchange Traded Funds	2,027,830	—	—	2,027,830
Common Stock	—	271,087	—	271,087
Short-Term Investments	5,846,899	—	—	5,846,899
Total	$7,874,729	$108,035,977	$—	$115,910,706

See the Schedule of Investments for further disaggregation of investment categories.

Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities – U.S. Government Agency	$—	$145,867,187	$—	$145,867,187
Residential Mortgage-Backed Securities	—	66,649,033	—	66,649,033
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	501,016	—	501,016
Commercial Mortgage-Backed Securities	—	251,059	—	251,059
Asset-Backed Securities	—	75,133	—	75,133
Short-Term Investments	7,703,683	—	—	7,703,683
Total	$7,703,683	$213,343,428	$—	$221,047,111
Other Financial Instruments
Assets
Futures Contracts*	$9,538	$—	$—	$9,538

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$252,141,486	$—	$252,141,486
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	129,964,536	—	129,964,536
Collateralized Loan Obligations	—	122,367,733	—	122,367,733
Corporate Obligations	—	108,558,867	—	108,558,867
Residential Mortgage-Backed Securities	—	67,117,039	—	67,117,039
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	24,008,953	—	24,008,953
Commercial Mortgage-Backed Securities	—	10,198,443	—	10,198,443
Residential Mortgage-Backed Securities – U.S. Government Agency	—	77,343	—	77,343
Short-Term Investments	21,512,114	—	—	21,512,114
Total	$21,512,114	$714,434,400	$—	$735,946,514

See the Schedule of Investments for further disaggregation of investment categories.

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Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$151,978,565	$—	$151,978,565
Residential Mortgage-Backed Securities – U.S. Government Agency	—	77,164,268	—	77,164,268
Asset-Backed Securities	—	66,685,253	—	66,685,253
Collateralized Loan Obligations	—	41,736,914	—	41,736,914
Corporate Obligations	—	14,130,858	—	14,130,858
Commercial Mortgage-Backed Securities	—	12,054,882	—	12,054,882
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	2,605,079	—	2,605,079
Common Stock	—	101,655	—	101,655
Short-Term Investments	5,178,243	—	—	5,178,243
Total	$5,178,243	$366,457,474	$—	$371,635,717
Other Financial Instruments
Assets
Futures Contracts*	$30,296	$—	$—	$30,296

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.
Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended January 31, 2025, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition – Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

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Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.
Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the year ended January 31, 2025, there were no reclassifications.
Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment

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opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$43,982,221
UltraShort Income Fund	$20,046,898
High Yield Opportunities ETF	$5,846,899
Mortgage-Backed Securities ETF	$7,703,683
UltraShort Income ETF	$21,512,114
Income ETF	$5,178,243

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. As of January 31, 2025, there were no reverse repurchase agreements held.
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Investment Company Securities – The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying

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funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
High Yield Securities – The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products – The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks – The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

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Warrants – The Funds may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.
Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the year ended January 31, 2025.
Swaps – The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Multi-Strategy Income Fund used centrally cleared credit default swaps to hedge interest risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory

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environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the year ended January 31, 2025.
To-Be-Announced Securities – The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.
Second Lien Risk (Multi-Strategy Income Fund only) – Second lien loans, such as HELOC loans, are generally subject to similar risks as those associated with investments in senior loans. However, the risks associated with second lien loans are higher than the risks of loans with first priority over the collateral because in the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. Second lien loans also generally have greater price volatility than senior loans and may be less liquid. Second lien loans are generally of below investment grade quality, and therefore share the same risks as other below investment grade securities.
Commercial Real Estate Risk (Multi-Strategy Income Fund only) – Exposure to commercial real estate comes with a variety of risks, including declines in the value of (or income generated by) real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets, defaults by borrowers or tenants (particularly during an economic downturn), and changes in interest rates. Any of these situations may result in extended periods during which there is a significant decline in the revenues and net income (or no revenues or net income) generated by a property. If this occurred, it could adversely affect the Fund’s performance.
Macroeconomic Risks – Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of January 31, 2025, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$1,663,295	$(374,294)
Swaps	Credit	Deposit at broker for swaps	$9,042,583	$(99,175)

*
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

142

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the year ended January 31, 2025, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(11,208,509)
Swaps	Credit	Net realized gain (loss) on swaps	$(3,243,658)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(1,832,169)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$1,457,425

The average monthly notional value of long futures and swap contracts during the year ended January 31, 2025, was $139,868,958 and $169,230,769, respectively.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2025, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$404,908	$930,678

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2025, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$340,513

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$838,187

The average monthly notional value of short futures contracts during the year ended January 31, 2025, was $(69,438,435).

143

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2025, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$262,877	$9,538

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2025, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$939,395

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(225,553)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2025, was $7,224,078 and $(1,368,388), respectively.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2025, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$282,267	$30,296

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2025, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$140,528

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(154,444)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2025, was $11,274,693 and $(6,137,959).

144

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of January 31, 2025, the Funds were not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2025.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(374,294)	$ —	$(374,294)**	$ —	$374,294	$ —
Swaps	$(99,175)	$—	$(99,175)***	$—	$99,175	$—

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$930,678	$ —	$930,678	$ —	$ —	$930,678

Mortgage-Backed Securities ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$9,538	$ —	$9,538	$ —	$ —	$9,538

Income ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$30,296	$ —	$30,296	$ —	$ —	$30,296

145

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Consolidated Statements of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in depreciation on swaps on the Consolidated Statements of Assets and Liabilities.

****
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee. These fees are included in the Investment advisory line item that is reflected in the Statement of Operations. This fee is computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
UltraShort Income Fund	0.44%
High Yield Opportunities ETF	0.55%
Mortgage-Backed Securities ETF	0.79%
UltraShort Income ETF	0.55%
Income ETF	0.99%

The Adviser is responsible for substantially all the expenses of the ETFs (including expenses of the Trust relating to the ETFs), except for the advisory fees, payments under the ETFs’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the ETFs, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business.
The Adviser contractually agreed through May 31, 2025, except with respect to the Mortgage-Backed Securities ETF to which it has contractually agreed through September 30, 2025, to waive or limit its fees and to assume other expenses of the Funds, except the High Yield Opportunities ETF, so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
UltraShort Income Fund	0.35%
Mortgage-Backed Securities ETF	0.49%
UltraShort Income ETF	0.29%*
Income ETF	0.79%

*
On December 5, 2024, the Board of Trustees approved an amendment to the contractual expense limitation with the Adviser to increase the UltraShort Income ETF’s expense limit from 0.29% to 0.34% of the Fund’s average daily net assets effective February 1, 2025, through May 31, 2026.

Prior to the close of business February 16, 2024, the fee waiver of the Target Total Return Bond Fund and Target High Yield Fund was 0.44% and 0.55%, respectively.

146

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
These operating expense limitations do not apply to front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of a Fund’s business and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the year ended January 31, 2025, the Adviser waived $138,931 of the Multi-Strategy Income Fund’s expenses, $1,081,030 of the UltraShort Income Fund’s expenses, $31,638 of the High Yield Opportunities ETF’s expenses (all of which were waived pursuant to the Target Fund’s expense limitation agreement and no longer subject to recoupment, as noted below), $221,542 of the Mortgage-Backed Securities ETF’s expenses (of which $23,752 was waived pursuant to the Target Fund’s expense limitation agreement and no longer subject to recoupment, as noted below), $1,312,945 of the UltraShort Income ETF’s expenses, and $482,130 of the Income ETF’s expenses. Additionally, during the year ended January 31, 2025, the Multi-Strategy Income Fund repaid $90,599 of previously waived expenses to the Adviser. During the year ended January 31, 2025, The UltraShort Income Fund had $298,340 of previously waived expenses expire. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at January 31, 2025, are included in the table below.

	Total Waived Expenses Recoverable by the Adviser as of 01/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/27	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/28
Multi-Strategy Income Fund	$48,332	$—	$—	$48,332
UltraShort Income Fund	$4,600,733	$2,187,213	$1,332,490	$1,081,030
Mortgage-Backed Securities ETF	$197,790	$—	$—	$197,790
UltraShort Income ETF	$1,549,364	$27,107	$209,312	$1,312,945
Income ETF	$602,904	$11,283	$109,491	$482,130

As a result of the Reorganizations, the Adviser did not retain any rights to recoup fees waived or expenses reimbursed pursuant to the Target Funds’ expense limitation agreement.
The Adviser has contractually agreed to waive the amount of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees to the extent necessary to offset the proportionate share of the management fees incurred by the Funds through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the year ended January 31, 2025, the Adviser waived $429,866 and $1,234 of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees of underlying funds, respectively.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Each of the Funds (except for the High Yield Opportunities ETF) have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares and at an annual rate of up to 1.00% of the average daily net assets

147

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. These fees are included in the 12b-1 line items that are reflected in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statement of Operations.
The Funds make reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Funds during the year ended January 31, 2025, are included in the Compliance line item that is reflected in the Statements of Operations.
Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser. Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $75,000 ($65,000 prior to November 1, 2024) (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (pro-rated for any periods less than one year), and the Chair of the Board receives an additional $17,000 ($12,000 prior to November 1, 2024). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. For the year ended January 31, 2025, the aggregate compensation paid to the Independent Trustees was $526,792. Each Fund’s allocated portion of the trustee compensation is included in the Trustee line item that is reflected in the Statement of Operations, which is paid by the Adviser for the ETFs due to the unitary fee structure. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free (855) 751-4324.
NOTE 6. INVESTMENT TRANSACTIONS
For the year ended January 31, 2025, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$1,690,410,222	$1,664,212,351
UltraShort Income Fund	$389,401,484	$397,413,965
High Yield Opportunities ETF	$68,749,588	$32,929,097
Mortgage-Backed Securities ETF	$216,833,212	$78,251,810
UltraShort Income ETF	$959,237,749	$407,018,180
Income ETF	$446,531,269	$184,087,745

148

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
For the year ended January 31, 2025, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$470,823,032	$376,350,747
UltraShort Income Fund	$50,322,558	$24,775,335
High Yield Opportunities ETF	$—	$3,467,141
Mortgage-Backed Securities ETF	$149,480,451	$58,452,580
UltraShort Income ETF	$199,345,321	$63,274,917
Income ETF	$130,755,475	$76,756,749

The Funds’ ownership of shares of affiliates represents holdings for which the Funds and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.
NOTE 7. TRANSACTIONS WITH AFFILIATES
The Multi-Strategy Income Fund had the following investments in affiliates during the year ended January 31, 2025:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 01/31/25	Shares/ Par Balance	Dividend Income
Financials Income Impact Fund(a)	$39,328,978	$—	$(40,188,141)	$(7,665,209)	$8,524,372	$—	—	$516,006
High Yield Opportunities ETF	36,198,214	2,507,828	(14,342,590)	(946,327)	1,704,387	25,121,512	2,265,240	2,274,221
Income ETF	11,907,399	—	(11,898,363)	185,212	(194,248)	—	—	50,879
Mortgage-Backed Securities ETF	30,902,674	84,601	(11,934,828)	(1,952,601)	2,117,237	19,217,083	2,252,882	1,335,737
Octavia Holding, LLC	—	8,003,750	—	—	—	8,003,750	8,003,750	—
Total	$118,337,265	$10,596,179	$(78,363,922)	$(10,378,925)	$12,151,748	$52,342,345	—	$4,176,843

(a)
On May 17, 2024, as the result of the planned liquidation of the Financials Income Impact Fund, which was approved by the Board on April 10, 2024, the Multi-Strategy Income Fund redeemed 5,147,772 shares of the Financials Income Impact Fund with a value of $40,188,141. The redemption was satisfied with a cash payment in the amount of $3,110,390 and an in-kind payment of securities that had a value of $37,077,751, which included accrued interest of $514,899. The Multi-Strategy Income Fund recorded a realized loss of $7,665,209 on the in-kind redemption.

The UltraShort Income Fund had the following investments in affiliates during the year ended January 31, 2025:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 01/31/25	Share Balance	Dividend Income
UltraShort Income ETF	$4,942,607	$ —	$(4,958,425)	$78,604	$(62,786)	$ —	—	$6,890

149

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At January 31, 2025, no record shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund and the UltraShort Income Fund.
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the year or period ended January 31, 2025, and January 31, 2024, were as follows:

	Multi-Strategy Income Fund		UltraShort Income Fund		High Yield Opportunities ETF
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$163,971,172	$165,770,788	$23,774,886	$25,461,448	$6,059,277	$ 4,560,952
Net Long-Term Capital Gain	—	—	—	—	—	—
Total	$163,971,172	$165,770,788	$23,774,886	$25,461,448	$6,059,277	$ 4,560,952

	Mortgage-Backed Securities ETF		UltraShort Income ETF		Income ETF
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$3,507,320	$1,506,825	$29,614,235	$5,260,978	$16,887,023	$3,938,223
Net Long-Term Capital Gain	—	—	67,758	—	146,205	—
Total	$3,507,320	$1,506,825	$29,681,993	$5,260,978	$17,033,228	$3,938,223

At January 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF
Tax Cost of Investments	$3,201,209,778	$484,157,940	$117,087,716	$221,941,893	$733,759,806	$371,763,242
Unrealized Appreciation*	30,247,812	2,838,405	1,704,666	1,026,453	2,706,717	3,601,775
Unrealized Depreciation*	(302,270,470)	(8,916,089)	(2,881,676)	(1,921,235)	(520,009)	(3,729,300)
Net Unrealized Appreciation (Depreciation)*	(272,022,658)	(6,077,684)	(1,177,010)	(894,782)	2,186,708	(127,525)
Undistributed Ordinary Income	4,041,508	509,002	558,619	577,415	3,173,477	1,331,487
Undistributed Long-Term Gain (Loss)	—	—	—	—	48,554	355,543
Accumulated Gain (Loss)	4,041,508	509,002	558,619	577,415	3,222,031	1,687,030
Other Accumulated Gain (Loss)	(1,685,384,129)	(49,394,200)	(4,947,469)	(5,193,667)	(2,843,170)	(1,603,021)
Distributable Earnings (Accumulated Deficit)	$(1,953,365,279)	$(54,962,882)	$(5,565,860)	$(5,511,034)	$2,565,569	$(43,516)

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements, futures, and swaps.

150

Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, amortization of callable bonds, preferred stock basis adjustments, future contracts marked-to market, and dividends payable.
As of January 31, 2025, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
No expiration short-term	$502,440,351	$29,370,657	$950,679	$501,732	$ —	$ —
No expiration long-term	$1,178,154,308	$19,595,398	$3,500,352	$4,165,966	$—	$—
Total	$1,680,594,659	$48,966,055	$4,451,031	$4,667,698	$—	$—

For the year ended January 31, 2025, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$ —
UltraShort Income Fund	$—
High Yield Opportunities ETF	$885,459
Mortgage-Backed Securities ETF	$—
UltraShort Income ETF	$47,846
Income ETF	$—

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended January 31, 2025, the Funds did not defer any post-October losses.
NOTE 10. CREDIT AGREEMENTS
In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expired in August 2024. The Facility was subsequently renewed on August 22, 2024, extending the expiration date to August 1, 2026, but can be terminated prior to this date by either party with 90 days’ notice. Under the Facility, interest is charged at a floating rate based on the SOFR rate plus 1.6% and is payable on the last day of each interest period, which was 5.96% as of January 31, 2025. For the year ended January 31, 2025, the average principal balance and interest rate was approximately $116,461,749 and 6.85%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting year the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of January 31, 2025. For the year ended January 31, 2025, these expense and commitment fees, amounted to $8,355,271 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of January 31, 2025, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the period was $150 million from March 19, 2024, through July 11, 2024.
U.S. Bank, N.A. has made available to the Funds a $275 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 25, 2025, for the purposes of having cash available to satisfy redemption requests. Prior to April 25, 2024, the credit facility

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Angel Oak Funds Trust
Notes to the Financial Statements
January 31, 2025(Continued)
had a maximum principal availability of $350 million. Advances under the Agreement would be limited to the lesser of $275 million or 20% of the unencumbered assets of the UltraShort Income Fund, the Mortgage-Backed Securities ETF, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities ETF; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 6.50% as of January 31, 2025. For the year ended January 31, 2025, the Funds’ activity under the credit facility was as follows:

	Average Loan Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
UltraShort Income Fund	$2,493,500	7.50%	$3,200,000	July 12, 2024 – July 14, 2024

As of January 31, 2025, the Funds had no outstanding borrowings under this agreement.
NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 12. SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
Effective February 1, 2025, the Board of Trustees approved an amendment to the Trust’s contractual expense limitation agreement with the Adviser to increase the UltraShort Income ETF’s expense limit from 0.29% to 0.34% of the Fund’s average daily net assets through May 31, 2026.
On April 1, 2025, Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent company of the Adviser, announced that it signed a definitive agreement pursuant to which Brookfield Asset Management Ltd. will acquire a majority interest in Angel Oak Companies, LP and its subsidiaries, including the Adviser (the “Transaction”). The closing of the Transaction is expected to be completed by September 30, 2025. The Transaction is not expected to result in any material change in the day-to-day management of the Funds. However, the closing of the Transaction is subject to certain conditions, and there can be no assurance that the Transaction will be completed as planned, or that the necessary conditions will be satisfied. If successful, the closing of the Transaction will result in a change of control of Angel Oak Companies, LP and its subsidiaries, including the Adviser.

152

ANGEL OAK FUNDS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Angel Oak Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts (as applicable), and centrally cleared credit default swaps – buy protection (as applicable), of Angel Oak Funds Trust comprising the Funds listed below (the “Funds”) as of January 31, 2025, the related statements of operations, changes in net assets, and the financial highlights (consolidated for the Angel Oak Multi-Strategy Income Fund), the consolidated statement of cash flows of Angel Oak Multi-Strategy Income Fund, for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of their operations, the changes in net assets, and the financial highlights, and the cash flows of Angel Oak Multi-Strategy Income Fund for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations and Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Angel Oak Multi-Strategy Income Fund	For the year ended January 31, 2025	For the years ended January 31, 2025 and 2024	For the years ended January 31, 2025, 2024, 2023, 2022, and 2021

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Angel Oak UltraShort Income Fund, Angel Oak High Yield Opportunities ETF (formerly known as Angel Oak High Yield Opportunities Fund)	For the year ended January 31, 2025	For the years ended January 31, 2025 and 2024	For the years ended January 31, 2025, 2024, 2023, 2022, and 2021
Angel Oak Mortgage-Backed Securities ETF (formerly known as Angel Oak Total Return Bond Fund)	For the year ended January 31, 2025	For the years ended January 31, 2025 and 2024	For the years ended January 31, 2025, 2024, and 2023 and for the period from June 4, 2021 (commencement of operations) through January 31, 2022
Angel Oak UltraShort Income ETF	For the year ended January 31, 2025	For the years ended January 31, 2025 and 2024	For the years ended January 31, 2025 and 2024, and for the period from October 24, 2022 (commencement of operations) through January 31, 2023
Angel Oak Income ETF	For the year ended January 31, 2025	For the years ended January 31, 2025 and 2024	For the years ended January 31, 2025 and 2024, and for the period from November 7, 2022 (commencement of operations) through January 31, 2023

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ANGEL OAK FUNDS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, issuers, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Angel Oak Capital Advisors, LLC since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 1, 2025

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ANGEL OAK FUNDS TRUST
Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the taxable year ended January 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the taxable year ended January 31, 2025, the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the taxable year ended January 31, 2025, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the taxable year ended January 31, 2025, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 5.21%, respectively.
For the taxable year ended January 31, 2025, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 91.04%, 81.73%, 86.98%, 93.99%, 82.06%, and 78.38%, respectively.
2. Distribution of Premiums and Discounts
Information regarding how often shares of the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.

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ANGEL OAK FUNDS TRUST
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
In connection with the reorganization of Angel Oak Total Return Bond Fund into Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Reorganization”), which was effective as of the close of business on February 16, 2024, the sole shareholder of Angel Oak Total Return Bond Fund, Angel Oak Multi-Strategy Income Fund, approved the Reorganization by written consent in lieu of a shareholder meeting pursuant to Article III, Section 9 of the Registrant’s By-Laws.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $75,000 ($65,000 prior to November 1, 2024) (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (pro-rated for any periods less than one year), and the Chair of the Board receives an additional $17,000 ($12,000 prior to November 1, 2024). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings.
Item 11. Statement Regarding the Basis for the Approval of the Investment Advisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a telephonic meeting held on August 12, 2024, and an in-person meeting held on September 16-17, 2024 (the “Meetings”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered the approval of the continuance of the Investment Advisory Agreements (the “Investment Advisory Agreements” or the “Agreements”) between the Trust, on behalf of the Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), the Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), the Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), and the Angel Oak Income ETF (the “Income ETF”) (each, a “Fund” and, collectively, the “Funds”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for a one-year period. The Multi-Strategy Income Fund is the successor in interest to a fund having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by Angel Oak (the “Predecessor Multi-Strategy Income Fund”). The Predecessor Multi-Strategy Income Fund was reorganized into the Fund on April 10, 2015.
The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Agreements, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to renew the Investment Advisory Agreements between the Adviser and the Trust with respect to the Funds, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser, the Funds’ administrator and an independent third-party data provider (the “Outside Data Provider”) that provided the Board with information regarding the fees and expenses of each Fund, as compared to other similar funds.
Following their review and consideration, the Trustees determined that the Investment Advisory Agreements with respect to the Funds would enable shareholders of the Funds to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Investment Advisory Agreements. In reaching their decision, the

156

ANGEL OAK FUNDS TRUST
Additional Information (Unaudited)(Continued)
Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Trustees also carefully considered profitability data and the comparative fee and expense information prepared by the Adviser. In considering the Investment Advisory Agreements with respect to the Funds, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past to each Fund, Angel Oak’s management capabilities demonstrated with respect to each Fund, the professional qualifications and experience of the portfolio managers of each Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of each Fund. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services it provided to each Fund in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by Angel Oak, the Trustees concluded that Angel Oak is capable of continuing to generate a level of long-term investment performance that is appropriate in light of each Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.
The investment performance of the Funds. With respect to each Fund, the Trustees concluded on the basis of information derived from independent third-party data that Angel Oak had achieved investment performance that was competitive relative to the Fund’s category, as established by the Outside Data Provider (the “Category”), and a smaller peer group of comparable funds (the “Peer Group”) over longer-term trailing periods, and the Trustees took into consideration the fact that Angel Oak focuses on long-term performance results with respect to its management of the Funds and the Funds may have periods of underperformance when measured on a more short-term basis. In considering the performance of the Funds, the Trustees reviewed reports comparing each Fund’s performance to: (i) a Peer Group of comparable funds; (ii) the Fund’s Category; and (iii) the Fund’s benchmark index. In addition, the Trustees considered information they had requested comparing the performance of each Fund to that of other funds identified by the Adviser as direct competitors encountered by the Adviser in the context of marketing the Funds, as of June 30, 2024.
With respect to the Multi-Strategy Income Fund (which commenced operations in June 2011), the Trustees observed that the Fund’s Institutional Class shares had ranked in the first quartile of the Fund’s Peer Group for the period since the inception of the Institutional Class shares, in the second quartile over the one- and ten-year periods ended June 30, 2024, and in the third quartile over the three- and five-year periods ended June 30, 2024.The Trustees further noted that the Multi-Strategy Income Fund’s Institutional Class shares had outperformed the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, over the one-, three-, five-, and ten-year periods ended June 30, 2024, and for the period since the inception of the Institutional Class shares.
With respect to the UltraShort Income Fund (which commenced operations in April 2018), the Trustees observed that the Fund’s Institutional Class shares had ranked in the second quartile of the Fund’s Peer Group over the one year-period ended June 30, 2024, and the period since the Fund’s inception, in the third quartile over the five-year period ended June 30, 2024, and in the fourth quartile over the three-year period ended June 30, 2024. The Trustees further noted that the Fund’s Institutional Class shares had outperformed the Fund’s benchmark indices, the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Short Treasury: 9-12 Months Index, and the Bloomberg Short Term Government/Corporate Index, over the one-, three- (with the exception of the Bloomberg Short Term Government/Corporate Index), and five-year periods ended June 30, 2024, and the period since the Fund’s inception, and had underperformed the Bloomberg Short Term Government/Corporate Index during the three-year period ended June 30, 2024.

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ANGEL OAK FUNDS TRUST
Additional Information (Unaudited)(Continued)
With respect to the UltraShort Income ETF (which commenced operations in October 2022), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the one-year period ended June 30, 2024, and the period since the Fund’s inception. The Trustees further noted that the Fund had outperformed its benchmark indices, the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Treasury Bills Index, and the Bloomberg Short Term Government/Corporate Index, over the one-year period ended June 30, 2024, and for the period since the Fund’s inception.
With respect to the Income ETF (which commenced operations in November 2022), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the one-year period ended June 30, 2024, and the period since the Fund’s inception. The Trustees further noted that the Fund had outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, over the one-year period ended June 30, 2024, and for the period since the Fund’s inception.
On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies and competitive with many other investment companies.
The cost of advisory services provided and the level of profitability. On the basis of comparative information derived from the expense data provided to the Board, the Trustees determined that the management fee of each of the UltraShort Income Fund, UltraShort Income ETF and Income ETF was higher than the median management fee in their respective Peer Groups. They further observed that the management fee of the Multi-Strategy Income Fund was equal to the median management fee in its Peer Group. The Trustees also determined that the net expense ratio of each of the Multi-Strategy Income Fund and UltraShort Income Fund was lower than the median net expense ratio for funds in their respective Peer Groups. They further observed that the net expense ratio of each of the UltraShort Income ETF and Income ETF was higher than the median net expense ratio for funds in their respective Peer Groups.
The Board noted that the quality of services provided by Angel Oak and the past long-term performance of the Funds demonstrated that the advisory fee still offered an appropriate value for the Funds and their shareholders. In addition, the Trustees noted that Angel Oak had agreed to limit the operating expenses of each of the classes of shares of the Funds through May 31, 2025.
The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements, including non-U.S. registered funds (e.g., a UCITS fund) and sub-advised funds that have investment strategies similar to certain of the Funds. The Board considered the fee rates charged by Angel Oak to manage such funds and accounts. The Board took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.
The Board also reviewed detailed profitability information and considered Angel Oak’s current level of profitability with respect to each Fund, and noted that Angel Oak’s profitability was acceptable and not excessive and consistent with applicable industry averages and that Angel Oak is committed to using its own resources to help improve the services it provides for the benefit of the Funds. The Trustees also noted that Angel Oak had provided information regarding its methodology for attributing profitability to each Fund, as opposed to its other lines of business. The Trustees also took into consideration the nature and extent of expenses that are borne directly by Angel Oak from its own financial resources to help to market and promote the Funds. Accordingly, on the basis of the Board’s review of the fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services provided to the Funds by Angel Oak, and the estimated profitability of Angel Oak’s relationship with each Fund, the Board concluded that the level of investment advisory fees and Angel Oak’s profitability are appropriate in light of the investment advisory fees, overall expense ratio and investment performance of comparable investment companies and the historical profitability of the relationship between each Fund and Angel

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Additional Information (Unaudited)(Continued)
Oak. The Trustees considered the profitability of Angel Oak both before and after the impact of the marketing-related expenses that Angel Oak incurs out of its own resources in connection with its management of the Funds.
The extent to which economies of scale may be realized as the Funds grow and whether the advisory fees reflect possible economies of scale. While it was noted that each Fund’s investment advisory fee will not decrease as the Fund’s assets grow because the Funds are not subject to investment advisory fee breakpoints, the Trustees concluded that each Fund’s investment advisory fee was appropriate in light of the projected size of the Fund and appropriately reflected the current economic environment for Angel Oak and the competitive nature of the open-end fund market. The Trustees then noted that they would have the opportunity to periodically re-examine whether each Fund had achieved economies of scale and the appropriateness of investment advisory fees payable to Angel Oak with respect to each Fund, in the future, at which time the implementation of fee breakpoints could be considered. Finally, the Trustees noted the continued improvements made to the Adviser’s infrastructure and services provided to each Fund, which had been funded by the advisory fees received by the Adviser.
Benefits to Angel Oak from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that other benefits derived by Angel Oak from its relationship with the Funds are reasonable and fair and consistent with industry practice and the best interests of the Funds and their shareholders.
Other Considerations. In approving the Investment Advisory Agreements, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of each Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including the Operating Expense Limitation Agreements under which Angel Oak has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreements. The Trustees observed that those waivers were subject to recoupment under the terms of the Operating Expense Limitation Agreements. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to each Fund in order to consider the approval of the Investment Advisory Agreements. It was noted that, in making their determinations, the Trustees had considered and relied upon not only the materials provided to them for use at the Meetings with respect to the proposed contract renewals, but also the information about the Funds and Angel Oak that had been provided to them at the Meetings and throughout the past year in connection with their regular Board meetings. In reaching their conclusion with respect to the continuation of the Investment Advisory Agreements and the level of fees paid under the Investment Advisory Agreements, the Trustees did not identify any one single factor as being controlling, but, rather, the Board took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by the Adviser to each of the Funds, and they found that these services continued to benefit the shareholders of the Funds and also reflected management’s overall commitment to the continued growth and development of the Funds.

159

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date	April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date	April 7, 2025

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	April 7, 2025

* Print the name and title of each signing officer under his or her signature.